United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-Q

Quarterly Schedule of Portfolio Holdings of Registered Management Investment Companies

811-8042

(Investment Company Act File Number)

Federated Insurance Series

___________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

John W. McGonigle, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 12/31/16

Date of Reporting Period: Quarter ended 03/31/16

Item 1. Schedule of Investments

Federated Managed Tail Risk Fund II
Portfolio of Investments
March 31, 2016 (unaudited)
Principal Amount or Shares			Value
		INVESTMENT COMPANIES—77.2%[1]
25,499		Emerging Markets Fixed Income Core Fund	$898,751
1,605,651		Federated Absolute Return Fund, Institutional Shares	16,104,682
57,778		Federated Bank Loan Core Fund	563,911
918,671		Federated Clover Small Value Fund, Institutional Shares	20,679,286
329,769		Federated Emerging Markets Equity Fund, Institutional Shares	2,677,728
745,048		Federated Equity Income Fund, Inc., Institutional Shares	15,824,819
240,858		Federated InterContinental Fund, Institutional Shares	10,853,049
926,768		Federated Intermediate Corporate Bond Fund, Institutional Shares	8,600,408
361,001		Federated International Leaders Fund, Class R6 Shares	10,490,688
2,894,938		Federated International Strategic Value Dividend Fund, Institutional Shares	10,508,625
855,343		Federated Kaufmann Large Cap Fund, Class R6 Shares	15,627,107
557,626		Federated Mortgage Core Portfolio	5,565,104
1,255,648		Federated Project and Trade Finance Core Fund	11,702,641
365,725		Federated Prudent Bear Fund, Institutional Shares	7,855,768
2,632,011		Federated Strategic Value Dividend Fund, Institutional Shares	15,923,665
970		Federated U.S. Gov't Securities Fund 2-5 Years, Institutional Shares	10,769
322,352		High Yield Bond Portfolio	1,911,549
		TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $172,555,515)	155,798,550
		CORPORATE BONDS—1.1%
$30,000		ACE INA Holdings, Inc., 3.350%, 05/03/2026	31,353
25,000		Advance Auto Parts, Inc., 4.500%, 12/01/2023	26,115
150,000		American Honda Finance Co, Unsecd. Deb., Series MTN, 2.250%, 08/15/2019	153,604
60,000		Atmos Energy Corp., Sr. Unsecd. Note, 4.125%, 10/15/2044	61,650
75,000		Autodesk, Inc., Sr. Unsecd. Note, 4.375%, 06/15/2025	76,816
100,000		AutoZone, Inc., Sr. Unsecd. Note, 3.250%, 04/15/2025	100,359
20,000		BB&T Corp., Sr. Unsecd. Note, Series MTN, 2.250%, 02/01/2019	20,352
50,000		Bank of America Corp., Sub. Note, Series L, 3.950%, 04/21/2025	49,893
100,000		Becton, Dickinson and Co., Sr. Unsecd. Note, 4.685%, 12/15/2044	108,483
30,000		Berkshire Hathaway, Inc., Sr. Unsecd. Note, 3.125%, 03/15/2026	30,874
100,000		Canadian Natural Resources Ltd., 3.900%, 02/01/2025	90,080
22,000		Carpenter Technology Corp., Sr. Unsecd. Note, 4.450%, 03/01/2023	20,594
30,000		Comerica, Inc., 3.800%, 07/22/2026	29,180
30,000		Discovery Communications, Sr. Unsecd. Note, 4.900%, 03/11/2026	31,004
50,000	[2,3]	Embraer Overseas Ltd., Sr. Unsecd. Note, Series 144A, 5.696%, 09/16/2023	47,500
40,000		Energy Transfer Partners LP, Sr. Unsecd. Note, 4.900%, 02/01/2024	36,460
50,000		Energy Transfer Partners, Sr. Unsecd. Note, 4.050%, 03/15/2025	44,102
70,000		EverSource Energy, Sr. Unsecd. Note, 3.350%, 03/15/2026	71,279
50,000		Exelon Generation Co. LLC, Sr. Unsecd. Note, 4.250%, 06/15/2022	52,508
50,000		Hyatt Hotels Corp., Sr. Unsecd. Note, 4.850%, 03/15/2026	52,297
20,000		Indiana Michigan Power Co, Sr. Unsecd. Note, Series K, 4.550%, 03/15/2046	20,670
40,000		Invesco Finance PLC, Sr. Unsecd. Note, 3.750%, 01/15/2026	41,754
40,000	[2,3]	Liberty Mutual Group, Inc., Series 144A, 4.850%, 08/01/2044	38,417
70,000		Liberty Property LP, Sr. Unsecd. Note, 3.750%, 04/01/2025	69,918
40,000		Masco Corp., Sr. Unsecd. Note, 4.375%, 04/01/2026	40,924
70,000		Newell Rubbermaid, Inc., Sr. Unsecd. Note, 4.200%, 04/01/2026	73,359
25,000		NextEra Energy Capital Holdings, Inc., Sr. Unsecd. Note, 2.700%, 09/15/2019	25,298
1

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
$40,000		O'Reilly Automotive, Inc., Sr. Unsecd. Note, 3.550%, 03/15/2026	$41,206
100,000		Omnicom Group, Inc., Sr. Unsecd. Note, 3.600%, 04/15/2026	102,690
50,000		ProLogis LP, Sr. Unsecd. Note, 3.350%, 02/01/2021	52,164
10,000		Stryker Corp., Sr. Unsecd. Note, 3.500%, 03/15/2026	10,391
60,000		SunTrust Banks, Inc., Sr. Unsecd. Note, 2.900%, 03/03/2021	60,981
20,000		Textron, Inc., Sr. Unsecd. Note, 4.000%, 03/15/2026	20,555
25,000		Textron, Inc., Sr. Unsecd. Note, 4.300%, 03/01/2024	25,930
20,000		Total System Services, Inc., Sr. Unsecd. Note, 4.800%, 04/01/2026	20,628
25,000		Verisk Analytics, Inc., Sr. Unsecd. Note, 5.500%, 06/15/2045	24,525
125,000		Verizon Communications, Inc., Sr. Unsecd. Note, 5.150%, 09/15/2023	144,555
25,000		Viacom, Inc., Sr. Unsecd. Note, 3.875%, 04/01/2024	24,952
30,000		Visa, Inc., Sr. Unsecd. Note, 3.150%, 12/14/2025	31,369
90,000		Williams Partners LP, 4.900%, 01/15/2045	64,774
10,000		Williams Partners LP, 5.100%, 09/15/2045	7,220
55,000		Worthington Industries, Inc., Sr. Unsecd. Note, 4.550%, 04/15/2026	55,027
		TOTAL CORPORATE BONDS (IDENTIFIED COST $1,984,724)	2,131,810
		ASSET-BACKED SECURITIES—0.1%
150,000		American Express Credit Account Master Trust 2014-1, A, 0.806%, 12/15/2021	149,957
150,000	[2,3]	Penarth Master Issuer 2015-1A, A1, 0.840%, 03/18/2019	149,762
		TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $300,000)	299,719
		COMMERCIAL MORTGAGE-BACKED SECURITIES—0.3%
225,000		Citigroup Commercial Mortgage Trust 2015-GC33 AS, 4.114%, 9/10/2058	238,542
50,000		Commercial Mortgage Trust 2015-DC1 AM, 3.724%, 2/10/2048	52,272
150,000		Federal Home Loan Mortgage Corp., 2.724%, 9/25/2020	155,929
105,000		WF-RBS Commercial Mortgage Trust 2014-C25 B, 4.236%, 11/15/2047	108,275
		TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $545,880)	555,018
		EXCHANGE-TRADED FUNDS—5.1%
80,621		iShares Dow Jones U.S. Real Estate Index Fund	6,277,151
299,441	[4]	PowerShares DB Commodity Index Tracking Fund	3,979,571
		TOTAL EXCHANGE-TRADED FUNDS (IDENTIFIED COST $13,083,813)	10,256,722
		U.S. TREASURIES—5.2%
460,766		U.S. Treasury Inflation-Protected Bond, 0.750%, 2/15/2045	446,669
153,974		U.S. Treasury Inflation-Protected Bond, 1.000%, 2/15/2046	160,721
740,317		U.S. Treasury Inflation-Protected Bond, 1.375%, 2/15/2044	830,189
1,549,223		U.S. Treasury Inflation-Protected Bond, 1.750%, 1/15/2028	1,796,373
790,163		U.S. Treasury Inflation-Protected Bond, 2.000%, 1/15/2026	925,849
735,228		U.S. Treasury Inflation-Protected Bond, 2.375%, 1/15/2025	876,063
3,035		U.S. Treasury Inflation-Protected Note, 0.125%, 4/15/2020	3,099
48,010		U.S. Treasury Inflation-Protected Note, 0.250%, 1/15/2025	48,429
99,899		U.S. Treasury Inflation-Protected Note, 0.375%, 7/15/2025	102,108
985,866		U.S. Treasury Inflation-Protected Note, Series A-2024, 0.625%, 1/15/2024	1,027,303
329,583		U.S. Treasury Inflation-Protected Note, Series D-2018, 1.375%, 7/15/2018	347,665
1,642,471		U.S. Treasury Inflation-Protected Note, Series D-2020, 1.250%, 7/15/2020	1,766,410
2,993		U.S. Treasury Inflation-Protected Note, Series D-2024, 0.125%, 7/15/2024	3,006
1,275,045		U.S. Treasury Inflation-Protected Note, Series W-2016, 0.125%, 4/15/2016	1,274,814
505,515		U.S. Treasury Inflation-Protected Note, Series X-2019, 0.125%, 4/15/2019	516,464
1,000		United States Treasury Bond, 3.000%, 11/15/2044	1,079
2

Principal Amount or Shares		Value
	U.S. TREASURIES—continued
$20,000	United States Treasury Bond, 3.000%, 11/15/2045	$21,600
2,000	United States Treasury Bond, 3.000%, 5/15/2045	2,157
350,000	United States Treasury Note, 0.750%, 2/28/2018	350,140
40,000	United States Treasury Note, 2.250%, 11/15/2025	41,651
	TOTAL U.S. TREASURIES (IDENTIFIED COST $10,387,870)	10,541,789
	PURCHASED CALL OPTION—0.0%
127,500	CBOE SPX Volatility Index, Strike Price $25.00, Expiration Date: 04/20/2016 (IDENTIFIED COST $207,825)	22,313
	PURCHASED PUT OPTIONS—0.3%
300,000	SPDR S&P 500 ETF Trust, Strike Price $180.00, Expiration Date: 7/17/2016	283,500
70,000	SPDR S&P 500 ETF Trust, Strike Price $200.00, Expiration Date: 7/17/2016	261,800
	TOTAL PURCHASED PUT OPTIONS (IDENTIFIED COST $2,892,307)	545,300
	REPURCHASE AGREEMENT—9.9%
20,065,000	Interest in $550,000,000 joint repurchase agreement 0.31%, dated 3/31/2016 under which Bank of America, N.A. will repurchase securities provided as collateral for $550,004,736 on 4/1/2016. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities maturing on 2/25/2044 and the market value of those underlying securities was $566,504,878. (IDENTIFIED COST $20,065,000)	20,065,000
	TOTAL INVESTMENTS—99.2% (IDENTIFIED COST $222,022,934)[5]	200,216,221
	OTHER ASSETS AND LIABILITIES - NET—0.8%[6]	1,704,328
	TOTAL NET ASSETS—100%	$201,920,549
At March 31, 2016, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
[4]United States Treasury Long Bond Long Futures	2	$328,875	June 2016	$2,933
[4]United States Treasury Ultra Bond Long Futures	9	$1,552,781	June 2016	$1,275
[4]United States Treasury Notes 2-Year Long Futures	29	$6,343,750	June 2016	$14,716
4S&P 500 Index Short Futures	84	$43,081,500	June 2016	$(1,681,323)
[4]United States Treasury Notes 5-Year Short Futures	7	$848,148	June 2016	$(1,657)
[4]United States Treasury Notes 10-Year Short Futures	24	$3,129,375	June 2016	$(3,666)
NET UNREALIZED DEPRECIATION ON FUTURES CONTRACTS				$(1,667,722)
The average notional value of long and short futures contracts held by the Fund throughout the period was $7,202,740 and $40,369,841, respectively. This is based on the contracts held as of each month-end throughout the three-month fiscal period.
The average market value of purchased put and call options held by the Fund throughout the period was $1,678,225. This is based on amounts held as of each month-end throughout the three-month fiscal period.
Net Unrealized Depreciation on Futures Contracts is included in “Other Assets and Liabilities—Net.”
1	Affiliated holdings.
2	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At March 31, 2016, these restricted securities amounted to $235,679, which represented 0.1% of total net assets.
3	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At March 31, 2016, these liquid restricted securities amounted to $235,679, which represented 0.1% of total net assets.
4	Non-income-producing security.
5	At March 31, 2016, the cost of investments for federal tax purposes was $222,022,934. The net unrealized depreciation of investments for federal tax purposes excluding any unrealized appreciation/depreciation resulting from a) the translation from foreign currencies to U.S. dollars of assets and liabilities other than investments in securities and b) futures contracts was $21,806,713. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $1,246,147 and net unrealized depreciation from investments for those securities having an excess of cost over value of $23,052,860.
6	Assets, other than investments in securities, less liabilities.
3

Note: The categories of investments are shown as a percentage of total net assets at March 31, 2016.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by Trustees.
■	Fixed-income securities and repurchase agreements acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), unless the issuer's creditworthiness is impaired or other factors indicate that amortized cost is not an accurate estimate of the investment's fair value, in which case it would be valued in the same manner as a longer-term security.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, or if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a valuation committee (“Valuation Committee”) comprised of officers of the Fund, Federated Global Investment Management Corp., Federated Investment Management Company and Federated Equity Management Company of Pennsylvania (collectively, the “Co-Advisers”) and certain of the Co-Advisers' affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services and review of price challenges by the Co-Advisers based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Co-Advisers determine that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
4

The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Co-Advisers determine that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of March 31, 2016, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Investment Companies[1]	$135,156,594	$—	$—	$155,798,550
Debt Securities:
Corporate Bonds	—	2,131,810	—	2,131,810
Asset-Backed Securities	—	299,719	—	299,719
Commercial Mortgage-Backed Securities	—	555,018	—	555,018
U.S. Treasuries	—	10,541,789	—	10,541,789
Exchange-Traded Funds	10,256,722	—	—	10,256,722
Purchased Call Option	22,313	—	—	22,313
Purchased Put Options	545,300	—	—	545,300
Repurchase Agreement	—	20,065,000	—	20,065,000
TOTAL SECURITIES	$145,980,929	$33,593,336	$—	$200,216,221
OTHER FINANCIAL INSTRUMENTS[2]
Assets	18,924	—	—	18,924
Liabilities	(1,686,146)	—	—	(1,686,146)
TOTAL OTHER FINANCIAL INSTRUMENTS	$(1,667,222)	$—	$—	$(1,667,222)
1	As permitted by U.S. generally accepted accounting principles (GAAP), Investment Companies valued at $20,641,956 are measured at fair value using the net asset value (NAV) per share practical expedient and have not been categorized in the chart above but are included in the Total column. The price of shares redeemed in Emerging Markets Fixed Income Core Fund, Federated Bank Loan Core Fund, Federated Mortgage Core Portfolio and High Yield Bond Portfolio is the next determined NAV after receipt of a shareholder redemption request. The price of shares redeemed of Federated Project and Trade Finance Core Fund may be determined as of the closing NAV of the fund up to twenty-four days after receipt of a shareholder redemption request.
Other financial instruments include futures contracts.	2
The following acronym is used throughout this portfolio:
MTN—Medium Term Note
5
Federated Managed Volatility Fund II
Portfolio of Investments
March 31, 2016 (unaudited)
Principal Amount, Contracts or Shares		Value
	COMMON STOCKS—38.3%
	Consumer Discretionary—3.2%
15,277	Big Lots, Inc.	$691,895
10,770	Comcast Corp., Class A	657,832
31,467	Darden Restaurants, Inc.	2,086,262
22,028	Foot Locker, Inc.	1,420,806
99,884	Ford Motor Co.	1,348,434
25,147	Home Depot, Inc.	3,355,364
12,636	Kohl's Corp.	588,964
39,805	Lowe's Cos., Inc.	3,015,229
28,592	M.D.C. Holdings, Inc.	716,515
4,964	McDonald's Corp.	623,876
27,483	TJX Cos., Inc.	2,153,293
11,987	Target Corp.	986,290
22,003	Walt Disney Co.	2,185,118
	TOTAL	19,829,878
	Consumer Staples—4.0%
70,422	Altria Group, Inc.	4,412,642
28,581	Campbell Soup Co.	1,823,182
44,626	ConAgra Foods, Inc.	1,991,212
6,502	Dr. Pepper Snapple Group, Inc.	581,409
26,336	General Mills, Inc.	1,668,386
14,193	Kimberly-Clark Corp.	1,909,100
181,009	Koninklijke Ahold NV- ADR	4,061,842
37,468	PepsiCo, Inc.	3,839,721
41,335	Philip Morris International, Inc.	4,055,377
9,113	Wal-Mart Stores, Inc.	624,149
	TOTAL	24,967,020
	Energy—3.5%
57,067	Baker Hughes, Inc.	2,501,247
23,678	Canadian Natural Resources Ltd.	639,306
20,634	ENI S.p.A, ADR	623,560
44,268	Exxon Mobil Corp.	3,700,362
19,342	Imperial Oil Ltd.	646,198
56,096	Marathon Petroleum Corp.	2,085,649
40,822	National Oilwell Varco, Inc.	1,269,564
58,838	Noble Corp. PLC	608,973
23,033	Suncor Energy, Inc.	640,548
46,725	Technip SA	646,207
42,045	Tesoro Petroleum Corp.	3,616,290
71,265	Valero Energy Corp.	4,570,937
	TOTAL	21,548,841
	Financials—7.3%
18,879	Allstate Corp.	1,271,878
20,967	American Financial Group, Inc., Ohio	1,475,448
110,322	American International Group, Inc.	5,962,904

Principal Amount, Contracts or Shares		Value
	COMMON STOCKS—continued
	Financials—continued
16,146	Assurant, Inc.	$1,245,664
197,406	Bank of America Corp.	2,668,929
10,271	Chubb Ltd.	1,223,790
14,510	Digital Realty Trust, Inc.	1,283,990
12,892	Discover Financial Services	656,461
4,904	First Financial Bancorp	89,155
43,680	General Growth Properties, Inc.	1,298,606
157,488	Hartford Financial Services Group, Inc.	7,257,047
48,549	Hospitality Properties Trust	1,289,461
85,330	J.P. Morgan Chase & Co.	5,053,243
11,840	Marsh & McLennan Cos., Inc.	719,754
47,318	NASDAQ, Inc.	3,140,969
100,972	Old Republic International Corp.	1,845,768
17,221	PNC Financial Services Group	1,456,380
2,386	Public Storage	658,130
32,653	STORE Capital Corp.	845,060
9,040	Sun Communities, Inc.	647,354
5,915	The Travelers Cos, Inc.	690,340
30,628	U.S. Bancorp	1,243,190
14,120	Vornado Realty Trust	1,333,352
27,773	Wells Fargo & Co.	1,343,102
	TOTAL	44,699,975
	Health Care—6.0%
42,141	Aetna, Inc.	4,734,541
26,344	Amgen, Inc.	3,949,756
23,100	Anthem, Inc.	3,210,669
16,050	Baxter International, Inc.	659,334
33,531	Cardinal Health, Inc.	2,747,865
47,897	Gilead Sciences, Inc.	4,399,818
51,220	Johnson & Johnson	5,542,004
59,617	Merck & Co., Inc.	3,154,336
122,026	Pfizer, Inc.	3,616,851
94,809	Teva Pharmaceutical Industries, Ltd., ADR	5,073,230
	TOTAL	37,088,404
	Industrials—4.8%
39,765	Alaska Air Group, Inc.	3,261,525
36,254	Boeing Co.	4,602,083
26,623	Deluxe Corp.	1,663,671
11,661	Fluor Corp.	626,196
38,938	General Dynamics Corp.	5,115,285
83,705	General Electric Co.	2,660,982
18,108	Huntington Ingalls Industries, Inc.	2,479,709
94,428	Masco Corp.	2,969,761
36,495	Nielsen Holdings PLC	1,921,827
8,042	Northrop Grumman Corp.	1,591,512
7,888	Stanley Black & Decker, Inc.	829,896
6,168	United Technologies Corp.	617,417
21,446	Waste Management, Inc.	1,265,314
	TOTAL	29,605,178

Principal Amount, Contracts or Shares			Value
		COMMON STOCKS—continued
		Information Technology—4.9%
39,174		Apple, Inc.	$4,269,574
58,654		Avnet, Inc.	2,598,372
24,046		CA, Inc.	740,376
42,492		CSRA, Inc.	1,143,035
234,588		Cisco Systems, Inc.	6,678,720
46,406		Computer Sciences Corp.	1,595,902
24,053		EMC Corp. Mass	641,013
46,423		Hewlett Packard Enterprise Co.	823,080
25,030		Intel Corp.	809,721
9,082		International Business Machines Corp.	1,375,469
25,489		Juniper Networks, Inc.	650,224
96,542		Maxim Integrated Products, Inc.	3,550,815
91,791		Microsoft Corp.	5,069,617
		TOTAL	29,945,918
		Materials—1.2%
59,066		Avery Dennison Corp.	4,259,249
12,742		Bemis Co., Inc.	659,781
26,597		Cabot Corp.	1,285,433
36,419		Worthington Industries, Inc.	1,297,973
		TOTAL	7,502,436
		Telecommunication Services—1.6%
29,082		BCE, Inc.	1,324,394
39,855		CenturyLink, Inc.	1,273,766
131,539		Verizon Communications	7,113,629
		TOTAL	9,711,789
		Utilities—1.8%
28,544		Duke Energy Corp.	2,302,930
31,943		Entergy Corp.	2,532,441
19,169		FirstEnergy Corp.	689,509
63,501		NiSource, Inc.	1,496,084
68,710		Public Service Enterprises Group, Inc.	3,238,989
18,753		UGI Corp.	755,558
		TOTAL	11,015,511
		TOTAL COMMON STOCKS (IDENTIFIED COST $225,106,258)	235,914,950
		ADJUSTABLE RATE MORTGAGE—0.0%
$13,473		Federal National Mortgage Association, 2.311%, 09/01/2037 (IDENTIFIED COST $13,570)	14,234
		ASSET-BACKED SECURITY—0.0%
225,000		Santander Drive Auto Receivables Trust 2013-1, Class D, 2.270%, 01/15/2019 (IDENTIFIED COST $224,972)	222,558
		COLLATERALIZED MORTGAGE OBLIGATIONS—0.5%
55,000		Commercial Mortgage Pass-Through Certificates 2012-LC4, Class B, 4.934%, 12/10/2044	61,109
402,920		Federal National Mortgage Association REMIC 2006-117, Class GF, 0.783%, 12/25/2036	400,860
399,080		Federal National Mortgage Association REMIC 2012-1, Class F, 0.883%, 02/25/2042	398,555
980,000		GS Mortgage Securities Trust 2014-GC24, Class B, 4.507%, 09/10/2047	1,028,658
590,000	[1,2]	UBS-Barclays Commercial Mortgage Trust 2013-C6, Class B, 3.875%, 04/10/2046	602,352
495,000		WF-RBS Commercial Mortgage Trust 2014-C25, Class B, 4.236%, 11/15/2047	510,441
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $2,982,870)	3,001,975

Principal Amount, Contracts or Shares			Value
		COMMERCIAL MORTGAGE-BACKED SECURITIES—0.3%
$1,050,000	[1,2]	FREMF Mortgage Trust 2013-K25, Class B, 3.618%, 11/25/2045	$1,050,482
790,000	[1,2]	FREMF Mortgage Trust 2015-K49, Class B, 3.848%%, 10/25/2048	662,029
		TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $1,782,397)	1,712,511
		CORPORATE BONDS—16.8%
		Aerospace/Defense—0.1%
200,000		Avianca Holdings SA, Sr. Unsecd. Note, Series REGS, 8.375%, 05/10/2020	158,000
225,000	[1,2]	Embraer Overseas Ltd., Sr. Unsecd. Note, Series 144A, 5.696%, 09/16/2023	213,750
90,000	[1,2]	Latam Airlines 2015-1 Pass Through Trust, Series 144A, 4.200%, 11/15/2027	78,750
		TOTAL	450,500
		Automotive—0.1%
480,000	[1,2]	Hyundai Capital America, Sr. Unsecd. Note, Series 144A, 2.550%, 02/06/2019	483,497
350,000	[1,2]	NEMAK SA, Series 144A, 5.500%, 02/28/2023	361,375
		TOTAL	844,872
		Banking—3.2%
300,000		ADCB Finance Cayman, Ltd., Series EMTN, 4.500%, 03/06/2023	311,586
400,000		Alfa Bank (Alfa Bond), Sr. Unsecd. Note, Series EMTN, 5.000%, 11/27/2018	405,590
100,000		BBVA Bancomer SA Grand Cayman, Series REGS, 6.008%, 05/17/2022	101,750
510,000	[1,2]	BBVA Bancomer SA Mexico, Jr. Sub. Note, Series 144A, 5.350%, 11/12/2029	492,150
200,000		BBVA Bancomer SA Texas, Sub. Note, Series REGS, 6.500%, 03/10/2021	219,500
400,000		Banco Bradesco (Cayman), Sub., Series REGS, 5.750%, 03/01/2022	410,000
100,000	[1,2]	Banco Bradesco SA, Sub. Note, Series 144A, 5.900%, 01/16/2021	104,200
100,000		Banco de Credito del Peru, Jr. Sub. Note, Series REGS, 9.750%, 11/06/2069	112,500
200,000		Banco de Credito del Peru, Series REGS, 6.125%, 04/24/2027	214,250
100,000		Banco Del Estado, Sr. Unsecd. Note, Series REGS, 4.125%, 10/07/2020	105,900
300,000		Banco Do Brasil (Cayman), Series REGS, 5.875%, 01/26/2022	278,160
219,000		Banco Do Brasil S.A., 3.875%, 10/10/2022	189,588
100,000		Banco Do Brasil S.A., Jr. Sub. Note, Series REGS, 8.500%,10/29/2049	88,970
500,000		Banco Internacional del Peru, Sr. Unsecd. Note, Series REGS, 5.750%, 10/07/2020	547,350
100,000		Banco Pan SA, Series REGS, 8.500%, 04/23/2020	77,500
200,000	[1,2]	Banco Reservas Rep Domin, Series 144A, 7.000%, 02/01/2023	193,600
400,000		Bancolombia S.A., 5.950%, 06/03/2021	433,500
600,000		Bank of China (Hong Kong) Ltd., Sr. Unsecd. Note, Series EMTN, 2.875%, 06/30/2020	612,894
510,000	[1,2]	Bank of China Ltd., Series 144A, 5.000%, 11/13/2024	530,602
600,000		Bank of China Ltd., Sub. Note, Series REGS, 5.000%, 11/13/2024	624,238
350,000		Bbva Banco Continental, Series REGS, 5.000%, 08/26/2022	372,750
400,000		CITIC Ltd., Sr. Unsecd. Note, Series EMTN, 6.875%, 01/21/2018	432,393
200,000		Caixa Economica Federal, Series REGS, 3.500%, 11/07/2022	172,000
150,000		Caixa Economica Federal, Series REGS, 4.250%, 05/13/2019	142,875
300,000	[1,2]	Corpbanca, Series 144A, 3.875%, 09/22/2019	308,054
500,000		Emirates NBD Tier 1 Ltd., 5.750%, 05/29/2049	503,844
400,000	[1,2]	Export Credit Bank of Tur, Sr. Unsecd. Note, Series 144A, 5.375%, 02/08/2021	408,020
1,400,000		Export-Import Bank Korea, Sr. Unsecd. Note, 2.625%, 12/30/2020	1,434,267
1,000,000		Export-Import Bank of China/The via Avi Funding Co. Ltd., Sr. Unsecd. Note, Series REGS, 3.800%, 09/16/2025	1,057,840
540,000		Export-Import Bank, Series EMTN, 4.000%, 08/07/2017	553,353
800,000		Export-Import Bank of India, Sr. Unsecd. Note, Series EMTN, 3.875%, 10/02/2019	834,006
250,000		ICICI Bank Ltd., Series REGS, 5.750%, 11/16/2020	282,522
750,000		Industrial & Commercial Bank of China, Sr. Unsecd. Note, Series MTN, 2.905%, 11/13/2020	763,999
600,000		Industrial and Commercial Bank of China Ltd., Jr. Sub. Note, Series REGS, 6.000%, 12/29/2049	624,904
400,000	[1,2]	Industrial Bank of Korea, Sr. Unsecd. Note, Series 144A, 2.000%, 04/23/2020	399,767

Principal Amount, Contracts or Shares			Value
		CORPORATE BONDS—continued
		Banking—continued
$200,000		Industrial Bank of Korea, Sr. Unsecd. Note, Series REGS, 2.000%, 04/23/2020	$199,690
300,000		Itau Unibanco Holding SA, Sr. Unsecd. Note, Series REGS, 2.850%, 05/26/2018	296,700
300,000		Itau Unibanco Holding SA, Sub., Series REGS, 5.500%, 08/06/2022	298,560
200,000		Itau Unibanco Holding SA, Sub., Series REGS, 6.200%, 12/21/2021	204,500
200,000		Kookmin Bank, Series REGS, 1.625%, 07/14/2017	200,350
300,000		Korea Development Bank, Sr. Unsecd. Note, 2.250%, 05/18/2020	303,715
200,000		Korea Development Bank, Sr. Unsecd. Note, 2.875%, 08/22/2018	205,785
600,000		Korea Development Bank, Sr. Unsecd. Note, 3.000%, 09/14/2022	624,777
200,000	[1,2]	NongHyup Bank, Sr. Unsecd. Note, Series 144A, 2.250%, 09/19/2017	202,526
630,000	[1,2]	RSHB Capital S.A., Series 144A, 5.100%, 07/25/2018	641,579
500,000	[1,2]	Turkiye Halk Bankasi AS, Sr. Unsecd. Note, Series 144A, 4.750%, 02/11/2021	484,190
230,000		Vnesheconombank (VEB), Series REGS, 5.942%, 11/21/2023	224,525
200,000		Vnesheconombank (VEB), Series REGS, 6.025%, 07/05/2022	196,500
720,000		Vnesheconombank (VEB), Sr. Unsecd. Note, Series REGS, 6.902%, 07/09/2020	745,193
200,000	[1,2]	Vnesheconombank, Sr. Unsecd. Note, Series 144A, 5.375%, 02/13/2017	203,022
200,000	[1,2]	Woori Bank, Sub. Note, Series 144A, 5.875%, 04/13/2021	229,392
200,000	[1,2]	Yapi ve Kredi Bankasi A.S., Series 144A, 5.250%, 12/03/2018	206,936
		TOTAL	19,812,362
		Basic Industry - Chemicals—0.2%
400,000		Albemarle Corp., 4.150%, 12/01/2024	396,875
400,000		Albemarle Corp., Sr. Unsecd. Note, 5.450%, 12/01/2044	384,490
285,000		Valspar Corp., Sr. Unsecd. Note, 3.300%, 02/01/2025	281,627
450,000		Valspar Corp., Sr. Unsecd. Note, 4.400%, 02/01/2045	424,483
		TOTAL	1,487,475
		Brewing—0.1%
600,000		Anadolu Efes Biracilik ve Malt Sanayii A.S., Series REGS, 3.375%, 11/01/2022	528,708
		Broadcast Radio & TV—0.0%
232,000		Grupo Televisa S.A., Sr. Note, 8.500%, 03/11/2032	299,091
		Building Materials—0.1%
700,000	[1,2]	Cemex S.A. de C.V., Series 144A, 6.500%, 12/10/2019	721,875
200,000		Turkiye Sise ve Cam Fabri, Sr. Unsecd. Note, Series REGS, 4.250%, 05/09/2020	196,779
		TOTAL	918,654
		Chemicals & Plastics—0.6%
275,000		Alfa S.A., Sr. Unsecd. Note, Series REGS, 6.875%, 03/25/2044	276,375
200,000		Braskem America Finance , Series REGS, 7.125%, 07/22/2041	170,690
200,000		Braskem Finance Ltd., Series REGS, 5.750%, 04/15/2021	192,000
475,000	[1,2]	Groupe Office Cherifien des Phosphates SA, Series 144A, 6.875%, 04/25/2044	494,532
550,000	[1,2]	Groupe Office Cherifien des Phosphates SA, Sr. Unsecd. Note, Series 144A, 4.500%, 10/22/2025	527,497
450,000	[1,2]	Groupe Office Cherifien des Phosphates SA, Sr. Unsecd. Note, Series 144A, 5.625%, 04/25/2024	469,080
200,000		Groupe Office Cherifien des Phosphates SA, Sr. Unsecd. Note, Series REGS, 6.875%, 04/25/2044	208,224
200,000		Mexichem SA de CV, Sr. Unsecd. Note, Series REGS, 5.875%, 09/17/2044	180,250
200,000		PTT Global Chemical PCL, Series REGS, 4.250%, 09/19/2022	211,375
300,000		Phosagro OAO, Sr. Unsecd. Note, Series REGS, 4.204%, 02/13/2018	301,723
500,000		Sinochem Offshore Capital Co. Ltd., Sr. Unsecd. Note, Series REGS, 3.250%, 04/29/2019	510,552
250,000		Sinochem Overseas Capital Co. Ltd., Company Guarantee, Series REGS, 4.500%, 11/12/2020	266,323
		TOTAL	3,808,621
		Communications - Cable & Satellite—0.4%
1,000,000	[1,2]	CCO Safari II LLC, Series 144A, 6.484%, 10/23/2045	1,116,080

Principal Amount, Contracts or Shares			Value
		CORPORATE BONDS—continued
		Communications - Cable & Satellite—continued
$1,500,000		Time Warner Cable, Inc., Company Guarantee, 5.500%, 09/01/2041	$1,492,984
		TOTAL	2,609,064
		Communications - Media & Entertainment—0.6%
1,000,000		CBS Corp., 4.900%, 08/15/2044	979,582
1,400,000		Viacom, Inc., Sr. Unsecd. Note, 5.850%, 09/01/2043	1,350,974
1,400,000		WPP Finance 2010, Sr. Unsecd. Note, 5.125%, 09/07/2042	1,373,040
		TOTAL	3,703,596
		Communications - Telecom Wirelines—0.4%
1,400,000		AT&T, Inc., Sr. Unsecd. Note, 5.150%, 03/15/2042	1,416,549
700,000		Verizon Communications, Inc., Sr. Unsecd. Note, 6.550%, 09/15/2043	924,098
		TOTAL	2,340,647
		Conglomerates—0.1%
400,000		Hutch Whampoa Int. 12 Ltd., Series REGS, 6.000%, 05/29/2049	414,200
		Consumer Cyclical - Automotive—0.2%
1,000,000		General Motors Co., Sr. Unsecd. Note, 5.200%, 04/01/2045	943,211
		Consumer Cyclical - Household and Leisure Products—0.0%
200,000		Arcelik AS, Sr. Unsecd. Note, Series REGS, 5.000%, 04/03/2023	190,234
		Consumer Cyclical - Retailers—0.1%
1,000,000		Bed Bath & Beyond, Inc., 5.165%, 08/01/2044	835,462
		Consumer Cyclical - Services—0.2%
570,000		Alibaba Group Holding Ltd., Sr. Unsecd. Note, 3.125%, 11/28/2021	581,629
500,000		Alibaba Group Holding Ltd., Sr. Unsecd. Note, 3.600%, 11/28/2024	504,983
		TOTAL	1,086,612
		Consumer Non-Cyclical - Food/Beverage—0.1%
100,000		Cosan Overseas Ltd., 8.250%, 11/29/2049	85,000
300,000		Grupo Bimbo SAB de CV, Sr. Unsecd. Note, Series REGS, 3.875%, 06/27/2024	302,611
120,000		JBS USA LLC/JBS USA Finance, Inc., Sr. Unsecd. Note, Series REGS, 8.250%, 02/01/2020	123,600
		TOTAL	511,211
		Consumer Non-Cyclical - Tobacco—0.1%
680,000		Reynolds American, Inc., Sr. Unsecd. Note, 7.000%, 08/04/2041	807,406
		Consumer Products—0.1%
180,000		Fomento Economico Mexicano, SA de C.V., 2.875%, 05/10/2023	174,759
200,000		Fomento Economico Mexicano, SA de C.V., 4.375%, 05/10/2043	196,697
		TOTAL	371,456
		Energy - Integrated—0.1%
500,000		CNPC General Capital Ltd., Sr. Unsecd. Note, Series EMTN, 2.700%, 11/25/2019	509,132
150,000		Petroleos Mexicanos, 6.500%, 06/02/2041	141,975
		TOTAL	651,107
		Energy - Midstream—0.2%
1,400,000		Kinder Morgan Energy Partners LP, Sr. Unsecd. Note, 6.375%, 03/01/2041	1,331,446
200,000	[1,2]	Southern Gas Corridor CJSC, Unsecd. Note, Series 144A, 6.875%, 03/24/2026	200,750
		TOTAL	1,532,196
		Energy - Oil Field Services—0.2%
1,400,000		Weatherford International Ltd., 7.000%, 03/15/2038	1,036,000
		Energy - Refining—0.2%
300,000	[1,2]	Koc Holding A.S., Sr. Unsecd. Note, Series 144A, 5.250%, 03/15/2023	299,445
620,000		Phillips 66, Sr. Unsecd. Note, 4.875%, 11/15/2044	623,672
		TOTAL	923,117

Principal Amount, Contracts or Shares			Value
		CORPORATE BONDS—continued
		Farming & Agriculture—0.2%
$1,000,000	[1,2]	Kazagro National Management Holding, Series 144A, 4.625%, 05/24/2023	$830,000
200,000		Marfrig Overseas Ltd., Series REGS, 9.500%, 05/04/2020	203,940
300,000		Uralkali, Series REGS, 3.723%, 04/30/2018	296,973
		TOTAL	1,330,913
		Finance—0.4%
350,000	[1,2]	Africa Finance Corp., Sr. Unsecd. Note, Series 144A, 4.375%, 04/29/2020	357,521
300,000	[1,2]	Corp Financi De Desarrol, Sr. Unsecd. Note, Series 144A, 4.750%, 07/15/2025	310,500
200,000		Grupo Aval Ltd., Series REGS, 4.750%, 09/26/2022	187,000
650,000		MAF Global Securities, 7.125%, 10/29/2049	685,750
700,000		Sukuk Funding No3 Ltd., 4.348%, 12/03/2018	727,403
		TOTAL	2,268,174
		Financial Institution - Banking—0.9%
150,000		Bank of America Corp., Sub. Note, 6.500%, 09/15/2037	171,102
900,000		Bank of America Corp., Sub. Note, Series MTN, 4.000%, 01/22/2025	903,402
1,500,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 6.250%, 02/01/2041	1,871,935
850,000		J.P. Morgan Chase & Co., Sub. Note, 3.375%, 05/01/2023	855,157
650,000		Merrill Lynch & Co., Inc., Sub. Note, 7.750%, 05/14/2038	890,865
450,000		Morgan Stanley, Sr. Unsecd. Note, Series MTN, 6.250%, 08/09/2026	537,102
475,000		Morgan Stanley, Sub. Note, Series MTN, 4.100%, 05/22/2023	490,768
		TOTAL	5,720,331
		Financial Institution - Broker/Asset Mgr/Exchange—0.1%
500,000		Jefferies Group LLC, Sr. Unsecd. Note, 6.500%, 01/20/2043	446,864
400,000		Jefferies Group, Inc., Sr. Unsecd. Note, 6.250%, 01/15/2036	387,326
		TOTAL	834,190
		Financial Institution - Insurance - P&C—0.2%
800,000	[1,2]	Liberty Mutual Group, Inc., Series 144A, 4.850%, 08/01/2044	768,323
500,000	[1,2]	Nationwide Mutual Insurance Co., Sub. Note, Series 144A, 9.375%, 08/15/2039	741,616
		TOTAL	1,509,939
		Financial Institution - REIT - Other—0.2%
1,000,000		WP Carey, Inc., Sr. Unsecd. Note, 4.600%, 04/01/2024	1,019,266
		Financial Intermediaries—0.2%
400,000		ADIB Capital Invest 1 Ltd, 6.375%, 10/29/2049	420,600
350,000		Banco Santander, S.A., Series REGS, 4.125%, 11/09/2022	362,180
200,000	[1,2]	Investcorp SA, Series 144A, 8.250%, 11/01/2017	210,835
200,000		Ooredoo International Finance Ltd., Series REGS, 3.375%, 10/14/2016	202,315
		TOTAL	1,195,930
		Food & Drug Retailers—0.0%
200,000	[1,2]	Cencosud SA, Sr. Unsecd. Note, Series 144A, 4.875%, 01/20/2023	201,853
		Forest Products—0.0%
200,000		Klabin Finance SA, Series REGS, 5.250%, 07/16/2024	189,330
		Government Agency—0.1%
100,000	[1,2]	Banco Nacional de Desenvolvimento Economico e Social, Note, Series 144A, 6.500%, 06/10/2019	103,100
200,000	[1,2]	Banco Nacional de Desenvolvimento Economico e Social, Sr. Unsecd. Note, Series 144A, 6.369%, 06/16/2018	206,296
200,000		Banco Nacional de Desenvolvimento Economico e Social, Sr. Unsecd. Note, Series REGS, 6.500%, 06/10/2019	206,200
		TOTAL	515,596
		Metals & Mining—0.6%
110,000		Anglogold Ashanti Holdings PLC, Sr. Unsecd. Note, 5.125%, 08/01/2022	103,792
100,000		CSN Resources SA, Series REGS, 6.500%, 07/21/2020	52,000

Principal Amount, Contracts or Shares			Value
		CORPORATE BONDS—continued
		Metals & Mining—continued
$500,000		China Hongqiao Group, 7.625%, 06/26/2017	$510,335
200,000	[1,2]	Codelco, Inc., Series 144A, 3.000%, 07/17/2022	192,652
200,000		Codelco, Inc., Series REGS, 3.000%, 07/17/2022	192,652
400,000	[1,2]	Codelco, Inc., Sr. Unsecd. Note, Series 144A, 4.875%, 11/04/2044	378,142
200,000		Fresnillo PLC, Series REGS, 5.500%, 11/13/2023	206,250
150,000		GTL Trade Finance, Inc., Sr. Unsecd. Note, Series REGS, 5.893%, 04/29/2024	122,625
200,000		Gerdau Trade, Inc., Sr. Unsecd. Note, Series REGS, 4.750%, 04/15/2023	159,750
250,000	[1,2]	Reliance Industries Ltd., Sr. Unsecd. Note, Series 144A, 4.875%, 02/10/2045	239,546
200,000		Samarco Mineracao SA, Series REGS, 5.750%, 10/24/2023	122,000
300,000		Severstal OAO Via Steel C, Sr. Unsecd. Note, Series REGS, 5.900%, 10/17/2022	306,532
200,000		Southern Copper Corp., 5.250%, 11/08/2042	164,997
125,000		Southern Copper Corp., Sr. Unsecd. Note, 3.875%, 04/23/2025	119,949
40,000		Volcan Cia Minera SSA, Series REGS, 5.375%, 02/02/2022	30,650
525,000		Vale Overseas Ltd., 4.375%, 01/11/2022	450,130
250,000		Vale SA, 5.625%, 09/11/2042	178,535
200,000		Vedanta Resources PLC, Series REGS, 7.125%, 05/31/2023	112,000
100,000		Vedanta Resources PLC, Series REGS, 9.500%, 07/18/2018	82,513
		TOTAL	3,725,050
		Oil & Gas—2.6%
390,334	[1]	Afren PLC, Series 144A, 6.625%, 12/09/2020	2,830
195,167	[3,4]	Afren PLC, Series REGS, 11.500%, 12/21/2099	1,415
1,000,000		CNOOC Finance 2014 ULC, 4.250%, 04/30/2024	1,036,473
300,000		Empresa Nacional del Petroleo, Note, Series REGS, 5.250%, 08/10/2020	323,122
300,000	[1,2]	KazMunaiGaz Finance Sub B.V., Company Guarantee, Series 144A, 6.375%, 04/09/2021	309,318
500,000		KazMunaiGaz Finance Sub B.V., Series REGS, 6.375%, 04/09/2021	515,530
400,000		Korea National Oil Corp., Sr. Unsecd. Note, Series REGS, 3.250%, 07/10/2024	416,950
374,000		ONGC Videsh Ltd., 3.750%, 05/07/2023	374,487
300,000		Pacific Rubiales Energy Corp., Sr. Unsecd. Note, Series REGS, 5.625%, 01/19/2025	52,500
350,000		Pemex Project Funding Master Trust, Sr. Unsecd. Note, 6.625%, 06/15/2038	333,375
1,900,000		Pertamina Persero PT, Sr. Unsecd. Note, Series REGS, 5.625%, 05/20/2043	1,682,900
351,000		Pertamina PT, Note, Series REGS, 5.250%, 05/23/2021	368,291
1,000,000		Petrobras Global Finance BV, Sr. Unsecd. Note, 4.375%, 05/20/2023	732,200
300,000		Petrobras International Finance Co., 5.875%, 03/01/2018	288,690
400,000		Petrobras International Finance Co., 6.875%, 01/20/2040	289,280
340,000		Petrobras International Finance Co., Company Guarantee, 6.750%, 01/27/2041	243,950
200,000		Petrobras International Finance Co., Company Guarantee, 7.875%, 03/15/2019	192,300
150,000		Petrobras International Finance Co., Sr. Unsecd. Note, 5.375%, 01/27/2021	123,518
400,000		Petrobras International Finance Co., Sr. Unsecd. Note, 5.750%, 01/20/2020	345,600
1,600,000		Petroleos de Venezuela, SA, Sr. Unsecd. Note, Series REGS, 6.000%, 11/15/2026	497,600
103,000		Petroleos Mexicanos, 3.500%, 07/18/2018	104,648
200,000		Petroleos Mexicanos, Company Guarantee, 5.500%, 01/21/2021	207,875
1,300,000		Petroleos Mexicanos, Sr. Unsecd. Note, 4.500%, 01/23/2026	1,214,200
450,000		Petroleos Mexicanos, Sr. Unsecd. Note, 4.875%, 01/18/2024	442,237
540,000		Petroleos Mexicanos, Sr. Unsecd. Note, 5.625%, 01/23/2046	455,841
1,050,000		Petroleos Mexicanos, Sr. Unsecd. Note, 6.375%, 01/23/2045	978,600
1,000,000	[1,2]	Petroleos Mexicanos, Sr. Unsecd. Note, Series 144A, 6.875%, 08/04/2026	1,085,000
100,000		Petroleum Co. of Trinidad, Sr. Unsecd. Note, Series REGS, 9.750%, 08/14/2019	103,750
1,100,000		Petronas Capital Ltd., Sr. Unsecd. Note, Series REGS, 3.500%, 03/18/2025	1,121,966
100,000		Petronas Capital Ltd., Sr. Unsecd. Note, Series REGS, 4.500%, 03/18/2045	104,260

Principal Amount, Contracts or Shares			Value
		CORPORATE BONDS—continued
		Oil & Gas—continued
$200,000	[1,2]	Puma International Financing SA, Series 144A, 6.750%, 02/01/2021	$192,360
800,000		Sinopec Group Overseas Development 2015 Ltd., Sr. Unsecd. Note, Series REGS, 3.250%, 04/28/2025	795,808
300,000	[1,2]	Thai Oil PCL, Series 144A, 4.875%, 01/23/2043	300,575
300,000		Thai Oil PCL, Series REGS, 4.875%, 01/23/2043	300,575
200,000		Tupras Turkiye Petrol Ra, Series REGS, 4.125%, 05/02/2018	201,035
320,000	[1,2]	YPF Sociedad Anonima, Sr. Unsecd. Note, Series 144A, 8.500%, 03/23/2021	321,200
		TOTAL	16,060,259
		Paper Products—0.1%
150,000		Fibria Overseas Finance, Sr. Unsecd. Note, 5.250%, 05/12/2024	145,875
200,000	[1,2]	Sappi Papier Holding GmbH, Series 144A, 6.625%, 04/15/2021	206,959
		TOTAL	352,834
		Pharmaceuticals—0.0%
175,000		Teva Pharmaceutical Industries Ltd., Sr. Unsecd. Note, 2.950%, 12/18/2022	176,344
		Railroad—0.0%
200,000	[1,2]	Lima Metro Line 2 Finance Ltd., Series 144A, 5.875%, 07/05/2034	200,000
		Real Estate—0.5%
1,100,000		China Overseas Finance Cayman V Ltd., Sr. Unsecd. Note, Series A, 3.950%, 11/15/2022	1,132,552
600,000		Country Garden Holdings, Sr. Unsecd. Note, 7.500%, 03/09/2020	628,650
600,000		Franshion Brilliant Ltd., 5.750%, 03/19/2019	636,651
200,000	[1,2]	Qatari Diar Finance QSC, Foreign Gov't. Guarantee, Series 144A, 5.000%, 07/21/2020	221,354
400,000		Wanda Properties Internat, Sr. Unsecd. Note, 7.250%, 01/29/2024	415,856
		TOTAL	3,035,063
		Retailers—0.0%
200,000		Saci Falabella, Series REGS, 3.750%, 04/30/2023	201,014
		Software & Services—0.1%
500,000	[1,2]	Tencent Holdings Ltd., Sr. Unsecd. Note, Series 144A, 3.800%, 02/11/2025	516,982
		Sovereign—0.2%
284,375		Angola, Government of, Sr. Unsecd. Note, Series REGS, 7.000%, 08/16/2019	276,555
400,000	[1,2]	Georgia, Government of, Series 144A, 7.750%, 07/05/2017	415,880
350,000		Mexico, Government of, Series REGS, 4.875%, 01/15/2024	361,375
		TOTAL	1,053,810
		State/Provincial—0.5%
1,100,000	[1,2]	Buenos Aires, City of, Sr. Unsecd. Note, Series 144A, 8.950%, 02/19/2021	1,185,250
900,000		Provincia De Buenos Aires, Series REGS, 10.875%, 01/26/2021	974,250
900,000		Provincia De Buenos Aires, Series REGS, 9.375%, 09/14/2018	936,000
		TOTAL	3,095,500
		Steel—0.1%
300,000		OJSC Novo (Steel Funding), Sr. Unsecd. Note, Series REGS, 4.450%, 02/19/2018	302,997
		Technology—0.3%
630,000		Fidelity National Informa, Sr. Unsecd. Note, 5.000%, 10/15/2025	681,876
500,000		Lenovo Group Ltd., Sr. Unsecd. Note, 4.700%, 05/08/2019	526,059
945,000		Microsoft Corp., Sr. Unsecd. Note, 4.000%, 02/12/2055	931,205
		TOTAL	2,139,140
		Technology Services—0.1%
400,000	[1,2]	Samsung Electron America, Series 144A, 1.750%, 04/10/2017	399,688
		Telecommunications & Cellular—0.6%
200,000		America Movil S.A.B. de C.V., 6.125%, 11/15/2037	233,694
640,000		America Movil S.A.B. de C.V., Company Guarantee, 5.000%, 03/30/2020	709,688

Principal Amount, Contracts or Shares			Value
		CORPORATE BONDS—continued
		Telecommunications & Cellular—continued
$275,000	[1,2]	Bharti Airtel International Netherlands BV, Series 144A, 5.350%, 05/20/2024	$297,099
270,000		Bharti Airtel International Netherlands BV, Series REGS, 5.125%, 03/11/2023	289,030
40,000	[1,2]	Colombia Telecomunicaciones SA ESP, Sub. Note, Series 144A, 8.500%, 12/29/2049	34,200
300,000		Digicel Group Ltd., Series REGS, 8.250%, 09/30/2020	259,125
200,000	[1,2]	Digicel Ltd., Series 144A, 6.000%, 04/15/2021	180,000
200,000		Mobile Telesys (Mts Int), Sr. Unsecd. Note, Series REGS, 5.000%, 05/30/2023	194,500
400,000	[1,2]	Qtel International Finance Ltd., Series 144A, 3.250%, 02/21/2023	398,500
400,000	[1,2]	Turkcell Iletisim Hizmetleri A.S., Unsecd. Note, Series 144A, 5.750%, 10/15/2025	389,912
600,000		Vimpelcom, Sr. Unsecd. Note, Series REGS, 5.200%, 02/13/2019	606,120
		TOTAL	3,591,868
		Transportation—0.3%
1,500,000	[1,2]	DP World Ltd., Series 144A, 6.850%, 07/02/2037	1,536,690
		Transportation - Services—0.1%
480,000	[1,2]	Enterprise Rent-A-Car USA Finance Co., Sr. Unsecd. Note, Series 144A, 4.500%, 02/15/2045	474,862
		Utilities—1.0%
200,000		Cent Elet Brasil Elebra, Series REGS, 5.750%, 10/27/2021	169,000
150,000		Colbun SA, Sr. Unsecd. Note, Series REGS, 6.000%, 01/21/2020	165,025
675,000	[1,2]	Electricite de France SA, Jr. Sub. Note, Series 144A, 5.625%, 12/29/2049	620,156
600,000		Empresa de Energia de Bogota SA, Sr. Unsecd. Note, Series REGS, 6.125%, 11/10/2021	624,600
580,000	[1,2]	Empresa Electrica Angamo, Series 144A, 4.875%, 05/25/2029	539,571
200,000		Empresa Nacional de Telec, Sr. Unsecd. Note, Series REGS, 4.875%, 10/30/2024	197,626
800,000	[1,2]	Enel Finance International SA, Company Guarantee, Series 144A, 6.000%, 10/07/2039	942,341
400,000		Eskom Holdings Ltd., Sr. Unsecd. Note, Series REGS, 5.750%, 01/26/2021	369,873
350,000		Inkia Energy Ltd., Series REGS, 8.375%, 04/04/2021	350,875
490,000		Israel Electric Corp. Ltd., Series REGS, 7.250%, 01/15/2019	544,010
200,000		Majapahit Holding BV, Series REGS, 7.875%, 06/29/2037	236,132
300,000		NTPC Ltd., Series EMTN, 4.375%, 11/26/2024	314,848
300,000		Power Sector Assets & Liabilities Management Corp., Company Guarantee, Series REGS, 7.390%, 12/02/2024	399,868
400,000		Saudi Electric Global Sukuk, Series REGS, 4.000%, 04/08/2024	405,500
		TOTAL	5,879,425
		TOTAL CORPORATE BONDS (IDENTIFIED COST $104,266,414)	103,632,850
		FOREIGN GOVERNMENTS/AGENCIES—7.6%
		Sovereign—7.6%
252,367		Argentina, Government of, Note, Series $DSC, 8.280%, 12/31/2033	294,638
813,182		Argentina, Government of, Note, Series NY, 8.280%, 12/31/2033	971,753
300,000	[1,2]	Armenia, Government of, Sr. Unsecd. Note, Series 144A, 6.000%, 09/30/2020	296,502
200,000	[1,2]	Armenia, Government of, Unsecd. Note, Series 144A, 7.150%, 03/26/2025	196,880
400,000		Azerbaijan, Government of, Sr. Unsecd. Note, Series REGS, 4.750%, 03/18/2024	380,000
200,000	[1,2]	Bolivia, Government of, Series 144A, 4.875%, 10/29/2022	214,000
3,200,000		Brazil, Government of, Sr. Unsecd. Note, 5.625%, 01/07/2041	2,760,000
330,000	[1,2]	Cameroon, Government of, Sr. Unsecd. Note, Series 144A, 9.500%, 11/19/2025	310,200
250,000		Chile, Government of, 3.625%, 10/30/2042	235,625
1,000,000		Colombia, Government of, Sr. Unsecd. Note, 5.000%, 06/15/2045	930,000
500,000		Colombia, Government of, Sr. Unsecd. Note, 5.625%, 02/26/2044	497,500
500,000		Costa Rica, Government of, Series REGS, 4.375%, 04/30/2025	437,500
800,000	[1,2]	Croatia, Government of, Series 144A, 6.000%, 01/26/2024	870,592
700,000		Croatia, Government of, Sr. Unsecd. Note, Series REGS, 6.250%, 04/27/2017	727,020
250,000	[1,2]	Dominican Republic, Government of, 5.875%, Series 144A, 04/18/2024	256,250

Principal Amount, Contracts or Shares			Value
		FOREIGN GOVERNMENTS/AGENCIES—continued
		Sovereign—continued
$400,000	[1,2]	Dominican Republic, Government of, Sr. Unsecd. Note, Series 144A, 5.500%, 01/27/2025	$400,000
200,000		Ecuador, Government of, Series REGS, 7.950%, 06/20/2024	166,000
400,000		Egypt, Government of, Note, Series REGS, 6.875%, 04/30/2040	340,080
400,000	[1,2]	Egypt, Government of, Sr. Unsecd. Note, Series 144A, 5.875%, 06/11/2025	356,080
900,000		El Salvador, Government of, Series REGS, 7.625%, 02/01/2041	762,750
400,000	[1,2]	Gabon, Government of, Unsecd. Note, Series 144A, 6.950%, 06/16/2025	333,000
745,000		Ghana, Government of, Unsecd. Note, Series REGS, 8.500%, 10/04/2017	737,177
200,000		Guatemala, Government of, Sr. Unsecd. Note, Series REGS, 5.750%, 06/06/2022	218,000
200,000		Honduras, Government of, Series REGS, 8.750%, 12/16/2020	223,500
156,000		Hungary, Government of, 4.125%, 02/19/2018	161,574
350,000		Hungary, Government of, 5.750%, 11/22/2023	398,650
1,766,000		Hungary, Government of, 6.375%, 03/29/2021	2,006,282
335,000		Hungary, Government of, Unsecd. Note, 6.250%, 01/29/2020	372,446
780,000	[1,2]	Indonesia, Government of, Series 144A, 3.375%, 04/15/2023	762,015
800,000		Indonesia, Government of, Series REGS, 5.375%, 10/17/2023	877,609
800,000		Indonesia, Government of, Series REGS, 5.875%, 03/13/2020	889,753
300,000	[1,2]	Indonesia, Government of, Sr. Unsecd. Note, Series 144A, 5.950%, 01/08/2046	332,489
400,000		Israel, Government of, Sr. Unsecd. Note, 2.875%, 03/16/2026	399,984
1,000,000	[1,2]	Ivory Coast, Government of, Series 144A, 5.375%, 07/23/2024	917,500
300,000	[1,2]	Ivory Coast, Government of, Unsecd. Note, Series 144A, 6.375%, 03/03/2028	283,500
200,000		Jamaica, Government of, 7.875%, 07/28/2045	203,000
200,000		Jamaica, Government of, Sr. Unsecd. Note, 6.750%, 04/28/2028	205,000
250,000	[1,2]	Kazakhstan, Government of, Company Guarantee, Series 144A, 6.375%, 10/06/2020	247,120
2,000,000		Lebanon, Government of, Sr. Unsecd. Note, Series REGS, 6.650%, 02/26/2030	1,949,480
300,000		Mexico, Government of, Note, 5.125%, 01/15/2020	329,250
1,000,000		Mexico, Government of, Note, 6.050%, 01/11/2040	1,172,500
1,200,000		Mexico, Government of, Sr. Unsecd. Note, 3.600%, 01/30/2025	1,224,000
200,000	[1,2]	Mongolia, Government of, Series 144A, 4.125%, 01/05/2018	183,000
200,000	[1,2]	Pakistan, Government of, Series 144A, 7.250%, 04/15/2019	210,315
400,000	[1,2]	Pakistan, Government of, Unsecd. Note, Series 144A, 6.750%, 12/03/2019	418,043
700,000		Panama, Government of, Sr. Unsecd. Note, 3.750%, 03/16/2025	719,250
500,000	[1,2]	Paraguay, Government of, 6.100%, Series 144A, 08/11/2044	509,375
300,000		Peru, Government of, Sr. Unsecd. Note, 5.625%, 11/18/2050	337,500
600,000		Philippines, Government of, Sr. Unsecd. Note, 3.950%, 01/20/2040	658,335
800,000		Philippines, Government of, 6.375%, 01/15/2032	1,103,617
500,000		Poland, Government of, 3.000%, 03/17/2023	501,250
600,000		Poland, Government of, Sr. Unsecd. Note, 6.375%, 07/15/2019	682,128
200,000		Qatar, Government of, Series REGS, 3.125%, 01/20/2017	203,100
90,000	[1,2]	Romania, Government of, Series 144A, 4.875%, 01/22/2024	99,152
800,000		Romania, Government of, Series REGS, 4.375%, 08/22/2023	850,568
1,000,000	[1,2]	Russia, Government of, Sr. Unsecd. Note, Series 144A, 5.625%, 04/04/2042	1,010,888
900,000		Russia, Government of, Sr. Unsecd. Note, Series REGS, 12.750%, 06/24/2028	1,492,920
200,000		Senegal, Government of, Unsecd. Note, Series REGS, 6.250%, 07/30/2024	186,000
300,000	[1,2]	Serbia, Government of, Series 144A, 5.875%, 12/03/2018	313,734
600,000	[1,2]	Serbia, Government of, Series 144A, 7.250%, 09/28/2021	670,500
600,000		South Africa, Government of, 5.875%, 05/30/2022	650,250
500,000		South Africa, Government of, Sr. Unsecd. Note, 5.875%, 09/16/2025	540,925
300,000	[1,2]	Sri Lanka, Government of, Series 144A, 6.000%, 01/14/2019	299,319
300,000		Sri Lanka, Government of, Sr. Unsecd. Note, Series REGS, 5.875%, 07/25/2022	282,611

Principal Amount, Contracts or Shares			Value
		FOREIGN GOVERNMENTS/AGENCIES—continued
		Sovereign—continued
$400,000	[1,2]	Tunisia, Government of , Series 144A, 5.750%, 01/30/2025	$346,000
1,700,000		Turkey, Government of, 7.000%, 09/26/2016	1,745,560
3,025,000		Turkey, Government of, Sr. Unsecd. Note, 4.250%, 04/14/2026	2,945,019
200,000		Turkey, Government of, Sr. Unsecd. Note, 4.875%, 10/09/2026	202,465
708	[1,2]	Ukraine, Government of, Unsecd. Note, Series 144A, 7.750%, 09/01/2019	666
140,000	[1,2]	Ukraine, Government of, Unsecd. Note, Series 144A, 7.750%, 09/01/2020	131,313
110,000	[1,2]	Ukraine, Government of, Unsecd. Note, Series 144A, 7.750%, 09/01/2021	101,831
110,000	[1,2]	Ukraine, Government of, Unsecd. Note, Series 144A, 7.750%, 09/01/2022	100,650
110,000	[1,2]	Ukraine, Government of, Unsecd. Note, Series 144A, 7.750%, 09/01/2023	99,506
110,000	[1,2]	Ukraine, Government of, Unsecd. Note, Series 144A, 7.750%, 09/01/2024	98,334
110,000	[1,2]	Ukraine, Government of, Unsecd. Note, Series 144A, 7.750%, 09/01/2025	97,510
110,000	[1,2]	Ukraine, Government of, Unsecd. Note, Series 144A, 7.750%, 09/01/2027	97,081
220,000	[1,2]	Ukraine, Government of, Unsecd. Note, Series GDP., 1.000%, 05/31/2040	71,914
300,000		Ukraine, Government of, Unsecd. Note, Series REGS, 7.750%, 09/01/2026	264,714
300,000		Uruguay, Government of, 4.375%, 10/27/2027	307,500
600,000		Uruguay, Government of, Sr. Unsecd. Note, 5.100%, 06/18/2050	558,000
2,850,000		Venezuela, Government of, Series REGS, 7.000%, 03/31/2038	954,750
1,500,000		Venezuela, Government of, Sr. Unsecd. Note, Series REGS, 6.000%, 12/09/2020	502,500
200,000		Vietnam, Government of, Sr. Unsecd. Note, Series REGS, 4.800%, 11/19/2024	200,488
700,000	[1,2]	Zambia, Government of, Series 144A, 8.970%, 07/30/2027	575,750
		TOTAL FOREIGN GOVERNMENTS/AGENCIES (IDENTIFIED COST $47,125,465)	46,971,530
		MORTGAGE-BACKED SECURITIES—4.1%
		Federal Home Loan Mortgage Corporation—1.2%
584,442		Federal Home Loan Mortgage Corp. Pool A95704, 3.500%, 30 Year, 12/01/2040	614,122
554,135		Federal Home Loan Mortgage Corp. Pool G08554, 3.500%, 30 Year, 10/01/2043	581,064
1,407,807		Federal Home Loan Mortgage Corp. Pool G08563, 4.000%, 30 Year, 01/01/2044	1,505,730
1,097,182		Federal Home Loan Mortgage Corp. Pool G08567, 4.000%, 30 Year, 01/01/2044	1,173,499
1,791,641		Federal Home Loan Mortgage Corp. Pool G08608, 3.000%, 30 Year, 09/01/2044	1,837,932
14,894		Federal Home Loan Mortgage Corp. Pool J07260, 4.500%, 15 Year, 03/01/2023	15,905
1,121,824		Federal Home Loan Mortgage Corp. Pool Q19607, 4.000%, 30 Year, 07/01/2043	1,199,855
410,099		Federal Home Loan Mortgage Corp. Pool Q21934, 4.000%, 30 Year, 09/01/2043	438,624
		TOTAL	7,366,731
		Government National Mortgage Association—0.9%
13,170		Government National Mortgage Association Pool 2796, 7.000%, 08/20/2029	15,791
6,768		Government National Mortgage Association Pool 3040, 7.000%, 02/20/2031	8,151
18,318		Government National Mortgage Association Pool 3188, 6.500%, 01/20/2032	21,757
25,307		Government National Mortgage Association Pool 3239, 6.500%, 05/20/2032	29,977
1,559,991		Government National Mortgage Association Pool MA2445, 3.500%, 30 Year, 12/20/2044	1,650,685
1,769,610		Government National Mortgage Association Pool MA2520, 3.000%, 30 Year, 01/20/2045	1,835,971
1,957,950		Government National Mortgage Association Pool MA2521, 3.500%, 30 Year, 01/20/2045	2,071,780
		TOTAL	5,634,112
		Federal National Mortgage Association—2.0%
1,462,988		Federal National Mortgage Association Pool AH2899, 4.500%, 30 Year, 01/01/2041	1,615,001
1,571,767		Federal National Mortgage Association Pool AL4168, 2.500%, 15 Year, 09/01/2028	1,619,857
74,606		Federal National Mortgage Association Pool AO8829, 3.500%, 30 Year, 07/01/2042	78,448
1,598,424		Federal National Mortgage Association Pool AS2979, 3.000%, 15 Year, 08/01/2029	1,675,223
1,633,128		Federal National Mortgage Association Pool AS4301, 4.000%, 30 Year, 01/01/2045	1,746,277
2,074,114		Federal National Mortgage Association Pool AS4314, 2.500%, 15 Year, 01/01/2030	2,132,388

Principal Amount, Contracts or Shares			Value
		MORTGAGE-BACKED SECURITIES—continued
		Federal National Mortgage Association—continued
$1,110,193		Federal National Mortgage Association Pool AW2446, 3.500%, 30 Year, 05/01/2044	$1,165,619
1,807,561		Federal National Mortgage Association Pool AX0833, 3.500%, 30 Year, 09/01/2044	1,902,603
		TOTAL	11,935,416
		TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $24,627,837)	24,936,259
		PURCHASED CALL OPTION—0.1%
725		SPDR S&P 500 ETF Trust, Strike Price: $200.00, Expiration Date: 06/17/2016 (IDENTIFIED COST $559,555)	665,550
		INVESTMENT COMPANY—27.1%
27,169,048	[5]	Federated High Income Bond Fund II, Primary Shares (IDENTIFIED COST $183,255,170)	167,089,646
		REPURCHASE AGREEMENT—4.8%
29,797,000		Interest in $550,000,000 joint repurchase agreement 0.31%, dated 3/31/2016 under which Bank of America, N.A. will repurchase securities provided as collateral for $550,004,736 on 4/1/2016. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities maturing on 2/25/2044 and the market value of those underlying securities was $566,504,878 (AT COST)	29,797,000
		TOTAL INVESTMENTS—99.6% (IDENTIFIED COST $619,741,508)[6]	613,959,063
		OTHER ASSETS AND LIABILITIES - NET—0.4%[7]	2,539,319
		TOTAL NET ASSETS—100%	$616,498,382
At March 31, 2016, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
[1]United States Treasury Long Bond Long Futures	10	$1,644,375	June 2016	$6,772
[1]United States Treasury Note 5-Year Long Futures	100	$12,116,406	June 2016	$35,253
1S&P 500 Index Short Futures	172	$88,214,500	June 2016	$(3,442,709)
[1]United States Treasury Bond Ultra Short Futures	149	$25,707,156	June 2016	$64,840
[1]United States Treasury Note 10-Year Short Futures	160	$20,862,500	June 2016	$3,360
NET UNREALIZED DEPRECIATION ON FUTURES CONTRACTS				$(3,332,484)
The average notional value of long and short futures contracts held by the Fund throughout the period was $34,442,660 and $119,041,403, respectively. This is based on the amounts held as of each month-end throughout the three-month fiscal period.
At March 31, 2016, the Fund had the following open swap contracts:
Credit Default Swaps Counterparty	Reference Entity	Buy/ Sell	Pay/ Receive Fixed Rate	Expiration Date	Implied Credit Spread at 03/31/2016[8]	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
OTC Swaps:
Barclays Capital	Government of Brazil Bond	Buy	1.00%	12/20/2020	3.46%	$3,400,000	$340,432	$466,905	$(126,473)
Goldman Sachs	Government of Mexico Bond	Sell	1.00%	12/20/2020	1.50%	$600,000	$(12,994)	$(26,870)	$13,876
Goldman Sachs	Government of Russia Bond	Sell	1.00%	12/20/2020	2.70%	$2,400,000	$(170,370)	$(244,034)	$73,664
TOTAL CREDIT DEFAULT SWAPS							$157,068	$196,001	$(38,933)
The average notional amount of credit default swap contracts held by the Fund throughout the period was $8,862,000. This is based on amounts held as of each month-end throughout the three-month fiscal period.
The average market value of purchased call options held by the Fund throughout the period was $748,414. This is based on amounts held as of each month-end throughout the three-month fiscal period.

Net Unrealized Depreciation on Futures Contracts and Swap Contracts is included in “Other Assets and Liabilities—Net.”
1	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At March 31, 2016, these restricted securities amounted to $38,207,652, which represented 6.2% of total net assets.
2	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At March 31, 2016, these liquid restricted securities amounted to $38,204,822, which represented 6.2% of total net assets.
Additional information on restricted securities, excluding securities purchased under Rule 144A that have been deemed liquid by the Trustees, if applicable, held at March 31, 2016, is as follows:
Security	Acquisition Date	Cost	Market Value
Afren PLC, Series 144A, 6.625%, 12/09/2020	1/26/2013 - 1/30/2014	$389,786	$2,830
3	Non-income-producing security.
4	Issuer in default.
5	Affiliated holding.
6	At March 31, 2016, the cost of investments for federal tax purposes was $620,222,113. The net unrealized depreciation of investments for federal tax purposes excluding any unrealized appreciation/depreciation resulting from: (a) the translation from foreign currencies to U.S. dollars of assets and liabilities other than investments in securities; (b) futures contracts; and (c) swap contracts was $6,263,050. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $21,027,794 and net unrealized depreciation from investments for those securities having an excess of cost over value of $27,290,844.
7	Assets, other than investments in securities, less liabilities.
8	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.
Note: The categories of investments are shown as a percentage of total net assets at March 31, 2016.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	Fixed-income securities and repurchase agreements acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), unless the issuer's creditworthiness is impaired or other factors indicate that amortized cost is not an accurate estimate of the investment's fair value, in which case it would be valued in the same manner as a longer-term security.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, or if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a valuation committee (“Valuation Committee”) comprised of officers of the Fund, Federated Global Investment Management Corp., Federated Investment Management Company and Federated Equity Management Company of Pennsylvania ( the “Co-Advisers”) and certain of the Co-Advisers' affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Co-Advisers based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Co-Advisers determine that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Co-Advisers determine that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of March 31, 2016, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total

Equity Securities:
Common Stocks
Domestic	$219,728,865	$—	$—	$219,728,865
International	16,186,085	—	—	16,186,085
Debt Securities:
Adjustable Rate Mortgages	—	14,234	—	14,234
Asset-Backed Security	—	222,558	—	222,558
Collateralized Mortgage Obligations	—	3,001,975	—	3,001,975
Commercial Mortgage-Backed Securities	—	1,712,511	—	1,712,511
Corporate Bonds	—	103,632,850	—	103,632,850
Foreign Governments/Agencies	—	46,971,530	—	46,971,530
Mortgage-Backed Securities	—	24,936,259	—	24,936,259
Purchased Call Option	665,550	—	—	665,550
Investment Company	167,089,646	—	—	167,089,646
Repurchase Agreement	—	29,797,000	—	29,797,000
TOTAL SECURITIES	$403,670,146	$210,288,917	$—	$613,959,063
OTHER FINANCIAL INSTRUMENTS:*
Assets	$110,225	$340,432	$—	$450,657
Liabilities	(3,442,709)	(183,364)		(3,626,073)
OTHER FINANCIAL INSTRUMENTS	$(3,332,484)	$157,068	$—	$(3,175,416)
*	Other financial instruments include futures contracts and swap contracts.
The following acronyms are used throughout this portfolio:
ADR	—American Depositary Receipt
MTN	—Medium Term Note
REIT	—Real Estate Investment Trust
REMIC	—Real Estate Mortgage Investment Conduit
16
Federated High Income Bond Fund II
Portfolio of Investments
March 31, 2016 (unaudited)
Principal Amount or Shares			Value
		CORPORATE BONDS—96.9%
		Aerospace/Defense—0.8%
$525,000		TransDigm, Inc., 5.50%, 10/15/2020	$529,200
500,000		TransDigm, Inc., 7.50%, 7/15/2021	526,250
825,000		TransDigm, Inc., Sr. Sub. Note, 6.00%, 7/15/2022	826,031
375,000		TransDigm, Inc., Sr. Sub. Note, 6.50%, 5/15/2025	367,969
400,000		TransDigm, Inc., Sr. Sub. Note, 6.50%, 7/15/2024	398,880
		TOTAL	2,648,330
		Automotive—4.0%
1,275,000		Affinia Group, Inc., Sr. Unsecd. Note, 7.75%, 5/1/2021	1,319,625
975,000		American Axle & Manufacturing Holdings, Inc., Sr. Note, 6.625%, 10/15/2022	1,016,437
275,000		American Axle & Manufacturing Holdings, Inc., Sr. Unsecd. Note, 6.25%, 3/15/2021	284,969
1,450,000	[1,2]	Gates Global LLC, Series 144A, 6.00%, 7/15/2022	1,247,000
475,000		Goodyear Tire & Rubber Co., Sr. Unsecd. Note, 5.125%, 11/15/2023	488,063
875,000	[1,2]	International Automotive Components, Sr. Secd. Note, Series 144A, 9.125%, 6/1/2018	791,875
800,000	[1,2]	J.B. Poindexter, Inc., Series 144A, 9.00%, 4/1/2022	842,000
575,000		Lear Corp., 4.75%, 1/15/2023	593,688
625,000		Lear Corp., 5.25%, 1/15/2025	653,125
250,000		Lear Corp., 5.375%, 3/15/2024	261,875
1,000,000		MPG Holdco I, Inc., Sr. Unsecd. Note, 7.375%, 10/15/2022	995,000
575,000	[1,2]	Omega US Sub LLC, Sr. Unsecd. Note, Series 144A, 8.75%, 7/15/2023	554,875
350,000	[1,2]	Schaeffler AG, Series 144A, 4.25%, 5/15/2021	357,875
400,000	[1,2]	Schaeffler AG, Series 144A, 4.75%, 5/15/2021	412,000
1,075,000	[1,2]	Schaeffler AG, Series 144A, 6.75%, 11/15/2022	1,174,437
500,000	[1,2]	Schaeffler Finance BV, Series 144A, 4.75%, 5/15/2023	505,000
1,025,000	[3,4]	UCI International, Inc., Company Guarantee, 8.625%, 2/15/2019	202,438
175,000	[1,2]	ZF North America Capital, Inc., Series 144A, 4.50%, 4/29/2022	179,156
675,000	[1,2]	ZF North America Capital, Inc., Series 144A, 4.75%, 4/29/2025	674,156
		TOTAL	12,553,594
		Building Materials—2.2%
200,000		Allegion PLC, Sr. Unsecd. Note, 5.875%, 9/15/2023	211,000
450,000		Allegion US Holdings Co., Inc., Sr. Unsecd. Note, 5.75%, 10/1/2021	473,625
825,000	[1,2]	American Builders & Contractors Supply Co. Inc., Series 144A, 5.625%, 4/15/2021	853,875
75,000	[1,2]	American Builders & Contractors Supply Co. Inc., Sr. Unsecd. Note, Series 144A, 5.75%, 12/15/2023	78,188
275,000	[1,2]	Beacon Roofing Supply, Inc., Sr. Unsecd. Note, Series 144A, 6.375%, 10/1/2023	292,875
325,000	[1,2]	Building Materials Corp. of America, Sr. Unsecd. Note, Series 144A, 6.00%, 10/15/2025	345,312
250,000	[1,2]	HD Supply, Inc., Series 144A, 5.25%, 12/15/2021	263,438
300,000	[1,2]	HD Supply, Inc., Series 144A, 5.75%, 4/15/2024	309,000
300,000		HD Supply, Inc., Sr. Unsecd. Note, 7.50%, 7/15/2020	319,875
225,000	[1,2]	Masonite International Corp., Sr. Unsecd. Note, Series 144A, 5.625%, 3/15/2023	236,250
675,000	[1,2]	NCI Building System, Inc., Sr. Unsecd. Note, Series 144A, 8.25%, 1/15/2023	713,812
850,000		Nortek, Inc., Sr. Unsecd. Note, 8.50%, 4/15/2021	886,125
1,200,000	[1,2]	RSI Home Products, Inc., Series 144A, 6.50%, 3/15/2023	1,257,000
575,000	[1,2]	USG Corp., Sr. Unsecd. Note, Series 144A, 5.50%, 3/1/2025	600,157
		TOTAL	6,840,532
		Cable Satellite—6.4%
150,000	[1,2]	Altice Financing SA, Series 144A, 6.625%, 2/15/2023	151,125
1

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Cable Satellite—continued
$375,000	[1,2]	Altice US Finance I Corp., Series 144A, 5.375%, 7/15/2023	$386,953
225,000	[1,2]	Altice US Finance I Corp., Sr. Unsecd. Note, Series 144A, 7.75%, 7/15/2025	222,750
775,000		CCO Holdings LLC/Cap Corp., 5.75%, 9/1/2023	806,000
175,000	[1,2]	CCO Holdings LLC/Cap Corp., Series 144A, 5.375%, 5/1/2025	178,500
400,000	[1,2]	CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, Series 144A, 5.875%, 5/1/2027	409,000
500,000	[1,2]	CCOH Safari LLC, Sr. Unsecd. Note, Series 144A, 5.75%, 2/15/2026	518,750
450,000	[1,2]	Cequel Communications Holdings, Sr. Unsecd. Note, Series 144a, 5.125%, 12/15/2021	420,750
1,225,000	[1,2]	Cequel Communications Holdings, Sr. Unsecd. Note, Series 144A, 5.125%, 12/15/2021	1,148,437
925,000		Charter Communications Holdings II, 5.125%, 2/15/2023	945,813
850,000		Charter Communications Holdings II, 5.75%, 1/15/2024	887,188
225,000		Charter Communications Holdings II, 6.625%, 1/31/2022	237,586
1,800,000		DISH DBS Corp., 5.875%, 7/15/2022	1,710,000
450,000		DISH DBS Corp., Sr. Unsecd. Note, 5.875%, 11/15/2024	414,000
675,000		Intelsat (Luxembourg) S. A., 7.75%, 6/1/2021	204,188
775,000		Intelsat (Luxembourg) S. A., Sr. Unsecd. Note, 8.125%, 6/1/2023	235,406
1,150,000		Intelsat Jackson Holdings S.A., 6.625%, 12/15/2022	621,000
300,000	[1,2]	Intelsat Jackson Holdings S.A., Series 144A, 8.00%, 2/15/2024	309,750
1,800,000		Intelsat Jackson Holdings S.A., Sr. Unsecd. Note, 5.50%, 8/1/2023	1,093,500
625,000	[1,2]	Neptune Finco Corp., Sr. Unsecd. Note, Series 144A, 10.125%, 1/15/2023	670,313
1,150,000	[1,2]	Neptune Finco Corp., Sr. Unsecd. Note, Series 144A, 10.875%, 10/15/2025	1,259,250
450,000	[1,2]	Neptune Finco Corp., Sr. Unsecd. Note, Series 144A, 6.625%, 10/15/2025	487,643
1,325,000	[1,2]	Sirius XM Radio, Inc., Series 144A, 4.625%, 5/15/2023	1,315,062
400,000	[1,2]	Sirius XM Radio, Inc., Series 144A, 6.00%, 7/15/2024	420,875
675,000	[1,2]	Sirius XM Radio, Inc., Sr. Unsecd. Note, Series 144A, 5.375%, 4/15/2025	688,500
550,000	[1,2]	Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH, Series 144A, 5.00%, 1/15/2025	551,375
950,000	[1,2]	Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH, Series 144A, 5.50%, 1/15/2023	977,312
275,000	[1,2]	Unitymedia KabelBW GmbH, Series 144A, 6.125%, 1/15/2025	287,547
900,000	[1,2]	Virgin Media Secured Finance PLC, Series 144A, 5.25%, 1/15/2026	904,500
900,000	[1,2]	Virgin Media Secured Finance PLC, Series 144A, 6.375%, 4/15/2023	940,500
200,000	[1,2]	Virgin Media, Inc., Sr. Unsecd. Note, Series 144A, 5.75%, 1/15/2025	203,000
300,000	[1,2]	Ziggo Finance BV, Sr. Unsecd. Note, Series 144A, 5.875%, 1/15/2025	295,125
		TOTAL	19,901,698
		Chemicals—2.5%
850,000		Ashland, Inc., 4.75%, 8/15/2022	867,000
325,000		Celanese US Holdings LLC, 4.625%, 11/15/2022	328,575
675,000	[1,2]	Compass Minerals International, Inc., Series 144A, 4.875%, 7/15/2024	658,125
625,000	[1,2]	Dupont Performance Coatings, Series 144A, 7.375%, 5/1/2021	664,062
525,000	[1,2]	Eco Services Operations LLC, Sr. Unsecd. Note, Series 144A, 8.50%, 11/1/2022	485,625
825,000		Hexion U.S. Finance Corp., 6.625%, 4/15/2020	688,875
775,000		Hexion U.S. Finance Corp., Sr. Secd. Note, 8.875%, 2/1/2018	534,750
700,000		Huntsman International LLC, Sr. Unsecd. Note, 4.875%, 11/15/2020	696,500
725,000	[1,2]	Huntsman International LLC, Sr. Unsecd. Note, Series 144A, 5.125%, 11/15/2022	706,875
1,975,000	[1,2]	Platform Specialty Products Corp., Sr. Unsecd. Note, Series 144A, 6.50%, 2/1/2022	1,676,282
250,000	[1,2]	WR Grace & Co.- Conn., Sr. Unsecd. Note, Series 144A, 5.125%, 10/1/2021	260,625
300,000	[1,2]	WR Grace & Co.- Conn., Sr. Unsecd. Note, Series 144A, 5.625%, 10/1/2024	313,875
		TOTAL	7,881,169
		Construction Machinery—0.6%
350,000		United Rentals, Inc., 4.625%, 7/15/2023	349,125
175,000		United Rentals, Inc., 5.75%, 11/15/2024	175,875
2

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Construction Machinery—continued
$1,325,000		United Rentals, Inc., Sr. Unsecd. Note, 5.50%, 7/15/2025	$1,313,406
		TOTAL	1,838,406
		Consumer Cyclical Services—1.3%
650,000	[1,2]	Garda World Security Corp., Series 144A, 7.25%, 11/15/2021	503,750
825,000	[1,2]	Garda World Security Corp., Series 144A, 7.25%, 11/15/2021	639,375
1,600,000	[1,2]	Hearthside Group Holdings LLC, Series 144A, 6.50%, 5/1/2022	1,368,000
700,000		IHS, Inc., Sr. Unsecd. Note, 5.00%, 11/1/2022	728,875
325,000	[1,2]	Manitowoc Foodservice, Inc., Sr. Note, Series 144A, 9.50%, 2/15/2024	355,875
275,000		ServiceMaster Co., Sr. Unsecd. Note, 7.10%, 3/1/2018	281,875
250,000		ServiceMaster Co., Sr. Unsecd. Note, 7.45%, 8/15/2027	247,500
		TOTAL	4,125,250
		Consumer Products—2.8%
1,875,000	[1,2]	AOT Bedding Super Holdings LLC, Series 144A, 8.125%, 10/1/2020	1,954,706
1,025,000		FGI Operating Co. LLC/FGI Finance, Inc., 7.875%, 5/1/2020	620,125
1,350,000	[1,2]	First Quality Finance Co. Inc., Series 144A, 4.625%, 5/15/2021	1,309,500
1,075,000	[1,2]	Party City Holdings, Inc., Sr. Unsecd. Note, Series 144A, 6.125%, 8/15/2023	1,112,625
1,675,000	[1,2]	Prestige Brands Holdings, Inc., Series 144A, 5.375%, 12/15/2021	1,704,312
550,000		Spectrum Brands, Inc., 5.75%, 7/15/2025	587,125
300,000		Spectrum Brands, Inc., 6.125%, 12/15/2024	321,750
775,000		Springs Industries, Inc., 6.25%, 6/1/2021	782,750
475,000	[1,2]	Vista Outdoor, Inc., Sr. Unsecd. Note, Series 144A, 5.875%, 10/1/2023	499,938
		TOTAL	8,892,831
		Diversified Manufacturing—1.7%
375,000	[1,2]	EnerSys, Inc., Sr. Unsecd. Note, Series 144A, 5.00%, 4/30/2023	363,750
1,300,000	[1,2]	Entegris, Inc., Series 144A, 6.00%, 4/1/2022	1,324,375
1,225,000	[1,2]	Gardner Denver, Inc., Series 144A, 6.875%, 8/15/2021	1,007,562
900,000	[1,2]	Hamilton Sundstrand Corp., Series 144A, 7.75%, 12/15/2020	715,500
825,000	[1,2]	Milacron LLC, Series 144A, 7.75%, 2/15/2021	763,125
1,225,000		WESCO Distribution, Inc., Sr. Unsecd. Note, 5.375%, 12/15/2021	1,243,375
		TOTAL	5,417,687
		Financial Institutions—4.3%
175,000		AerCap Ireland Capital Ltd/AerCap Global Aviation Trust, 4.625%, 10/30/2020	180,031
800,000		AerCap Ireland Capital Ltd/AerCap Global Aviation Trust, Sr. Unsecd. Note, 4.50%, 5/15/2021	820,496
200,000		AerCap Ireland Capital Ltd/AerCap Global Aviation Trust, Sr. Unsecd. Note, 4.625%, 7/1/2022	204,750
700,000		Ally Financial, Inc., Sr. Sub. Note, 5.75%, 11/20/2025	687,750
700,000		Ally Financial, Inc., Sr. Unsecd. Note, 3.25%, 11/5/2018	690,200
1,300,000		Ally Financial, Inc., Sr. Unsecd. Note, 3.75%, 11/18/2019	1,290,250
950,000		Ally Financial, Inc., Sr. Unsecd. Note, 4.125%, 2/13/2022	936,937
400,000		Ally Financial, Inc., Sr. Unsecd. Note, 4.625%, 5/19/2022	403,000
625,000		Ally Financial, Inc., Sr. Unsecd. Note, 5.125%, 9/30/2024	642,188
475,000	[1,2]	CIT Group Holdings, Inc., Sr. 2nd Priority Note, Series 144A, 6.625%, 4/1/2018	500,532
150,000		CIT Group Holdings, Inc., Sr. Unsecd. Note, 5.375%, 5/15/2020	156,000
475,000		CIT Group, Inc., Sr. Unsecd. Note, 5.00%, 8/1/2023	478,563
1,725,000	[1,2]	Hockey Merger Sub 2 Inc., Sr. Unsecd. Note, Series 144A, 7.875%, 10/1/2021	1,703,437
750,000	[1,2]	Hub Holdlings LLC/Hub Hol, Sr. Unsecd. Note, Series 144A, 8.125%, 7/15/2019	697,500
75,000	[1,2]	Hub International Ltd., Series 144A, 9.25%, 2/15/2021	78,000
1,525,000		International Lease Finance Corp., 5.875%, 8/15/2022	1,660,343
100,000		Navient Corp., Sr. Unsecd. Note, 5.50%, 1/25/2023	85,500
925,000		Navient Corp., Sr. Unsecd. Note, 5.875%, 10/25/2024	796,074
3

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Financial Institutions—continued
$1,625,000	[1,2]	Quicken Loans, Inc., Series 144A, 5.75%, 5/1/2025	$1,584,375
		TOTAL	13,595,926
		Food & Beverage—3.2%
2,100,000	[1,2]	Anna Merger Sub, Inc., Series 144A, 7.75%, 10/1/2022	1,953,000
1,250,000		Aramark Corp., Sr. Unsecd. Note, 5.75%, 3/15/2020	1,289,844
200,000		Aramark Services, Inc., Sr. Unsecd. Note, Series WI, 5.125%, 1/15/2024	211,250
325,000		Constellation Brands, Inc., Sr. Unsecd. Note, 4.75%, 12/1/2025	338,000
1,625,000		Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp., 4.875%, 5/1/2021	1,649,375
75,000	[1,2]	Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp., Sr. Unsecd. Note, Series 144A, 5.875%, 1/15/2024	78,563
525,000	[1,2]	Post Holdings, Inc., Sr. Unsecd. Note, Series 144A, 7.75%, 3/15/2024	578,812
900,000	[1,2]	Post Holdings, Inc., Sr. Unsecd. Note, Series 144A, 8.00%, 7/15/2025	1,010,250
250,000		Smithfield Foods, Inc., 6.625%, 8/15/2022	266,875
115,000	[1,2]	Smithfield Foods, Inc., Sr. Note, Series 144A, 5.25%, 8/1/2018	117,157
200,000	[1,2]	TreeHouse Foods, Inc., Series 144A, 6.00%, 2/15/2024	213,000
2,350,000		U.S. Foodservice, Inc., Sr. Unsecd. Note, 8.50%, 6/30/2019	2,423,437
		TOTAL	10,129,563
		Gaming—4.1%
375,000		Affinity Gaming LLC, Sr. Unsecd. Note, 9.00%, 5/15/2018	382,500
150,000	[1,2]	Boyd Gaming Corp., Series 144A, 6.375%, 4/1/2026	156,375
875,000		Boyd Gaming Corp., Sr. Unsecd. Note, 6.875%, 5/15/2023	936,250
675,000	[1,2]	Chester Downs & Marina, Series 144A, 9.25%, 2/1/2020	492,750
450,000		GLP Capital LP / GLP Financing II, Inc., 5.375%, 11/1/2023	452,250
1,050,000		MGM Mirage, Inc., 7.75%, 3/15/2022	1,178,625
725,000		MGM Mirage, Inc., Sr. Unsecd. Note, 6.75%, 10/1/2020	788,075
675,000		MGM Resorts International, 6.00%, 3/15/2023	699,891
875,000		Mohegan Tribal Gaming Authority, 9.75%, 9/1/2021	901,250
1,450,000		Penn National Gaming, Inc., 5.875%, 11/1/2021	1,450,000
775,000		Pinnacle Entertainment, Inc., 6.375%, 8/1/2021	822,468
425,000		Pinnacle Entertainment, Inc., 7.75%, 4/1/2022	468,562
574,000	[1,2]	Rivers Pittsburgh LP, Sr. Secd. Note, Series 144A, 9.50%, 6/15/2019	594,090
1,650,000	[1,2]	Seminole Hard Rock Entertainment, Inc./Seminole Hard Rock International LLC, Series 144A, 5.875%, 5/15/2021	1,662,375
485,000	[1,2]	Seminole Tribe of Florida, Bond, Series 144A, 7.804%, 10/1/2020	501,975
1,225,000		Station Casinos, Inc., Sr. Note, 7.50%, 3/1/2021	1,298,500
		TOTAL	12,785,936
		Health Care—10.3%
350,000	[1,2]	Acadia Healthcare Co., Inc., Sr. Unsecd. Note, Series 144A, 6.50%, 3/1/2024	364,875
1,025,000	[1,2]	Air Medical Group Holdings, Inc., Sr. Unsecd. Note, Series 144A, 6.375%, 5/15/2023	966,062
1,175,000		Amsurg Corp., Sr. Unsecd. Note, 5.625%, 7/15/2022	1,214,656
1,775,000		CHS/Community Health Systems, Inc., Sr. Unsecd. Note, 6.875%, 2/1/2022	1,610,812
725,000		CHS/Community Health Systems, Inc., Term Loan—1st Lien, 5.125%, 8/1/2021	737,688
200,000		DaVita HealthCare Partners, Inc., 5.00%, 5/1/2025	198,500
750,000		DaVita HealthCare Partners, Inc., 5.125%, 7/15/2024	758,906
650,000		Emdeon, Inc., 11.00%, 12/31/2019	689,813
425,000	[1,2]	Emdeon, Inc., Sr. Unsecd. Note, Series 144A, 6.00%, 2/15/2021	415,438
1,475,000	[1,2]	Envision Healthcare Holdings, Inc., Series 144A, 5.125%, 7/1/2022	1,504,500
600,000		HCA, Inc., 4.75%, 5/1/2023	612,000
1,675,000		HCA, Inc., 5.00%, 3/15/2024	1,717,922
525,000		HCA, Inc., 5.875%, 2/15/2026	542,063
675,000		HCA, Inc., Bond, 5.875%, 3/15/2022	732,375
4

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Health Care—continued
$2,025,000		HCA, Inc., Sr. Unsecd. Note, 5.375%, 2/1/2025	$2,049,684
925,000		HCA, Inc., Sr. Unsecd. Note, 7.50%, 2/15/2022	1,051,325
725,000		HCA, Inc., Term Loan—1st Lien, 5.25%, 4/15/2025	748,563
1,250,000		Iasis Healthcare, Sr. Unsecd. Note, 8.375%, 5/15/2019	1,239,062
425,000		LifePoint Health, Inc., 5.875%, 12/1/2023	446,165
775,000		LifePoint Health, Inc., Sr. Unsecd. Note, 5.50%, 12/1/2021	811,813
200,000	[1,2]	MEDNAX Inc., Sr. Unsecd. Note, Series 144A, 5.25%, 12/1/2023	208,500
1,975,000	[1,2]	MPH Acquisition Holdings LLC, Series 144A, 6.625%, 4/1/2022	2,058,937
2,550,000	[1,2]	Ortho-Clinical Diagnostics, Inc., Series 144A, 6.625%, 5/15/2022	1,931,625
1,600,000	[1,2]	Sterigenics-Nordion Holdings LLC, Sr. Unsecd. Note, Series 144A, 6.50%, 5/15/2023	1,600,000
1,000,000	[1,2]	Surgical Care Affiliates, Inc., Sr. Unsecd. Note, Series 144A, 6.00%, 4/1/2023	1,012,500
650,000	[1,2]	Team Health, Inc., Sr. Unsecd. Note, Series 144A, 7.25%, 12/15/2023	697,125
675,000		Teleflex, Inc., Sr. Unsecd. Note, 5.25%, 6/15/2024	694,406
1,525,000		Tenet Healthcare Corp., 8.125%, 4/1/2022	1,572,138
1,050,000		Tenet Healthcare Corp., Note, 4.375%, 10/1/2021	1,057,875
425,000		Tenet Healthcare Corp., Sr. Secd. Note, 4.50%, 4/1/2021	429,250
650,000		Tenet Healthcare Corp., Sr. Unsecd. Note, 6.75%, 6/15/2023	625,625
850,000	[1,2]	Vizient, Inc., Sr. Unsecd. Note, Series 144A, 10.375%, 3/1/2024	911,625
950,000		Wolverine Healthcare, Sr. Note, 10.625%, 6/1/2020	1,017,925
		TOTAL	32,229,753
		Independent Energy—4.2%
675,000		Antero Resources Corp., 6.00%, 12/1/2020	644,625
275,000		Antero Resources Corp., Sr. Unsecd. Note, 5.125%, 12/1/2022	250,250
275,000		Antero Resources Corp., Sr. Unsecd. Note, 5.625%, 6/1/2023	254,375
450,000		Antero Resources Finance Corp., 5.375%, 11/1/2021	415,125
300,000		Approach Resources, Inc., 7.00%, 6/15/2021	144,000
350,000		BreitBurn Energy Partners L.P., 7.875%, 4/15/2022	36,750
1,100,000		California Resources Corp., Sr. Unsecd. Note, 6.00%, 11/15/2024	250,250
50,000		Carrizo Oil & Gas, Inc., 6.25%, 4/15/2023	44,313
1,025,000		Carrizo Oil & Gas, Inc., Sr. Unsecd. Note, 7.50%, 9/15/2020	960,937
225,000		Chaparral Energy Inc., 7.625%, 11/15/2022	43,594
175,000		Chaparral Energy Inc., Company Guarantee, 9.875%, 10/1/2020	33,688
75,000		Chesapeake Energy Corp., Sr. Unsecd. Note, 5.375%, 6/15/2021	27,000
1,000,000		Chesapeake Energy Corp., Sr. Unsecd. Note, 6.875%, 11/15/2020	397,500
625,000		Continental Resources, Inc., 4.50%, 4/15/2023	525,781
125,000	[1,2]	Crownrock LP/ Crownrock F, Series 144A, 7.125%, 4/15/2021	120,313
250,000	[1,2]	Crownrock LP/Crownrock F, Unsecd. Note, Series 144A, 7.75%, 2/15/2023	243,125
250,000		EP Energy LLC/Everest Acquisition Finance, Inc., Sr. Unsecd. Note, 6.375%, 6/15/2023	116,250
175,000		EP Energy LLC/Everest Acquisition Finance, Inc., Sr. Unsecd. Note, 7.75%, 9/1/2022	82,250
575,000		EP Energy/EP Finance, Inc., 9.375%, 5/1/2020	292,891
50,000		Gulfport Energy Corp., Sr. Unsecd. Note, 6.625%, 5/1/2023	46,750
975,000		Gulfport Energy Corp., Sr. Unsecd. Note, 7.75%, 11/1/2020	979,875
600,000	[1,2]	Halcon Resources Corp., Series 144A, 8.625%, 2/1/2020	428,250
325,000		Laredo Petroleum, 5.625%, 1/15/2022	273,000
225,000		Laredo Petroleum, Sr. Unsecd. Note, 6.25%, 3/15/2023	189,562
275,000		Laredo Petroleum, Sr. Unsecd. Note, 7.375%, 5/1/2022	239,593
1,125,000		Legacy Reserves, 6.625%, 12/1/2021	219,375
550,000		Linn Energy LLC, 6.50%, 5/15/2019	61,875
325,000		Linn Energy LLC, 6.50%, 9/15/2021	39,000
5

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Independent Energy—continued
$200,000		Linn Energy LLC, Sr. Unsecd. Note, 6.25%, 11/1/2019	$23,000
1,125,000		Northern Oil and Gas, Inc., Sr. Note, 8.00%, 6/1/2020	717,187
400,000		Oasis Petroleum, Inc., 6.875%, 1/15/2023	297,000
125,000		Oasis Petroleum, Inc., 6.875%, 3/15/2022	93,125
650,000		Oasis Petroleum, Inc., Company Guarantee, 6.50%, 11/1/2021	484,250
150,000		PDC Energy, Inc., 7.75%, 10/15/2022	150,375
625,000		RSP Permian, Inc., Sr. Unsecd. Note, 6.625%, 10/1/2022	621,875
150,000		Range Resources Corp., 5.00%, 8/15/2022	130,125
300,000		Range Resources Corp., Sr. Sub. Note, 5.00%, 3/15/2023	255,750
597,000	[1,2]	Range Resources Corp., Sr. Unsecd. Note, Series 144A, 4.875%, 5/15/2025	525,360
1,050,000		Rice Energy, Inc., Sr. Unsecd. Note, 6.25%, 5/1/2022	918,750
350,000		SM Energy Co., Sr. Unsecd. Note, 5.00%, 1/15/2024	242,375
325,000		SM Energy Co., Sr. Unsecd. Note, 5.625%, 6/1/2025	227,399
225,000		SM Energy Co., Sr. Unsecd. Note, 6.50%, 1/1/2023	160,875
175,000		Sandridge Energy, Inc., 7.50%, 2/15/2023	8,859
500,000		Sandridge Energy, Inc., 7.50%, 3/15/2021	29,063
550,000		Sandridge Energy, Inc., 8.125%, 10/15/2022	31,969
150,000		W&T Offshore, Inc., Sr. Unsecd. Note, 8.50%, 6/15/2019	18,750
175,000		Whiting Petroleum Corp., Sr. Unsecd. Note, 5.75%, 3/15/2021	117,250
1,150,000		Whiting Petroleum Corp., Sr. Unsecd. Note, 6.25%, 4/1/2023	773,375
		TOTAL	13,187,009
		Industrial - Other—2.1%
575,000		Anixter International, Inc., 5.125%, 10/1/2021	580,750
450,000		Anixter International, Inc., 5.625%, 5/1/2019	473,063
275,000	[1,2]	Anixter, Inc., Sr. Unsecd. Note, Series 144A, 5.50%, 3/1/2023	279,125
900,000	[1,2]	Belden, Inc., Sr. Sub., Series 144A, 5.25%, 7/15/2024	864,000
925,000	[1,2]	Belden, Inc., Sr. Sub., Series 144A, 5.50%, 9/1/2022	934,250
800,000	[1,2]	Cleaver-Brooks, Inc., Series 144A, 8.75%, 12/15/2019	760,000
1,225,000	[1,2]	Hillman Group, Inc., Unsecd. Note, Series 144A, 6.375%, 7/15/2022	1,029,000
1,275,000	[1,2]	Mirror Bidco/Dematic, Series 144A, 7.75%, 12/15/2020	1,265,437
850,000	[1,2]	Unifrax Investment Corp., Series 144A, 7.50%, 2/15/2019	529,125
		TOTAL	6,714,750
		Leisure—0.3%
175,000		Cinemark USA, Inc., 5.125%, 12/15/2022	180,031
775,000	[1,3,4,5,6]	Hard Rock Park Operations LLC, Sr. Secd. Note, Series 144A, 7.40%, 4/1/2012	0
350,000		Regal Cinemas, Inc., 5.75%, 2/1/2025	353,500
425,000		Regal Entertainment Group, Sr. Unsecd. Note, 5.75%, 3/15/2022	442,000
		TOTAL	975,531
		Lodging—0.2%
600,000		Hilton Worldwide Finance LLC, Sr. Unsecd. Note, 5.625%, 10/15/2021	624,720
150,000		RHP Hotel Property/RHP Finance Corp., Sr. Unsecd. Note, 5.00%, 4/15/2023	154,125
		TOTAL	778,845
		Media Entertainment—7.2%
625,000		AMC Networks, Inc., Sr. Unsecd. Note, 5.00%, 4/1/2024	628,906
250,000		CBS Outdoor Americas Capital LLC/Corp., Sr. Unsecd. Note, 5.25%, 2/15/2022	257,188
675,000		CBS Outdoor Americas Capital LLC/Corp., Sr. Unsecd. Note, 5.625%, 2/15/2024	705,375
275,000		CBS Outdoor Americas Capital LLC/Corp., Sr. Unsecd. Note, 5.875%, 3/15/2025	287,719
1,150,000		Clear Channel Communications, Inc., Company Guarantee, 9.00%, 3/1/2021	805,000
200,000	[1,2]	Clear Channel International BV, Sr. Unsecd. Note, Series 144A, 8.75%, 12/15/2020	207,500
6

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Media Entertainment—continued
$275,000		Clear Channel Worldwide, Series A, 6.50%, 11/15/2022	$264,000
1,650,000		Clear Channel Worldwide, Series B, 6.50%, 11/15/2022	1,650,000
475,000		Cumulus Media, Inc., Sr. Unsecd. Note, 7.75%, 5/1/2019	182,875
1,250,000	[1,2]	Emerald Expo Holdings, Inc., Series 144A, 9.00%, 6/15/2021	1,200,000
775,000		Entercom Radio LLC, Sr. Sub. Note, 10.50%, 12/1/2019	807,937
250,000		Gannett Co., Inc., 5.125%, 10/15/2019	261,938
950,000		Gannett Co., Inc., 6.375%, 10/15/2023	1,024,812
100,000	[1,2]	Gannett Co., Inc., Sr. Unsecd. Note, Series 144A, 5.50%, 9/15/2024	103,375
1,350,000		Gray Television, Inc., 7.50%, 10/1/2020	1,431,000
150,000		Lamar Media Corp., 5.00%, 5/1/2023	156,843
425,000		Lamar Media Corp., 5.875%, 2/1/2022	449,437
75,000	[1,2]	Lamar Media Corp., Sr. Secd. Note, Series 144A, 5.75%, 2/1/2026	78,938
375,000		Lamar Media Corp., Sr. Unsecd. Note, 5.375%, 1/15/2024	392,925
1,100,000		Lin Television Corp., Sr. Unsecd. Note, 5.875%, 11/15/2022	1,119,250
1,225,000	[1,2]	Match Group, Inc., Sr. Unsecd. Note, Series 144A, 6.75%, 12/15/2022	1,247,969
900,000	[1,2]	Nexstar Broadcasting, Inc., Sr. Unsecd. Note, Series 144A, 6.125%, 2/15/2022	897,750
900,000	[1,2]	Nielsen Finance LLC/Nielsen Finance Co., Series 144A, 5.00%, 4/15/2022	927,000
1,000,000	[1,2]	Nielsen Finance LLC/Nielsen Finance Co., Series 144A, 5.50%, 10/1/2021	1,045,000
725,000	[1,2]	Radio One, Inc., Series 144A, 7.375%, 4/15/2022	655,219
800,000	[1,2]	Radio One, Inc., Series 144A, 9.25%, 2/15/2020	552,000
1,650,000	[1,2]	Sinclair Television Group, Series 144A, 5.625%, 8/1/2024	1,666,500
100,000		Sinclair Television Group, Sr. Unsecd. Note, 6.125%, 10/1/2022	105,250
125,000	[1,2]	Sinclair Television Group, Sr. Unsecd. Note, Series 144A, 5.875%, 3/15/2026	128,594
1,350,000	[1,2]	Southern Graphics Systems, Inc., Series 144A, 8.375%, 10/15/2020	1,353,375
800,000	[1,2]	Townsquare Media, Inc., Sr. Unsecd. Note, Series 144A, 6.50%, 4/1/2023	770,000
1,125,000	[1,2]	Tribune Media Co., Sr. Unsecd. Note, Series 144A, 5.875%, 7/15/2022	1,099,687
		TOTAL	22,463,362
		Metals & Mining—1.1%
1,225,000		ArcelorMittal SA, 6.125%, 6/1/2025	1,139,250
200,000		Freeport-McMoRan, Inc., Sr. Unsecd. Note, 3.875%, 3/15/2023	137,824
900,000		Freeport-McMoRan, Inc., Sr. Unsecd. Note, 5.40%, 11/14/2034	555,750
250,000		Steel Dynamics, Inc., Sr. Unsecd. Note, 5.125%, 10/1/2021	253,750
100,000		Steel Dynamics, Inc., Sr. Unsecd. Note, 5.25%, 4/15/2023	100,750
875,000		Steel Dynamics, Inc., Sr. Unsecd. Note, 5.50%, 10/1/2024	888,125
500,000	[1,2]	Wise Metals Intermediate Holdings LLC/Wise Holdings Finance Corp., Series 144A, 9.75%, 6/15/2019	230,000
		TOTAL	3,305,449
		Midstream—6.4%
725,000		Access Midstream Partners LP, Sr. Note, 4.875%, 5/15/2023	630,619
125,000		Access Midstream Partners LP, Sr. Unsecd. Note, 4.875%, 3/15/2024	109,291
275,000		AmeriGas Financial Corp., Sr. Unsecd. Note, 7.00%, 5/20/2022	283,250
75,000		AmeriGas Partners LP, 6.50%, 5/20/2021	76,500
500,000		Atlas Pipeline Partners LP, 5.875%, 8/1/2023	455,000
375,000		Chesapeake Midstream Partners L. P., Sr. Unsecd. Note, 6.125%, 7/15/2022	348,740
900,000		Crestwood Midstream Partners LP, Sr. Unsecd. Note, 6.125%, 3/1/2022	679,500
825,000	[1,2]	Crestwood Midstream Partners LP, Sr. Unsecd. Note, Series 144A, 6.25%, 4/1/2023	616,687
1,950,000		Energy Transfer Equity LP, 5.875%, 1/15/2024	1,677,000
450,000	[1,2]	Ferrellgas LP / Ferrellgas Finance Corp., Sr. Unsecd. Note, Series 144A, 6.75%, 6/15/2023	397,125
500,000		Ferrellgas, L.P., Sr. Unsecd. Note, 6.50%, 5/1/2021	446,250
825,000		Ferrellgas, L.P., Sr. Unsecd. Note, 6.75%, 1/15/2022	736,312
7

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Midstream—continued
$750,000	[1,2]	Hiland Partners LP, Series 144A, 5.50%, 5/15/2022	$753,342
625,000		Holly Energy Partners LP, Sr. Unsecd. Note, 6.50%, 3/1/2020	621,875
775,000	[1,2]	Kinder Morgan, Inc., Sr. Unsecd. Note, Series 144A, 5.625%, 11/15/2023	787,731
425,000	[1,2]	MPLX LP, Series 144A, 4.50%, 7/15/2023	390,732
600,000	[1,2]	MPLX LP, Series 144A, 4.875%, 12/1/2024	554,376
575,000	[1,2]	MPLX LP, Series 144A, 4.875%, 6/1/2025	525,459
250,000		Regency Energy Partners LP, 4.50%, 11/1/2023	221,005
475,000		Regency Energy Partners LP, 5.00%, 10/1/2022	447,241
700,000		Regency Energy Partners LP, 5.50%, 4/15/2023	625,750
925,000		Rose Rock Midstream LP/Rose Rock Finance Corp., Sr. Unsecd. Note, 5.625%, 11/15/2023	605,875
875,000		Rose Rock Midstream LP/Rose Rock Finance Corp., Sr. Unsecd. Note, 5.625%, 7/15/2022	592,812
1,725,000		Sabine Pass LNG LP, 5.625%, 2/1/2021	1,666,781
750,000		Sabine Pass LNG LP, 5.625%, 3/1/2025	718,125
225,000		Sabine Pass LNG LP, 5.625%, 4/15/2023	215,438
300,000		Sabine Pass LNG LP, 6.25%, 3/15/2022	295,500
550,000		Suburban Propane Partners LP, 5.50%, 6/1/2024	533,500
698,000		Suburban Propane Partners LP, 7.375%, 8/1/2021	713,705
275,000		Suburban Propane Partners LP, Sr. Unsecd. Note, 5.75%, 3/1/2025	264,000
925,000		Summit Midstream Holdings LLC, 5.50%, 8/15/2022	661,375
275,000		Summit Midstream Holdings LLC, Sr. Unsecd. Note, 7.50%, 7/1/2021	217,250
300,000		Targa Resources Partners LP/Targa Resources Partners Finance Corp., Sr. Unsecd. Note, 4.25%, 11/15/2023	265,500
25,000		Targa Resources Partners LP/Targa Resources Partners Finance Corp., Sr. Unsecd. Note, 5.25%, 5/1/2023	23,250
470,000		Tesoro Logistics LP, Sr. Unsecd. Note, 5.875%, 10/1/2020	468,238
325,000		Tesoro Logistics LP, Sr. Unsecd. Note, 6.125%, 10/15/2021	326,625
50,000	[1,2]	Tesoro Logistics LP, Sr. Unsecd. Note, Series 144A, 5.50%, 10/15/2019	49,875
475,000	[1,2]	Tesoro Logistics LP, Sr. Unsecd. Note, Series 144A, 6.25%, 10/15/2022	475,000
625,000		Western Refining Logistics LP / WNRL Finance Corp., Sr. Unsecd. Note, 7.50%, 2/15/2023	559,375
		TOTAL	20,036,009
		Oil Field Services—0.1%
450,000		CGG SA, Sr. Unsecd. Note, 6.875%, 1/15/2022	177,750
		Packaging—6.5%
1,100,000	[1,2]	Ardagh Packaging Finance PLC, Company Guarantee, Series 144A, 9.125%, 10/15/2020	1,141,250
575,000	[1,2]	Ardagh Packaging Finance PLC, Series 144A, 6.75%, 1/31/2021	557,750
70,588	[1,2]	Ardagh Packaging Finance PLC, Series 144A, 7.00%, 11/15/2020	67,588
400,000	[1,2]	Ardagh Packaging Finance PLC, Sr. Unsecd. Note, Series 144A, 6.00%, 6/30/2021	382,000
400,000	[1,2]	Ardagh Packaging Finance PLC, Sr. Unsecd. Note, Series 144A, 9.125%, 10/15/2020	412,250
850,000		Ball Corp., 4.00%, 11/15/2023	840,437
450,000		Ball Corp., 5.00%, 3/15/2022	472,500
650,000		Ball Corp., Sr. Unsecd. Note, 5.25%, 7/1/2025	684,938
850,000		Berry Plastics Corp., 5.125%, 7/15/2023	862,750
1,800,000		Berry Plastics Corp., 5.50%, 5/15/2022	1,851,750
150,000	[1,2]	Berry Plastics Corp., Series 144A, 6.00%, 10/15/2022	157,875
1,525,000	[1,2]	Bway Holding Co., Series 144A, 9.125%, 8/15/2021	1,368,687
1,050,000		Crown Americas LLC, 4.50%, 1/15/2023	1,076,250
950,000	[1,2]	Multi Packaging Solutions, Inc., Series 144A, 8.50%, 8/15/2021	985,625
1,125,000	[1,2]	Multi-Color Corp., Series 144A, 6.125%, 12/1/2022	1,147,500
150,000	[1,2]	Owens-Brockway Glass Container, Inc., Series 144A, 5.00%, 1/15/2022	153,950
750,000	[1,2]	Owens-Brockway Glass Container, Inc., Series 144A, 5.375%, 1/15/2025	752,812
250,000	[1,2]	Owens-Brockway Glass Container, Inc., Series 144A, 5.875%, 8/15/2023	260,938
8

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Packaging—continued
$300,000	[1,2]	Owens-Brockway Glass Container, Inc., Series 144A, 6.375%, 8/15/2025	$315,938
1,250,000		Reynolds Group Issuer, Inc./LLC/LU, 5.75%, 10/15/2020	1,285,937
1,350,000		Reynolds Group, 8.25%, 2/15/2021	1,386,315
300,000		Reynolds Group, Sr. Unsecd. Note, 7.95%, 12/15/2025	277,500
875,000	[1,2]	Sealed Air Corp., Series 144A, 4.875%, 12/1/2022	913,282
650,000	[1,2]	Sealed Air Corp., Series 144A, 5.25%, 4/1/2023	690,625
375,000	[1,2]	Sealed Air Corp., Sr. Unsecd. Note, Series 144A, 5.125%, 12/1/2024	390,938
275,000	[1,2]	Sealed Air Corp., Sr. Unsecd. Note, Series 144A, 5.50%, 9/15/2025	289,094
1,750,000	[1,2]	Signode Industrial Group, Series 144A, 6.375%, 5/1/2022	1,599,062
		TOTAL	20,325,541
		Paper—0.4%
775,000		Clearwater Paper Corp., Sr. Note, 4.50%, 2/1/2023	743,031
625,000	[1,2]	Clearwater Paper Corp., Sr. Unsecd. Note, Series 144A, 5.375%, 2/1/2025	611,719
		TOTAL	1,354,750
		Pharmaceuticals—3.2%
50,000	[1,2]	ENDO Finance LLC/ENDO Finco, Inc., Sr. Unsecd. Note, Series 144A, 5.375%, 1/15/2023	47,875
1,000,000	[1,2]	ENDO Finance LLC/ENDO Finco, Inc., Sr. Unsecd. Note, Series 144A, 6.00%, 2/1/2025	942,500
1,000,000	[1,2]	ENDO Finance LLC/ENDO Finco, Inc., Sr. Unsecd. Note, Series 144A, 6.00%, 7/15/2023	946,250
1,225,000		Grifols Worldwide Operations Ltd., Sr. Unsecd. Note, 5.25%, 4/1/2022	1,264,812
2,075,000	[1,2]	Jaguar Holding Co. II/Pharmaceutical Product Development LLC, Sr. Unsecd. Note, Series 144A, 6.375%, 8/1/2023	2,135,797
150,000	[1,2]	Mallinckrodt International Finance SA/Mallinckrodt CB LLC, Series 144A, 4.875%, 4/15/2020	141,300
1,225,000		Mallinckrodt International Finance SA/Mallinckrodt CB LLC, Sr. Unsecd. Note, 4.75%, 4/15/2023	1,010,625
675,000	[1,2]	Mallinckrodt International Finance SA/Mallinckrodt CB LLC, Sr. Unsecd. Note, Series 144A, 5.50%, 4/15/2025	599,063
225,000	[1,2]	Mallinckrodt International Finance SA/Mallinckrodt CB LLC, Sr. Unsecd. Note, Series 144A, 5.625%, 10/15/2023	205,313
300,000	[1,2]	Valeant Pharmaceuticals International, Inc., Series 144A, 5.625%, 12/1/2021	237,750
975,000	[1,2]	Valeant Pharmaceuticals International, Inc., Series 144A, 7.50%, 7/15/2021	817,167
200,000	[1,2]	Valeant Pharmaceuticals International, Inc., Sr. Unsecd. Note, Series 144A, 5.50%, 3/1/2023	157,500
950,000	[1,2]	Vrx Escrow Corp, Series 144A, 5.875%, 5/15/2023	749,312
1,000,000	[1,2]	Vrx Escrow Corp, Series 144A, 6.125%, 4/15/2025	772,500
		TOTAL	10,027,764
		Refining—0.5%
675,000		CVR Refining LLC/Coffeyville Finance, Inc., 6.50%, 11/1/2022	597,375
850,000		Tesoro Petroleum Corp., 5.125%, 4/1/2024	839,375
		TOTAL	1,436,750
		Restaurants—0.9%
2,125,000	[1,2]	1011778 BC Unltd. Liability Co./New Red Finance, Inc., Series 144A, 6.00%, 4/1/2022	2,215,312
700,000		NPC INTL/OPER CO. A&B, Inc., 10.50%, 1/15/2020	726,250
		TOTAL	2,941,562
		Retailers—2.3%
1,775,000	[1,2]	Argos Merger Sub, Inc., Sr. Unsecd. Note, Series 144A, 7.125%, 3/15/2023	1,885,937
525,000	[1,2]	Jo-Ann Stores, Inc., Series 144A, 9.75%, 10/15/2019	422,625
625,000		Limited Brands, Inc., 5.625%, 10/15/2023	689,063
500,000		Limited Brands, Inc., Sr. Unsecd. Note, 5.625%, 2/15/2022	545,960
1,125,000	[1,2]	Michaels Stores, Inc., Series 144A, 5.875%, 12/15/2020	1,181,250
900,000	[1,2]	Neiman-Marcus Group, Inc., Series 144A, 8.75%, 10/15/2021	698,058
1,125,000	[1,2]	Rite Aid Corp., Sr. Unsecd. Note, Series 144A, 6.125%, 4/1/2023	1,196,719
400,000		Sally Hldgs. LLC/Sally Capital, Inc., 5.625%, 12/1/2025	428,000
		TOTAL	7,047,612
9

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Technology—9.8%
$625,000		Advanced Micro Devices, Inc., 7.00%, 7/1/2024	$412,500
375,000		Advanced Micro Devices, Inc., Sr. Unsecd. Note, 7.50%, 8/15/2022	258,750
1,925,000	[1,2]	BMC Software, Inc., Series 144A, 8.125%, 7/15/2021	1,395,625
650,000	[1,2]	Blackboard, Inc., Sr. Unsecd. Note, Series 144A, 7.75%, 11/15/2019	528,125
1,200,000	[1,2]	Blue Coat Systems, Inc., Sr. Unsecd. Note, Series 144A, 8.375%, 6/1/2023	1,242,600
200,000		CDW LLC/CDW Finance, 6.00%, 8/15/2022	212,124
550,000		CDW LLC/CDW Finance, Sr. Unsecd. Note, 5.00%, 9/1/2023	559,625
1,350,000		CDW LLC/CDW Finance, Sr. Unsecd. Note, 5.50%, 12/1/2024	1,397,250
825,000	[1,2]	CommScope Technologies Finance LLC, Series 144A, 6.00%, 6/15/2025	841,500
625,000	[1,2]	CommScope, Inc., Series 144A, 5.50%, 6/15/2024	633,594
125,000	[1,2]	CommScope, Inc., Sr. Note, Series 144A, 6.625%, 6/1/2020	128,594
1,050,000	[1,2]	Ensemble S Merger Sub, Inc., Sr. Unsecd. Note, Series 144A, 9.00%, 9/30/2023	1,032,937
925,000	[1,2]	First Data Corp., Series 144A, 5.375%, 8/15/2023	951,594
2,575,000	[1,2]	First Data Corp., Series 144A, 5.75%, 1/15/2024	2,584,399
600,000	[1,2]	First Data Corp., Sr. Unsecd. Note, Series 144A, 7.00%, 12/1/2023	608,250
2,550,000	[1,2]	Infor Software Parent, Inc., Series 144A, 7.125%, 5/1/2021	1,918,875
1,525,000		Infor US, Inc., 6.50%, 5/15/2022	1,395,375
150,000	[1,2]	Infor US, Inc., Series 144A, 5.75%, 8/15/2020	154,875
300,000		Iron Mountain, Inc., 5.75%, 8/15/2024	309,000
1,325,000	[1,2]	Italics Merger Sub, Inc., Sr. Unsecd. Note, Series 144A, 7.125%, 7/15/2023	1,285,250
525,000	[1,2]	MSCI, Inc., Series 144A, 5.75%, 8/15/2025	555,187
250,000	[1,2]	MSCI, Inc., Sr. Unsecd. Note, Series 144A, 5.25%, 11/15/2024	259,063
125,000		Micron Technology, Inc., Sr. Unsecd. Note, 5.50%, 2/1/2025	101,953
275,000	[1,2]	Micron Technology, Inc., Sr. Unsecd. Note, Series 144A, 5.25%, 1/15/2024	222,750
675,000	[1,2]	Micron Technology, Inc., Sr. Unsecd. Note, Series 144A, 5.25%, 8/1/2023	555,187
600,000	[1,2]	Microsemi Corp., Sr. Unsecd. Note, Series 144A, 9.125%, 4/15/2023	661,500
575,000		NCR Corp., 6.375%, 12/15/2023	595,125
500,000		NCR Corp., Sr. Unsecd. Note, 4.625%, 2/15/2021	499,375
675,000		NCR Corp., Sr. Unsecd. Note, 5.00%, 7/15/2022	671,625
175,000		NCR Corp., Sr. Unsecd. Note, 5.875%, 12/15/2021	179,593
1,275,000	[1,2]	Nuance Communications, Inc., Series 144A, 5.375%, 8/15/2020	1,299,703
825,000	[1,2]	Qorvo, Inc., Sr. Unsecd. Note, Series 144A, 7.00%, 12/1/2025	866,250
675,000	[1,2]	SS&C Technologies Holdings, Inc., Sr. Unsecd. Note, Series 144A, 5.875%, 7/15/2023	704,321
125,000	[1,2]	Sabre GLBL, Inc., Series 144A, 5.25%, 11/15/2023	127,800
725,000	[1,2]	Sabre GLBL, Inc., Series 144A, 5.375%, 4/15/2023	747,656
625,000	[1,2]	Sensata Technologies B.V., Series 144A, 5.625%, 11/1/2024	652,344
300,000	[1,2]	Sensata Technologies B.V., Sr. Unsecd. Note, Series 144A, 5.00%, 10/1/2025	303,750
225,000	[1,2]	Sensata Technologies UK Financing Co. PLC, Sr. Unsecd. Note, Series 144A, 6.25%, 2/15/2026	240,750
950,000	[1,2]	Solera LLC / Solera Finance, Inc., Series 144A, 10.50%, 3/1/2024	957,125
975,000		Syniverse Holdings, Inc., Company Guarantee, 9.125%, 1/15/2019	453,375
725,000		Verisign, Inc., 4.625%, 5/1/2023	735,875
1,450,000		Zebra Technologies Corp., Sr. Note, 7.25%, 10/15/2022	1,580,500
		TOTAL	30,821,649
		Transportation Services—0.8%
200,000		Avis Budget Group, Inc., Sr. Unsecd. Note, 5.50%, 4/1/2023	194,750
550,000	[1,2]	Avis Budget Group, Inc., Sr. Unsecd. Note, Series 144A, 6.375%, 4/1/2024	552,750
1,250,000		HDTFS, Inc., 6.25%, 10/15/2022	1,256,250
150,000		Hertz Corp., 5.875%, 10/15/2020	153,375
10

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Transportation Services—continued
$200,000		Hertz Corp., Company Guarantee, 6.75%, 4/15/2019	$203,398
		TOTAL	2,360,523
		Utility - Electric—1.4%
1,450,000		Calpine Corp., 5.75%, 1/15/2025	1,397,437
175,000	[1,2]	Calpine Corp., Bond, Series 144A, 6.00%, 1/15/2022	185,172
425,000	[1,2]	Calpine Corp., Series 144A, 5.875%, 1/15/2024	448,375
13,356	[1]	FPL Energy National Wind, Note, Series 144A, 6.125%, 3/25/2019	13,456
650,000		NRG Energy, Inc., 6.25%, 5/1/2024	599,625
475,000		NRG Energy, Inc., Company Guarantee, 8.25%, 9/1/2020	480,937
175,000		NRG Energy, Inc., Sr. Unsecd. Note, 6.625%, 3/15/2023	164,117
450,000		NRG Energy, Inc., Sr. Unsecd. Note, 7.875%, 5/15/2021	450,563
675,000	[1,2]	TerraForm Power Operating LLC, Sr. Unsecd. Note, Series 144A, 5.875%, 2/1/2023	550,125
200,000	[1,2]	TerraForm Power Operating LLC, Sr. Unsecd. Note, Series 144A, 6.125%, 6/15/2025	157,000
		TOTAL	4,446,807
		Wireless Communications—4.5%
1,200,000	[1,2]	Altice SA, Series 144A, 7.75%, 5/15/2022	1,186,896
825,000	[1,2]	Altice SA, Sr. Unsecd. Note, Series 144A, 7.625%, 2/15/2025	792,000
275,000	[1,2]	Digicel Ltd., Series 144A, 6.00%, 4/15/2021	247,500
1,575,000	[1,2]	Digicel Ltd., Sr. Unsecd. Note, Series 144A, 8.25%, 9/30/2020	1,360,406
225,000		MetroPCS Wireless, Inc., 6.125%, 1/15/2022	233,438
50,000		MetroPCS Wireless, Inc., 6.731%, 4/28/2022	52,490
1,025,000		MetroPCS Wireless, Inc., Sr. Note, 6.625%, 11/15/2020	1,063,437
75,000		MetroPCS Wireless, Inc., Sr. Note, 6.633%, 4/28/2021	78,750
800,000		MetroPCS Wireless, Inc., Sr. Note, 6.836%, 4/28/2023	840,000
925,000	[1,2]	Numericable Group SA, Series 144A, 6.00%, 5/15/2022	906,500
425,000	[1,2]	Numericable Group SA, Series 144A, 6.25%, 5/15/2024	414,162
2,050,000		Sprint Capital Corp., Company Guarantee, 6.875%, 11/15/2028	1,506,750
725,000		Sprint Corp., 7.125%, 6/15/2024	541,937
1,475,000		Sprint Corp., 7.875%, 9/15/2023	1,132,062
175,000		Sprint Corp., Sr. Unsecd. Note, 7.625%, 2/15/2025	130,813
300,000	[1,2]	Sprint Nextel Corp., Series 144A, 7.00%, 3/1/2020	301,500
975,000		Sprint Nextel Corp., Sr. Unsecd. Note, 6.00%, 11/15/2022	717,844
375,000		T-Mobile USA, Inc., 6.625%, 4/1/2023	396,563
275,000		T-Mobile USA, Inc., Sr. Unsecd. Note, 6.00%, 3/1/2023	283,250
375,000		T-Mobile USA, Inc., Sr. Unsecd. Note, 6.375%, 3/1/2025	385,313
775,000		T-Mobile USA, Inc., Sr. Unsecd. Note, 6.50%, 1/15/2024	809,875
575,000		T-Mobile USA, Inc., Sr. Unsecd. Note, 6.50%, 1/15/2026	600,156
		TOTAL	13,981,642
		Wireline Communications—0.8%
225,000		Level 3 Communications, Inc., Sr. Unsecd. Note, 5.75%, 12/1/2022	232,875
400,000		Level 3 Financing, Inc., 7.00%, 6/1/2020	417,400
325,000	[1,2]	Level 3 Financing, Inc., Series 144A, 5.25%, 3/15/2026	328,250
850,000		Level 3 Financing, Inc., Sr. Unsecd. Note, 5.375%, 5/1/2025	863,813
150,000		Level 3 Financing, Inc., Sr. Unsecd. Note, 6.125%, 1/15/2021	157,500
350,000	[1,2]	Level 3 Financing, Inc., Sr. Unsecd. Note, Series 144A, 5.375%, 1/15/2024	355,250
		TOTAL	2,355,088
		TOTAL CORPORATE BONDS (IDENTIFIED COST $325,456,587)	303,579,068
11

Principal Amount or Shares			Value
		COMMON STOCKS—0.0%
		Independent Energy—0.0%
6,236	[1,3,5]	Lone Pine Resources Canada Ltd.	$0
6,236	[3,5]	Lone Pine Resources, Inc.	8,419
50,000	[1,3,5]	Lone Pine Resources, Inc., Escrow Shares	0
		TOTAL COMMON STOCKS (IDENTIFIED COST $49,520)	8,419
		REPURCHASE AGREEMENT—1.2%
3,600,000		Interest in $550,000,000 joint repurchase agreement 0.31%, dated 3/31/2016 under which Bank of America, N.A. will repurchase securities provided as collateral for $550,004,736 on 4/1/2016. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities maturing on 2/25/2044 and the market value of those underlying securities was $566,504,878. (AT COST)	3,600,000
		TOTAL INVESTMENTS—98.1% (IDENTIFIED COST $329,106,107)[7]	307,187,487
		OTHER ASSETS AND LIABILITIES - NET—1.9%[8]	6,099,799
		TOTAL NET ASSETS—100%	$313,287,286
1	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At March 31, 2016, these restricted securities amounted to $146,917,814, which represented 46.9% of total net assets.
2	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At March 31, 2016, these liquid restricted securities amounted to $146,904,358, which represented 46.9% of total net assets.
Additional information on restricted securities, excluding securities purchased under Rule 144A that have been deemed liquid by the Trustees, if applicable, held at March 31, 2016, is as follows:
Security	Acquisition Date	Cost	Market Value
FPL Energy National Wind, Note, Series 144A, 6.125%, 3/25/2019	2/16/2005	$13,356	$13,456
Hard Rock Park Operations LLC, Sr. Secd. Note, Series 144A, 7.40%, 4/1/2012	3/23/2006	$737,477	$0
Lone Pine Resources Canada Ltd.	1/30/2014	$0	$0
Lone Pine Resources, Inc., Escrow Shares	1/30/2014	$0	$0
3	Non-income-producing security.
4	Issuer in default.
5	Market quotations and price evaluations are not available. Fair value determined in accordance with procedures established by and under the general supervision of the Trustees.
6	Principal amount and interest were not paid upon final maturity.
7	At March 31, 2016, the cost of investments for federal tax purposes was $329,106,107. The net unrealized depreciation of investments for federal tax purposes was $21,918,620. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $5,378,577 and net unrealized depreciation from investments for those securities having an excess of cost over value of $27,297,197.
8	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at March 31, 2016.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	Fixed-income securities and repurchase agreements acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), unless the issuer's creditworthiness is impaired or other factors indicate that amortized cost is not an accurate estimate of the investment's fair value, in which case it would be valued in the same manner as a longer-term security.
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
12

■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, or if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a valuation committee (“Valuation Committee”) comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
13

The following is a summary of the inputs used, as of March 31, 2016, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Corporate Bonds	$—	$303,579,068	$0	$303,579,068
Equity Securities:
Common Stocks
International	—	—	8,419	8,419
Repurchase Agreement	—	3,600,000	—	3,600,000
TOTAL SECURITIES	$—	$307,179,068	$8,419	$307,187,487
14
Federated Kaufmann Fund II
Portfolio of Investments
March 31, 2016 (unaudited)
Shares or Principal Amount			Value
		COMMON STOCKS—86.5%
		Consumer Discretionary—11.3%
2,322	[1]	Amazon.com, Inc.	$1,378,432
31,300		Clubcorp Holdings, Inc.	439,452
5,250	[2]	Cracker Barrel Old Country Store, Inc.	801,518
26,000	[1]	Dave & Buster's Entertainment, Inc.	1,008,280
24,700		Hanesbrands, Inc.	699,998
48,800		Hilton Worldwide Holdings, Inc.	1,098,976
15,050		Las Vegas Sands Corp.	777,784
7,867		Metaldyne Performance Group, Inc.	132,244
6,130	[1]	Mohawk Industries, Inc.	1,170,217
11,000		Moncler S.p.A	185,482
708,680		NagaCorp Limited	452,337
20,000	[1]	One Group Hospitality, Inc./The	59,200
385,000		Samsonite International SA	1,285,597
35,000		Starbucks Corp.	2,089,500
5,077		Tractor Supply Co.	459,265
5,875		Whirlpool Corp.	1,059,498
26,000	[1]	Yoox Net-A-Porter Group	796,329
		TOTAL	13,894,109
		Consumer Staples—2.6%
5,228	[1]	Adecoagro S.A.	60,383
16,000	[1,2]	Blue Buffalo Pet Products, Inc.	410,560
4,900		CVS Health Corp.	508,277
9,950	[1]	Hain Celestial Group, Inc.	407,055
8,880		Smucker (J.M.) Co.	1,152,979
22,700	[1]	Sprouts Farmers Market, Inc.	659,208
		TOTAL	3,198,462
		Energy—0.5%
25,350		US Silica Holdings, Inc.	575,952
		Financials—9.3%
46,075		American International Group, Inc.	2,490,354
6,350		BlackRock, Inc.	2,162,620
36,200	[1]	CBRE Group, Inc.	1,043,284
68,670		Chimera Investment Corp.	933,225
13,800		Crown Castle International Corp.	1,193,700
2,450		EPR Properties	163,219
77,300		EverBank Financial Corp.	1,166,457
8,240		Housing Development Finance Corp. Ltd.	137,546
2,500		Lamar Advertising Co.	153,750
16,335		Ryman Hospitality Properties	840,926
24,100		Wells Fargo & Co.	1,165,476
		TOTAL	11,450,557
		Health Care—28.0%
12,600	[1]	Acadia Healthcare Co., Inc.	694,386
10,360	[1]	Acadia Pharmaceuticals, Inc.	289,666
5,100	[1,2]	Adeptus Health, Inc.	283,254
1

Shares or Principal Amount			Value
		COMMON STOCKS—continued
		Health Care—continued
5,281	[1]	Advanced Accelerator Applications SA, ADR	$184,941
48,500	[1]	Alkermes, Inc.	1,658,215
6,200	[1]	Allergan PLC	1,661,786
27,473	[1]	Amphastar Pharmaceuticals, Inc.	329,676
5,870	[1]	Amsurg Corp.	437,902
32,020	[1,3]	arGEN-x	381,402
515	[1]	aTyr Pharma, Inc.	2,029
60,554	[1,2,3]	BioDelivery Sciences International, Inc.	195,589
142,420	[1,4,5]	BioNano Genomics, Inc.	0
91,120	[1,3]	Catalyst Pharmaceutical Partners, Inc.	106,610
4,240	[1]	Cerner Corp.	224,550
310,000	[1,3]	Corcept Therapeutics, Inc.	1,450,800
44,754	[1]	Dexcom, Inc.	3,039,244
14,460	[1]	Diplomat Pharmacy, Inc.	396,204
220,470	[1,3,4]	Dyax Corp.	244,722
49,800	[1,3]	Dynavax Technologies Corp.	958,152
38,453	[1,2,3]	Egalet Corp.	263,788
11,000	[1]	GW Pharmaceuticals PLC, ADR	793,650
34,500	[1,3]	Galapagos NV	1,443,508
23,900	[1,3]	Galapagos NV, ADR	999,498
13,900	[1]	Genmab A/S	1,924,389
12,400		Gilead Sciences, Inc.	1,139,064
23,300	[1,2]	Glaukos Corp.	392,838
16,426	[1]	HealthEquity, Inc.	405,229
12,490	[1]	IDEXX Laboratories, Inc.	978,217
2,126	[1]	Insulet Corp.	70,498
50,000	[1,3]	Intersect ENT, Inc.	950,000
12,300	[1]	MacroGenics, Inc.	230,625
10,890		Medtronic PLC	816,750
44,611	[1,3,5]	Minerva Neurosciences, Inc.	273,912
44,611	[1,3]	Minerva Neurosciences, Inc.	273,912
43,928	[1]	Nektar Therapeutics	604,010
16,700	[1]	Neovasc, Inc.	71,309
5,900	[1]	Nevro Corp.	331,934
30,976	[1,2,3]	Ocular Therapeutix, Inc.	299,228
75,900	[1,3]	Otonomy, Inc.	1,132,428
8,365	[1,3]	Otonomy, Inc.	124,806
8,200	[1]	Penumbra, Inc.	377,200
10,220	[1]	Poxel SA	145,735
25,699	[1,3]	Premier, Inc.	857,319
248,090	[1,3]	Progenics Pharmaceuticals, Inc.	1,081,672
19,300	[1]	Repligen Corp.	517,626
6,100	[1]	SAGE Therapeutics, Inc.	195,566
19,560	[1,3]	SCYNEXIS, Inc.	78,827
23,534	[1,2]	Seres Therapeutics, Inc.	625,063
24,324	[1,2]	Spark Therapeutics, Inc.	717,801
27,200	[1,3]	SteadyMed Ltd.	66,912
2,945	[1,3,5]	SteadyMed Ltd.	7,245
7,500	[1,2]	Tesaro, Inc.	330,225
2

Shares or Principal Amount			Value
		COMMON STOCKS—continued
		Health Care—continued
9,350	[1]	Ultragenyx Pharmaceutical, Inc.	$591,948
2,200	[1]	VWR Corp.	59,532
88,600	[1]	Veeva Systems, Inc.	2,218,544
17,150	[1]	Versartis, Inc.	137,543
43,936	[1,3]	Zogenix, Inc.	405,969
		TOTAL	34,473,448
		Industrials—5.5%
3,475		Acuity Brands, Inc.	758,036
37,450		Air Lease Corp.	1,202,894
10,601	[1]	Caesar Stone SDOT Yam Ltd.	364,145
7,600		Danaher Corp.	720,936
5,500		Equifax, Inc.	628,595
20,000		KAR Auction Services, Inc.	762,800
2,700	[1]	Middleby Corp.	288,279
9,400		Safran SA	657,283
12,600	[1]	Spirit Airlines, Inc.	604,548
9,990	[1,2]	Verisk Analytics, Inc.	798,401
		TOTAL	6,785,917
		Information Technology—24.4%
3,660	[1]	Adobe Systems, Inc.	343,308
17,370	[1]	Alibaba Group Holding Ltd., ADR	1,372,751
30,900		Amadeus IT Holding SA	1,320,643
12,400		Broadcom Ltd.	1,915,800
26,105	[1]	BroadSoft, Inc.	1,053,337
22,725	[1]	ChannelAdvisor Corp.	255,656
8,700	[1,2]	Check Point Software Technologies Ltd.	760,989
8,400	[1]	CoStar Group, Inc.	1,580,628
9,500	[1]	Cvent, Inc.	203,300
15,600	[1]	Demandware, Inc.	609,960
20,400	[1,2]	Fitbit, Inc.	309,060
23,900	[1]	Fleetmatics Group PLC	972,969
12,700	[1]	GoDaddy, Inc.	410,591
38,600	[1]	Microsemi Corp.	1,478,766
32,094	[1,2]	Mobileye NV	1,196,785
30,000	[1]	NIC, Inc.	540,900
23,900	[1]	NXP Semiconductors NV	1,937,573
16,100	[1]	NetSuite, Inc.	1,102,689
8,600	[1]	Q2 Holdings, Inc.	206,744
10,566	[1,2]	Qorvo, Inc.	532,632
35,550	[1]	RADWARE Ltd.	420,556
12,490	[1]	Salesforce.com, Inc.	922,137
35,300	[1]	ServiceNow, Inc.	2,159,654
11,400	[1]	Splunk, Inc.	557,802
80,400	[1,3]	Textura Corp.	1,497,852
20,100	[1]	Tyler Technologies, Inc.	2,585,061
27,470	[1]	Vantiv, Inc.	1,480,084
25,140	[1]	Workday, Inc.	1,931,758
16,875	[1,2]	Zillow Group, Inc.	400,444
		TOTAL	30,060,429
3

Shares or Principal Amount			Value
		COMMON STOCKS—continued
		Materials—4.5%
14,650		Eagle Materials, Inc.	$1,027,112
12,700		Martin Marietta Materials	2,025,777
8,850		Sherwin-Williams Co.	2,519,329
		TOTAL	5,572,218
		Telecommunication Services—0.4%
20,940	[1]	Zayo Group Holdings, Inc.	507,586
		TOTAL COMMON STOCKS (IDENTIFIED COST $86,360,911)	106,518,678
		WARRANTS—0.0%
		Health Care—0.0%
5,034	[1]	Alexza Pharmaceuticals, Inc., Warrants	0
59,342	[1,4]	BioNano Genomics, Inc., Warrants	0
128,250	[1,3]	Zogenix, Inc., Warrants	37,936
		TOTAL WARRANTS (IDENTIFIED COST $688)	37,936
		CORPORATE BOND—0.1%
		Health Care—0.1%
$95,000	[5]	Protalix Biotherapeutics, Inc., Conv. Bond, 4.50%, 9/15/2018 (IDENTIFIED COST $95,000)	66,679
		PREFERRED STOCK—0.0%
		Health Care—0.0%
4,154	[1,5]	aTyr Pharma, Inc., Series E(IDENTIFIED COST $45,000)	16,366
		REPURCHASE AGREEMENTS—16.9%
16,119,000		Interest in $550,000,000 joint repurchase agreement 0.31%, dated 3/31/2016 under which Bank of America, N.A. will repurchase securities provided as collateral for $550,004,736 on 4/1/2016. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities maturing on 2/25/2044 and the market value of those underlying securities was $566,504,878.	16,119,000
4,710,087		Interest in $550,000,000 joint repurchase agreement 0.31%, dated 3/31/2016 under which Bank of America, N.A. will repurchase securities provided as collateral for $550,004,736 on 4/1/2016. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities maturing on 2/25/2044 and the market value of those underlying securities was $566,504,878 (purchased with proceeds from securities lending collateral).	4,710,087
		TOTAL REPURCHASE AGREEMENTS (AT COST)	20,829,087
		TOTAL INVESTMENTS—103.5% (IDENTIFIED COST $107,330,686)[8]	127,468,746
		OTHER ASSETS AND LIABILITIES - NET—(3.5)%[9]	(4,261,290)
		TOTAL NET ASSETS—100%	$123,207,456
1	Non-income-producing security.
2	All or a portion of these securities are temporarily on loan to unaffiliated broker/dealers.
As of March 31, 2016, securities subject to this type of arrangement and related collateral were as follows:

Market Value of Securities on Loan	Market Value of Collateral
$4,660,459	$4,710,087
3	Affiliated companies.
Transactions involving affiliated companies during the period ended March 31, 2016, were as follows:
Affiliates	Balance of Shares Held 12/31/2015	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 3/31/2016	Value	Dividend Income
arGEN-x	—	32,020	—	32,020	$381,402	$—
BioDelivery Sciences International, Inc.	60,554	—	—	60,554	195,589	—
4

Affiliates	Balance of Shares Held 12/31/2015	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 3/31/2016	Value	Dividend Income
Catalyst Pharmaceutical Partners, Inc.	82,320	8,800	—	91,120	106,610	—
*ChannelAdvisor Corp.	24,300	—	(1,575)	22,725	255,656	—
Corcept Therapeutics, Inc.	310,000	—	—	310,000	1,450,800	—
Dyax Corp.	220,470	—	—	220,470	244,722	—
Dynavax Technologies Corp.	45,370	4,430	—	49,800	958,152	—
Egalet Corp.	38,453	—	—	38,453	263,788	—
Galapagos NV	31,000	3,500	—	34,500	1,443,508	—
Galapagos NV, ADR	23,900	—	—	23,900	999,498	—
Intersect ENT, Inc.	27,200	22,800	—	50,000	950,000	—
Minerva Neurosciences, Inc.	44,611	—	—	44,611	273,912	—
Minerva Neurosciences, Inc.	—	44,611	—	44,611	273,912	—
**Minerva Neurosciences, Inc., Warrants	44,611	—	(44,611)	—	—	—
Ocular Therapeutix, Inc.	30,976	—	—	30,976	299,228	—
Otonomy, Inc.	41,900	34,000	—	75,900	1,132,428	—
Otonomy, Inc.	8,365	—	—	8,365	124,806	—
Premier, Inc.	25,699	—	—	25,699	857,319	—
Progenics Pharmaceuticals, Inc.	248,090	—	—	248,090	1,081,672	—
SCYNEXIS, Inc.	19,560	—	—	19,560	78,827	—
SteadyMed Ltd.	27,200	—	—	27,200	66,912	—
SteadyMed Ltd.	2,945	—	—	2,945	7,245	—
Textura Corp.	71,400	9,000	—	80,400	1,497,852	—
Zogenix, Inc.	43,936	—	—	43,936	405,969	—
Zogenix, Inc., Warrants	128,250	—	—	128,250	37,936	—
TOTAL OF AFFILIATED COMPANIES	1,601,110	159,161	(46,186)	1,714,085	$13,387,743	$—
*	At March 31, 2016, the Fund no longer has ownership of at least 5% of the voting shares.
**	The security is no longer held on the Fund's portfolio of investments.
4	Market quotations and price evaluations are not available. Fair value determined in accordance with procedures established by and under the general supervision of the Trustees.
5	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At March 31, 2016, these restricted securities amounted to $364,202, which represented 0.3% of total net assets.
Additional information on restricted securities, excluding securities purchased under Rule 144A that have been deemed liquid by the Trustees, if applicable, held at March 31, 2016, is as follows:
Security	Acquisition Date	Cost	Market Value
aTyr Pharma, Inc., Series E	3/31/2015	$44,999	$16,366
BioNano Genomics, Inc.	11/12/2014	$200,000	$0
Minerva Neurosciences, Inc.	3/13/2015	$214,579	$273,912
Protalix Biotherapeutics, Inc., Conv. Bond, 4.50%, 9/15/2018	9/13/2013	$95,000	$66,679
SteadyMed Ltd.	1/26/2015	$25,000	$7,245
6	At March 31, 2016, the cost of investments for federal tax purposes was $107,330,686. The net unrealized appreciation of investments for federal tax purposes was $20,138,060. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $26,489,245 and net unrealized depreciation from investments for those securities having an excess of cost over value of $6,351,185.
7	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at March 31, 2016.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
5

■	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	Fixed-income securities and repurchase agreements acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), unless the issuer's creditworthiness is impaired or other factors indicate that amortized cost is not an accurate estimate of the investment's fair value, in which case it would be valued in the same manner as a longer-term security.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, or if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a valuation committee (“Valuation Committee”) comprised of officers of the Fund, Federated Equity Management Company of Pennsylvania (“Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Advisers based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Co-Advisers determine that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Advisers determine that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
6

Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of March 31, 2016, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Equity Securities:
Common Stocks
Domestic	$4,759,984	$—	$244,722	$85,004,706
International	12,783,721	8,730,251	—	21,513,972
Warrants	—	37,936	0	37,936
Debt Securities:
Corporate Bonds	—	66,679	—	66,679
Preferred Stock	16,366[1]	—	—	16,366
Repurchase Agreements	—	20,829,087	—	20,829,087
TOTAL SECURITIES	$97,560,071	$29,663,953	$244,722	$127,468,746
1	Includes $40,834 of a security transferred from Level 3 to Level 1 because observable market data was obtained for the security. This transfer represents the value of the security at the beginning of the period.
The following acronyms are used throughout this portfolio:
ADR	—American Depositary Receipt
SA	—Support Agreement
7
Federated Prime Money Fund II
Portfolio of Investments
March 31, 2016 (unaudited)
Principal Amount or Shares			Value
		COMMERCIAL PAPER—29.0%[1]
		Aerospace/Auto—0.7%
$380,000	[2,3]	ERAC USA Finance LLC, (GTD by Enterprise Holdings, Inc.), 0.801%, 4/1/2016	$380,000
615,000	[2,3]	Nissan Motor Acceptance Corp., (Nissan Motor Co., Ltd. SA), 0.761%—0.771%, 4/4/2016 - 4/8/2016	614,935
		TOTAL	994,935
		Chemicals—0.7%
304,000	[2,3]	DuPont (E.I.) de Nemours & Co., 0.821%, 4/4/2016	303,980
675,000		PPG Industries, Inc., 0.700%—0.750%, 4/6/2016 - 4/7/2016	674,928
		TOTAL	978,908
		Electrical Equipment—0.5%
650,000	[2,3]	Eaton Corp., (GTD by Eaton Corp. PLC), 0.700%, 4/20/2016	649,760
		Finance - Banking—16.0%
4,000,000	[2,3]	ABN Amro Funding USA LLC, 0.420%, 4/4/2016	3,999,860
4,000,000	[2,3]	Antalis S.A., 0.400%, 4/6/2016	3,999,777
3,000,000	[2,3]	Gotham Funding Corp., 0.520%, 4/22/2016	2,999,090
4,000,000	[2,3]	LMA-Americas LLC, 0.651%, 4/7/2016	3,999,567
6,000,000	[2,3]	Manhattan Asset Funding Company LLC, 0.500%, 4/12/2016	5,999,083
1,200,000	[2,3]	Nationwide Building Society, 0.530%, 4/1/2016	1,200,000
		TOTAL	22,197,377
		Finance - Commercial—0.7%
1,000,000	[2,3]	Atlantic Asset Securitization LLC, 0.631%, 4/14/2016	999,773
		Finance - Retail—7.2%
4,000,000	[2,3]	Barton Capital S.A., 0.520%, 4/18/2016	3,999,018
6,000,000	[2,3]	Sheffield Receivables Company LLC, 0.500%, 4/29/2016	5,997,666
		TOTAL	9,996,684
		Finance - Securities—2.2%
3,000,000	[2,3]	Anglesea Funding LLC, 0.651%, 4/21/2016	2,998,917
		Food & Beverage—0.2%
315,000	[2,3]	Agrium, Inc., 0.770%, 4/6/2016	314,966
		Oil & Oil Finance—0.5%
695,000		Motiva Enterprises LLC, 1.452%, 4/22/2016	694,412
		Pharmaceuticals and Health Care—0.3%
415,000	[2,3]	AstraZeneca PLC, 0.700%, 4/21/2016	414,839
		TOTAL COMMERCIAL PAPER	40,240,571
		CORPORATE BOND—0.7%
		Finance - Banking—0.7%
900,000		Citigroup, Inc., 1.300%, 4/1/2016	900,000
		NOTES - VARIABLE—7.7%[4]
		Aerospace/Auto—1.4%
2,000,000		BMW US Capital LLC, (GTD by Bayerische Motoren Werke AG), 0.776%, 5/27/2016	2,000,000
		Finance - Banking—6.3%
1,000,000		Bank of Montreal, 0.590%, 4/18/2016	1,000,006
400,000		Citigroup, Inc., 1.402%, 4/1/2016	400,000
3,150,000		Connecticut HEFA, Series D Griffin Hospital, (Wells Fargo Bank, N.A. LOC), 0.430%, 4/7/2016	3,150,000
2,000,000	[2,3]	J.P. Morgan Securities LLC, 0.688%, 4/22/2016	2,000,000
175,000		Lancaster, PA IDA, Snavely's Mill, Inc. Series 2003—B, (Fulton Bank, N.A. LOC), 1.000%, 4/7/2016	175,000
1,000,000		Royal Bank of Canada, 0.707%, 4/11/2016	1,000,000
1

Principal Amount or Shares			Value
		NOTES - VARIABLE—continued[4]
		Finance - Banking—continued
$1,000,000		Toronto Dominion Bank, 0.591%, 4/6/2016	$1,000,000
		TOTAL	8,725,006
		TOTAL NOTES - VARIABLE	10,725,006
		GOVERNMENT AGENCIES—36.7%
		Federal Farm Credit Bank System Floating Rate Notes—1.9%
2,593,000	[5]	Federal Farm Credit System, 0.530%, 4/1/2016	2,593,121
		Federal Home Loan Bank System—8.3%
2,000,000		Federal Home Loan Bank System, 0.500%, 7/26/2016	1,999,804
4,000,000		Federal Home Loan Bank System, 0.520%, 9/9/2016	3,999,620
3,500,000		Federal Home Loan Bank System, 0.540%, 9/21/2016	3,499,971
2,000,000		Federal Home Loan Bank System, 0.780%, 4/25/2017	2,000,000
		TOTAL	11,499,395
		Federal Home Loan Bank System Discount Notes—5.0%
2,000,000		Federal Home Loan Bank System, 0.000%, 6/24/2016	1,998,283
5,000,000		Federal Home Loan Bank System, 0.000%, 8/26/2016	4,989,914
		TOTAL	6,988,197
		Federal Home Loan Bank System Floating Rate Notes—3.6%
2,000,000	[5]	Federal Home Loan Bank System, 0.529%, 5/3/2016	1,998,475
3,000,000	[5]	Federal Home Loan Bank System, 0.551%, 4/5/2016	3,000,000
		TOTAL	4,998,475
		Federal Home Loan Mortgage Corporation—0.7%
1,000,000		Federal Home Loan Mortgage Corp., 0.625%, 11/1/2016	999,918
		Federal Home Loan Mortgage Corporation Floating Rate Notes—6.5%
5,000,000	[5]	Federal Home Loan Mortgage Corp., 0.443%, 4/12/2016	4,997,657
2,000,000	[5]	Federal Home Loan Mortgage Corp., 0.473%, 4/27/2016	1,999,563
2,000,000	[5]	Federal Home Loan Mortgage Corp., 0.654%, 6/8/2016	2,000,000
		TOTAL	8,997,220
		Federal National Mortgage Association—8.6%
5,000,000		Federal National Mortgage Association, 0.500%, 8/22/2016	4,999,187
2,915,000		Federal National Mortgage Association, 0.625%, 8/26/2016	2,915,903
4,055,000		Federal National Mortgage Association, 1.250%, 9/28/2016	4,068,900
		TOTAL	11,983,990
		Federal National Mortgage Association Discount Notes—2.1%
3,000,000		Federal National Mortgage Association, 0.000%, 9/1/2016	2,993,625
		TOTAL GOVERNMENT AGENCIES	51,053,941
		U.S. TREASURY—1.1%
		U.S. Treasury Notes—1.1%
500,000		United States Treasury, 0.500%, 11/30/2016	499,590
1,000,000		United States Treasury, 3.250%, 7/31/2016	1,008,447
		TOTAL U.S. TREASURY	1,508,037
		OTHER REPURCHASE AGREEMENTS—8.6%
		Finance - Banking—8.6%
1,000,000		Citigroup Global Markets, Inc., 0.760%, 4/1/2016, interest in a $75,000,000 collateralized loan agreement, dated 3/31/2016, will repurchase securities provided as collateral for $75,001,563, in which collateralized mortgage obligations and asset-backed securities with a market value of $76,501,594 have been received as collateral and held with BNY Mellon as tri-party agent.	1,000,000
4,000,000		HSBC Securities (USA), Inc., 0.456%, 4/1/2016, interest in a $205,000,000 collateralized loan agreement, dated 3/31/2016, will repurchase securities provided as collateral for $205,002,563, in which corporate bonds and medium-term notes with a market value of $209,104,080 have been received as collateral and held with BNY Mellon as tri-party agent.	4,000,000
2

Principal Amount or Shares		Value
	OTHER REPURCHASE AGREEMENTS—continued
	Finance - Banking—continued
$1,000,000	Merrill Lynch, Pierce, Fenner & Smith, Inc., 0.558%, 4/1/2016, interest in a $175,000,000 collateralized loan agreement, dated 3/31/2016, will repurchase securities provided as collateral for $175,002,674, in which asset-backed securities and a collateralized mortgage obligation with a market value of $178,502,727 have been received as collateral and held with BNY Mellon as tri-party agent.	$1,000,000
3,000,000	Mizuho Securities USA, Inc., 0.710%, 4/14/2016, interest in a $110,000,000 collateralized loan agreement, dated 3/31/2016, will repurchase securities provided as collateral for $110,029,944, in which collateralized mortgage obligations and U.S. treasury securities with a market value of $112,202,189 have been received as collateral and held with BNY Mellon as tri-party agent.	3,000,000
3,000,000	Wells Fargo Securities LLC, 0.679%, 4/18/2016, interest in a $100,000,000 collateralized loan agreement, dated 1/19/2016, will repurchase securities provided as collateral for $100,167,500, in which collateralized mortgage obligations with a market value of $102,139,322 have been received as collateral and held with BNY Mellon as tri-party agent.	3,000,000
	TOTAL OTHER REPURCHASE AGREEMENTS	12,000,000
	REPURCHASE AGREEMENTS—18.3%
	Finance - Banking—18.3%
10,000,000	Interest in $2,000,000,000 joint repurchase agreement 0.32%, dated 3/31/2016 under which Mitsubishi UFJ Securities (USA), Inc. will repurchase securities provided as collateral for $2,000,017,778 on 4/1/2016. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency and U.S. Treasury securities with various maturities to 3/20/2065 and the market value of those underlying securities was $2,058,322,421.	10,000,000
15,430,000	Interest in $2,500,000,000 joint repurchase agreement 0.33%, dated 3/31/2016 under which Natixis Financial Products LLC will repurchase securities provided as collateral for $2,500,022,917 on 4/1/2016. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency and U.S. Treasury securities with various maturities to 4/16/2050 and the market value of those underlying securities was $2,564,030,052.	15,430,000
	TOTAL REPURCHASE AGREEMENTS	25,430,000
	TOTAL INVESTMENTS—102.1% (AT AMORTZED COST)[6]	141,857,555
	OTHER ASSETS AND LIABILITIES—NET-(2.1)%[7]	(2,863,888)
	TOTAL NET ASSETS—100%	$138,993,667
1	Discount rate at time of purchase.
2	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At March 31, 2016, these restricted securities amounted to $40,871,231, which represented 29.4% of total net assets.
3	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At March 31, 2016, these liquid restricted securities amounted to $40,871,231, which represented 29.4% of total net assets.
4	Denotes a variable rate security with current rate and next reset date shown.
5	Floating rate notes with current rate(s) and next reset date(s) shown.
6	Also represents cost for federal tax purposes.
7	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at March 31, 2016.
Effective April 30, 2016, the structure of the Fund changed and now operates as a government money market fund under the amendments to Rule 2a-7 of the Act. In conjunction with this change, the Fund was re-named the Federated Government Money Fund II, and designated the existing un-named class of shares as Service Shares and offers a new class of shares called Primary Shares.
Investment Valuation
Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with U.S. generally accepted accounting principles. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate fair value, the value of the portfolio securities will be determined in accordance with the procedures described below.
The Trustees have ultimate responsibility for determining the fair value of investments. The Trustees have appointed a Valuation Committee (“Valuation Committee”) comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value of securities and in overseeing the comparison of amortized cost to market-based value. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of monitoring the relationship of market-based value and amortized cost. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services'
3

policies, procedures and valuation methods (including key inputs and assumptions), and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of March 31, 2016, all investments of the Fund are valued at amortized cost, which is considered a Level 2 input, in valuing the Fund's assets.
REGULATORY MATTERS
On July 23, 2014, the SEC voted to amend the rules under the Act which currently govern the operations of the Fund. The amended rules created three categories of money market funds: Government, Retail and Institutional. Government and Retail money market funds will continue to be able to transact at $1.00 per share and to use amortized cost to value their portfolio securities. Institutional money market funds will be required to “float” their Net Asset Value (“NAV”) per share by pricing their shares to four decimals (i.e. $1.0000) and valuing their portfolio securities using market prices rather than amortized cost (except where otherwise permitted under SEC rules). In addition, Retail and Institutional money market funds must adopt policies and procedures to permit the Fund's Board to impose liquidity fees or redemption gates under certain conditions. The amendments have staggered compliance dates, with a majority of these amendments having an October 14, 2016 final compliance date.
The Fund will operate as a Government money market fund. As a Government money market fund, the Fund (1) invests at least 99.5% of its total assets in: (i) cash; (ii) securities issued or guaranteed by the United States or certain U.S. government agencies or instrumentalities; and/or (iii) repurchase agreements that are collateralized fully; (2) generally continues to use amortized cost to value its portfolio securities and transact at a stable $1.00 NAV; and (3) has elected not to be subject to the liquidity fees and gates requirement at this time as permitted under the amendments.
Beginning April 14, 2016, FederatedInvestors.com will include additional fund level disclosure relating to these amended rules including, as applicable, daily disclosure of daily and weekly liquid assets, net shareholder inflows or outflows, market-based NAVs per share, imposition of fees and gates and any affiliate sponsor support.
The following acronyms are used throughout this portfolio:
GTD	—Guaranteed
HEFA	—Health and Education Facilities Authority
IDA	—Industrial Development Authority
LOC	—Letter of Credit
SA	—Support Agreement
4
Federated Quality Bond Fund II
Portfolio of Investments
March 31, 2016 (unaudited)
Principal Amount			Value
		CORPORATE BONDS—95.5%
		Basic Industry - Chemicals—1.6%
$570,000		Albemarle Corp., 4.15%, 12/1/2024	$565,546
640,000		FMC Corp., Sr. Unsecd. Note, 3.95%, 2/1/2022	653,437
800,000	[1,2]	Incitec Pivot Finance LLC, Company Guarantee, Series 144A, 6.00%, 12/10/2019	858,293
1,290,000		RPM International, Inc., 6.50%, 2/15/2018	1,386,346
114,000		Rohm & Haas Co., 6.00%, 9/15/2017	120,600
		TOTAL	3,584,222
		Basic Industry - Metals & Mining—3.9%
750,000		Allegheny Technologies, Inc., Sr. Note, 9.375%, 6/1/2019	716,250
100,000	[1,2]	Anglo American Capital PLC, Company Guarantee, Series 144A, 4.45%, 9/27/2020	88,250
330,000		Anglogold Ashanti Holdings PLC, Sr. Note, 6.50%, 4/15/2040	277,200
500,000		Anglogold Ashanti Holdings PLC, Sr. Unsecd. Note, 5.125%, 8/1/2022	471,780
660,000		ArcelorMittal SA, Sr. Unsecd. Note, 5.25%, 2/25/2017	672,375
230,000		Carpenter Technology Corp., Sr. Unsecd. Note, 4.45%, 3/1/2023	215,304
850,000		Carpenter Technology Corp., Sr. Unsecd. Note, 5.20%, 7/15/2021	851,488
520,000	[1,2]	Gerdau S.A., Company Guarantee, Series 144A, 5.75%, 1/30/2021	466,700
500,000	[1,2]	Gold Fields Orogen Holding BVI Ltd., Company Guarantee, Series 144A, 4.875%, 10/7/2020	455,000
280,000	[1,2]	Hyundai Steel Co., Sr. Unsecd. Note, Series 144A, 4.625%, 4/21/2016	280,394
470,000	[1,2]	Newcrest Finance Property Ltd., Sr. Unsecd. Note, Series 144A, 4.20%, 10/1/2022	446,263
1,200,000		Reliance Steel & Aluminum Co., Sr. Unsecd. Note, 4.50%, 4/15/2023	1,158,902
435,000		Rio Tinto Finance USA Ltd., Company Guarantee, 6.50%, 7/15/2018	475,216
570,000		Southern Copper Corp., Sr. Unsecd. Note, 3.50%, 11/8/2022	550,142
1,430,000		Worthington Industries, Inc., Sr. Unsecd. Note, 6.50%, 4/15/2020	1,566,126
		TOTAL	8,691,390
		Basic Industry - Paper—0.6%
125,000		Westvaco Corp., 7.65%, 3/15/2027	134,574
500,000		Westvaco Corp., Sr. Deb., 7.50%, 6/15/2027	533,218
700,000		Weyerhaeuser Co., Sr. Unsecd. Note, 6.95%, 8/1/2017	743,364
		TOTAL	1,411,156
		Capital Goods - Aerospace & Defense—1.8%
270,000	[1,2]	BAE Systems Holdings, Inc., Sr. Unsecd. Note, Series 144A, 2.85%, 12/15/2020	274,705
280,000	[1,2]	BAE Systems Holdings, Inc., Sr. Unsecd. Note, Series 144A, 3.85%, 12/15/2025	288,814
1,619,000	[1,2]	Embraer Overseas Ltd., Sr. Unsecd. Note, Series 144A, 5.696%, 9/16/2023	1,538,050
270,000		Lockheed Martin Corp., Sr. Unsecd. Note, 2.50%, 11/23/2020	276,965
260,000		Lockheed Martin Corp., Sr. Unsecd. Note, 3.55%, 1/15/2026	275,775
320,000		Rockwell Collins, Inc., Sr. Unsecd. Note, 3.10%, 11/15/2021	331,430
910,000	[1,2]	Textron Financial Corp., Jr. Sub. Note, Series 144A, 6.00%, 2/15/2067	657,475
295,000		Textron, Inc., Sr. Unsecd. Note, 4.30%, 3/1/2024	305,969
		TOTAL	3,949,183
		Capital Goods - Building Materials—0.4%
620,000		Masco Corp., Sr. Unsecd. Note, 7.125%, 3/15/2020	716,875
275,000		Masco Corp., Unsecd. Note, 4.45%, 4/1/2025	286,633
		TOTAL	1,003,508
		Capital Goods - Construction Machinery—0.5%
1,010,000		AGCO Corp., Sr. Unsecd. Note, 5.875%, 12/1/2021	1,111,730
		Capital Goods - Diversified Manufacturing—1.5%
800,000	[1,2]	Hutchison Whampoa International 14 Ltd., Unsecd. Note, Series 144A, 1.625%, 10/31/2017	800,638
1

Principal Amount			Value
		CORPORATE BONDS—continued
		Capital Goods - Diversified Manufacturing—continued
$1,190,000		Pentair Ltd., Company Guarantee, 5.00%, 5/15/2021	$1,265,070
625,000		Roper Technologies, Inc., 2.05%, 10/1/2018	631,466
195,000		Valmont Industries, Inc., 5.25%, 10/1/2054	168,347
341,000		Valmont Industries, Inc., Sr. Unsecd. Note, 6.625%, 4/20/2020	383,302
		TOTAL	3,248,823
		Communications - Cable & Satellite—1.8%
1,500,000	[1,2]	CCO Safari II LLC, Series 144A, 3.579%, 7/23/2020	1,534,542
480,000		Comcast Corp., Sr. Unsecd. Note, 2.75%, 3/1/2023	496,399
1,290,000		NBC Universal, Inc., Sr. Unsecd. Note, 5.15%, 4/30/2020	1,467,823
400,000		Time Warner Cable, Inc., Sr. Unsecd. Note, 8.375%, 3/15/2023	512,426
		TOTAL	4,011,190
		Communications - Media & Entertainment—2.4%
300,000	[1,2]	British Sky Broadcasting Group PLC, Series 144A, 3.75%, 9/16/2024	310,288
500,000		CBS Corp., 3.70%, 8/15/2024	516,188
150,000		Discovery Communications LLC, Sr. Unsecd. Note, 4.90%, 3/11/2026	155,019
420,000		Grupo Televisa S.A., Sr. Unsecd. Note, 5.00%, 5/13/2045	385,344
1,179,000		Interpublic Group of Cos., Inc., Sr. Unsecd. Note, 2.25%, 11/15/2017	1,179,676
500,000		McGraw Hill Financial, Inc., Sr. Unsecd. Note, 3.30%, 8/14/2020	519,861
200,000		McGraw Hill Financial, Inc., Sr. Unsecd. Note, 4.00%, 6/15/2025	208,866
595,000		Omnicom Group, Inc., Sr. Unsecd. Note, 3.625%, 5/1/2022	625,785
250,000		Viacom, Inc., 2.50%, 9/1/2018	251,958
400,000		Viacom, Inc., Sr. Unsecd. Note, 3.875%, 4/1/2024	399,235
900,000		WPP Finance 2010, Sr. Unsecd. Note, 5.125%, 9/7/2042	882,669
		TOTAL	5,434,889
		Communications - Telecom Wireless—1.9%
1,000,000		American Tower Corp., Sr. Unsecd. Note, 4.50%, 1/15/2018	1,042,555
250,000		Crown Castle International Corp., Sr. Secd. Note, 3.40%, 2/15/2021	254,114
2,300,000	[1,2]	Crown Castle Towers LLC, Sr. Secd. Note, Series 144A, 5.495%, 1/15/2017	2,323,424
720,000	[1,2]	SBA Tower Trust, Series 144A, 5.101%, 4/17/2017	727,541
		TOTAL	4,347,634
		Communications - Telecom Wirelines—3.2%
700,000		AT&T, Inc., Sr. Unsecd. Note, 2.45%, 6/30/2020	708,301
900,000		AT&T, Inc., Sr. Unsecd. Note, 3.40%, 5/15/2025	903,957
1,090,000		AT&T, Inc., Sr. Unsecd. Note, 5.00%, 3/1/2021	1,217,491
500,000		CenturyLink, Inc., Sr. Note, Series Q, 6.15%, 9/15/2019	521,250
730,000		Telefonica Emisiones SAU, Sr. Unsecd. Note, 3.192%, 4/27/2018	749,402
250,000		Telefonica SA, Company Guarantee, 7.045%, 6/20/2036	317,468
600,000		Verizon Communications, Inc., Sr. Unsecd. Note, 4.15%, 3/15/2024	653,683
1,735,000		Verizon Communications, Inc., Sr. Unsecd. Note, 5.15%, 9/15/2023	2,006,423
		TOTAL	7,077,975
		Consumer Cyclical - Automotive—4.0%
500,000		American Honda Finance Corp., Sr. Unsecd. Note, Series MTN, 1.50%, 3/13/2018	502,905
700,000	[1,2]	Daimler Finance NA LLC, Company Guarantee, Series 144A, 1.875%, 1/11/2018	703,888
500,000	[1,2]	Daimler Finance NA LLC, Sr. Unsecd. Note, Series 144A, 3.25%, 8/1/2024	507,963
650,000		Ford Motor Credit Co., Sr. Unsecd. Note, 2.375%, 1/16/2018	653,351
850,000		Ford Motor Credit Co., Sr. Unsecd. Note, 3.00%, 6/12/2017	861,523
500,000		Ford Motor Credit Co., Sr. Unsecd. Note, 3.336%, 3/18/2021	515,342
670,000		General Motors Co., Sr. Unsecd. Note, 4.00%, 4/1/2025	654,876
750,000		General Motors Financial Co., Inc., Sr. Unsecd. Note, 2.40%, 4/10/2018	750,288
900,000	[1,2]	Hyundai Capital America, Sr. Unsecd. Note, Series 144A, 2.875%, 8/9/2018	916,435
2

Principal Amount			Value
		CORPORATE BONDS—continued
		Consumer Cyclical - Automotive—continued
$1,000,000	[1,2]	RCI Banque SA, Sr. Unsecd. Note, Series 144A, 3.50%, 4/3/2018	$1,030,118
740,000	[1,2]	RCI Banque SA, Sr. Unsecd. Note, Series 144A, 4.60%, 4/12/2016	740,638
1,000,000	[1,2]	Volkswagen International Finance NV, Company Guarantee, Series 144A, 2.375%, 3/22/2017	1,006,196
		TOTAL	8,843,523
		Consumer Cyclical - Leisure—0.5%
1,000,000	[1]	Football Trust V, Pass Thru Cert., Series 144A, 5.35%, 10/5/2020	1,107,810
		Consumer Cyclical - Lodging—0.2%
450,000		Choice Hotels International, Inc., Company Guarantee, 5.70%, 8/28/2020	481,500
		Consumer Cyclical - Retailers—1.2%
210,000		AutoNation, Inc., Sr. Unsecd. Note, 3.35%, 1/15/2021	212,983
130,000		AutoNation, Inc., Sr. Unsecd. Note, 4.50%, 10/1/2025	133,537
300,000		CVS Health Corp., Sr. Unsecd. Note, 1.90%, 7/20/2018	304,591
600,000		CVS Health Corp., Sr. Unsecd. Note, 2.80%, 7/20/2020	623,574
595,000		CVS Health Corp., Sr. Unsecd. Note, 3.875%, 7/20/2025	643,591
210,000		Dollar General Corp., Sr. Unsecd. Note, 4.15%, 11/1/2025	221,150
110,000		O'Reilly Automotive, Inc., Sr. Unsecd. Note, 3.55%, 3/15/2026	113,315
450,000		Wal-Mart Stores, Inc., Sr. Unsecd. Note, 1.125%, 4/11/2018	453,573
		TOTAL	2,706,314
		Consumer Cyclical - Services—0.8%
250,000		Boston University, Series MTNA, 7.625%, 7/15/2097	323,642
350,000		Expedia, Inc., 4.50%, 8/15/2024	353,069
350,000		Expedia, Inc., Company Guarantee, 5.95%, 8/15/2020	390,841
370,000		University of Southern California, Sr. Unsecd. Note, 5.25%, 10/1/2111	442,751
280,000		Visa, Inc., Sr. Unsecd. Note, 3.15%, 12/14/2025	292,779
		TOTAL	1,803,082
		Consumer Non-Cyclical - Food/Beverage—3.8%
750,000		Anheuser-Busch InBev Finance, Inc., 2.65%, 2/1/2021	771,542
850,000		Anheuser-Busch InBev Finance, Inc., 3.65%, 2/1/2026	894,986
900,000		Coca-Cola Femsa S.A.B de C.V., Sr. Unsecd. Note, 4.625%, 2/15/2020	978,599
500,000	[1,2]	Grupo Bimbo SAB de CV, Sr. Unsecd. Note, Series 144A, 3.875%, 6/27/2024	504,352
660,000	[1,2]	Grupo Bimbo SAB de CV, Sr. Unsecd. Note, Series 144A, 4.50%, 1/25/2022	701,768
475,000	[1,2]	HJ Heinz Co., Sr. Unsecd. Note, Series 144A, 2.80%, 7/2/2020	487,162
475,000	[1,2]	HJ Heinz Co., Sr. Unsecd. Note, Series 144A, 3.95%, 7/15/2025	506,945
2,050,000	[1,2]	Kerry Group Financial Services, Sr. Unsecd. Note, Series 144A, 3.20%, 4/9/2023	2,033,239
600,000		Mead Johnson Nutrition Co., Sr. Unsecd. Note, 3.00%, 11/15/2020	617,492
500,000		PepsiCo, Inc., 2.25%, 1/7/2019	513,947
500,000		Tyson Foods, Inc., Sr. Unsecd. Note, 4.50%, 6/15/2022	548,676
		TOTAL	8,558,708
		Consumer Non-Cyclical - Health Care—1.8%
420,000		Agilent Technologies, Inc., Sr. Unsecd. Note, 3.20%, 10/1/2022	426,080
940,000		Agilent Technologies, Inc., Sr. Unsecd. Note, 3.875%, 7/15/2023	984,418
890,000	[1,2]	Bayer US Finance LLC, Unsecd. Note, Series 144A, 2.375%, 10/8/2019	918,111
740,000		Becton Dickinson & Co., Sr. Unsecd. Note, 3.734%, 12/15/2024	789,564
340,000		Stryker Corp., Sr. Unsecd. Note, 2.00%, 3/8/2019	343,625
500,000		Zimmer Biomet Holdings, Inc., Sr. Unsecd. Note, 2.70%, 4/1/2020	507,664
130,000		Zimmer Biomet Holdings, Inc., Sr. Unsecd. Note, 3.55%, 4/1/2025	131,653
		TOTAL	4,101,115
		Consumer Non-Cyclical - Pharmaceuticals—1.3%
475,000		AbbVie, Inc., Sr. Unsecd. Note, 2.50%, 5/14/2020	484,344
300,000		AbbVie, Inc., Sr. Unsecd. Note, 3.60%, 5/14/2025	315,649
3

Principal Amount			Value
		CORPORATE BONDS—continued
		Consumer Non-Cyclical - Pharmaceuticals—continued
$180,000		Biogen Idec, Inc., Sr. Unsecd. Note, 2.90%, 9/15/2020	$185,516
500,000		Celgene Corp., Sr. Unsecd. Note, 2.875%, 8/15/2020	515,714
340,000		Celgene Corp., Sr. Unsecd. Note, 3.875%, 8/15/2025	358,161
300,000		Dentsply International, Inc., Sr. Unsecd. Note, 2.75%, 8/15/2016	301,684
330,000		Gilead Sciences, Inc., Sr. Unsecd. Note, 3.50%, 2/1/2025	349,544
420,000		Gilead Sciences, Inc., Sr. Unsecd. Note, 3.65%, 3/1/2026	447,542
		TOTAL	2,958,154
		Consumer Non-Cyclical - Products—0.3%
250,000		Newell Rubbermaid, Inc., Sr. Unsecd. Note, 3.15%, 4/1/2021	257,211
300,000		Newell Rubbermaid, Inc., Sr. Unsecd. Note, 4.20%, 4/1/2026	314,397
		TOTAL	571,608
		Consumer Non-Cyclical - Supermarkets—0.4%
610,000		Kroger Co., Bond, 6.90%, 4/15/2038	806,548
		Consumer Non-Cyclical - Tobacco—0.4%
290,000	[1,2]	BAT International Finance PLC, Sr. Unsecd. Note, Series 144A, 3.95%, 6/15/2025	317,959
100,000		Reynolds American, Inc., Sr. Unsecd. Note, 4.45%, 6/12/2025	110,276
360,000		Reynolds American, Inc., Sr. Unsecd. Note, 7.00%, 8/4/2041	427,450
		TOTAL	855,685
		Energy - Independent—0.5%
600,000		Anadarko Petroleum Corp., Sr. Unsecd. Note, 3.45%, 7/15/2024	535,466
232,000		Apache Corp., Sr. Unsecd. Note, 3.25%, 4/15/2022	224,417
475,000		Marathon Oil Corp., Sr. Unsecd. Note, 3.85%, 6/1/2025	386,861
		TOTAL	1,146,744
		Energy - Integrated—2.2%
500,000		BP Capital Markets PLC, 1.375%, 5/10/2018	497,272
1,000,000		BP Capital Markets PLC, Sr. Unsecd. Note, 3.994%, 9/26/2023	1,058,140
530,000	[1,2]	CNPC Hong Kong Overseas Capital Ltd., Company Guarantee, Series 144A, 5.95%, 4/28/2041	657,636
585,000		Husky Energy, Inc., 4.00%, 4/15/2024	554,589
1,250,000		Husky Oil Ltd., Deb., 7.55%, 11/15/2016	1,265,123
800,000		Petroleos Mexicanos, Company Guarantee, 5.50%, 1/21/2021	831,500
175,000		Petroleos Mexicanos, Sr. Unsecd. Note, 4.875%, 1/18/2024	171,981
		TOTAL	5,036,241
		Energy - Midstream—2.5%
350,000	[1,2]	Columbia Pipeline Group, Inc., Sr. Unsecd. Note, Series 144A, 3.30%, 6/1/2020	348,305
200,000	[1,2]	Columbia Pipeline Group, Inc., Sr. Unsecd. Note, Series 144A, 4.50%, 6/1/2025	199,000
300,000		Energy Transfer Partners LP, Sr. Unsecd. Note, 4.05%, 3/15/2025	264,615
565,000		Energy Transfer Partners LP, Sr. Unsecd. Note, 4.90%, 2/1/2024	514,997
460,000		Enterprise Products Operating LLC, 3.90%, 2/15/2024	465,888
280,000	[1,2]	Florida Gas Transmission Co. LLC, Sr. Unsecd. Note, Series 144A, 5.45%, 7/15/2020	300,690
1,600,000		Kinder Morgan Energy Partners LP, Sr. Unsecd. Note, 5.30%, 9/15/2020	1,669,099
540,000	[1,2]	Texas Eastern Transmission LP, Sr. Unsecd. Note, Series 144A, 2.80%, 10/15/2022	513,629
610,000		Williams Partners LP, 5.25%, 3/15/2020	585,275
360,000		Williams Partners LP, Sr. Unsecd. Note, 3.90%, 1/15/2025	291,705
380,000		Williams Partners LP, Sr. Unsecd. Note, 4.125%, 11/15/2020	345,628
		TOTAL	5,498,831
		Energy - Oil Field Services—0.9%
450,000		Noble Holding International Ltd., Company Guarantee, 4.90%, 8/1/2020	334,945
300,000	[1,2]	Schlumberger Holdings Corp., Sr. Unsecd. Note, Series 144A, 3.00%, 12/21/2020	304,476
300,000	[1,2]	Schlumberger Holdings Corp., Sr. Unsecd. Note, Series 144A, 4.00%, 12/21/2025	310,233
4

Principal Amount			Value
		CORPORATE BONDS—continued
		Energy - Oil Field Services—continued
$1,000,000		Weatherford International Ltd., 6.00%, 3/15/2018	$970,000
		TOTAL	1,919,654
		Energy - Refining—0.6%
275,000		Marathon Petroleum Corp., Sr. Unsecd. Note, 3.625%, 9/15/2024	252,016
225,000		Phillips 66, Sr. Unsecd. Note, 4.875%, 11/15/2044	226,332
215,000		Valero Energy Corp., 7.50%, 4/15/2032	247,133
635,000		Valero Energy Corp., Sr. Unsecd. Note, 6.625%, 6/15/2037	690,930
		TOTAL	1,416,411
		Financial Institution - Banking—21.6%
750,000		American Express Credit Corp., Series MTN, 1.55%, 9/22/2017	752,620
600,000		American Express Credit Corp., Sr. Unsecd. Note, Series F, 2.60%, 9/14/2020	615,187
450,000		Associated Banc-Corp., Sub., 4.25%, 1/15/2025	458,453
500,000		BB&T Corp., Sr. Unsecd. Note, Series MTN, 2.25%, 2/1/2019	508,798
1,000,000		Bank of America Corp., Series L, 2.65%, 4/1/2019	1,018,478
500,000		Bank of America Corp., Series MTN, 3.875%, 8/1/2025	521,227
825,000		Bank of America Corp., Sr. Unsecd. Note, 5.75%, 12/1/2017	877,097
975,000		Bank of America Corp., Sr. Unsecd. Note, Series MTN, 1.70%, 8/25/2017	976,730
2,000,000		Bank of America Corp., Sr. Unsecd. Note, Series MTN, 5.00%, 5/13/2021	2,222,210
700,000		Bank of America Corp., Sub. Note, Series L, 3.95%, 4/21/2025	698,496
600,000		Bank of Montreal, Sr. Unsecd. Note, Series MTN, 1.45%, 4/9/2018	599,449
700,000		Bank of New York Mellon Corp., Sr. Unsecd. Note, Series MTN, 2.30%, 9/11/2019	717,930
550,000		Bank of New York Mellon Corp., Sr. Unsecd. Note, Series MTN, 3.25%, 9/11/2024	567,426
500,000		Branch Banking & Trust Co., Sub. Note, 3.80%, 10/30/2026	531,928
700,000		Capital One Bank, Sr. Unsecd. Note, 2.40%, 9/5/2019	698,768
620,000		Capital One Bank, Sr. Unsecd. Note, Series BKNT, 2.15%, 11/21/2018	620,015
190,000		Capital One Financial Corp., Sr. Sub., 4.20%, 10/29/2025	192,836
340,000		Capital One Financial Corp., Sr. Unsecd. Note, 2.45%, 4/24/2019	343,942
1,000,000		Citigroup, Inc., Sr. Note, 5.375%, 8/9/2020	1,120,913
500,000		Citigroup, Inc., Sr. Unsecd. Note, 3.70%, 1/12/2026	514,397
150,000		Citigroup, Inc., Sr. Unsecd. Note, 4.50%, 1/14/2022	164,508
500,000		Citigroup, Inc., Sub. Note, 4.40%, 6/10/2025	511,033
910,000	[1,2]	Citizens Financial Group, Inc., Sub. Note, Series 144A, 4.15%, 9/28/2022	945,702
480,000		City National Corp., Sr. Unsecd. Note, 5.25%, 9/15/2020	539,031
1,000,000		Comerica Bank, Sub. Note, 5.20%, 8/22/2017	1,040,241
400,000		Compass Bank, Birmingham, Sr. Unsecd. Note, Series BKNT, 2.75%, 9/29/2019	398,736
500,000		Compass Bank, Birmingham, Sub. Note, Series BKNT, 3.875%, 4/10/2025	470,032
445,000		Fifth Third Bancorp, Sr. Unsecd. Note, 2.875%, 7/27/2020	452,316
1,000,000		Fifth Third Bancorp, Sub., 5.45%, 1/15/2017	1,026,981
1,000,000		Goldman Sachs Group, Inc., 2.60%, 4/23/2020	1,009,556
1,000,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 3.50%, 1/23/2025	1,011,607
500,000		Goldman Sachs Group, Inc., Sub. Note, 4.25%, 10/21/2025	509,233
1,840,000		HSBC USA, Inc., Sr. Unsecd. Note, 1.625%, 1/16/2018	1,836,938
250,000		Huntington National Bank, Sr. Unsecd. Note, 1.70%, 2/26/2018	248,215
600,000		Huntington National Bank, Sr. Unsecd. Note, 2.20%, 4/1/2019	599,491
250,000		JPMorgan Chase & Co., Sr. Unsecd. Note, 2.35%, 1/28/2019	254,758
500,000		JPMorgan Chase & Co., Sr. Unsecd. Note, 4.25%, 10/15/2020	541,796
1,000,000		JPMorgan Chase & Co., Sr. Unsecd. Note, 4.50%, 1/24/2022	1,104,964
2,000,000		JPMorgan Chase & Co., Sub. Note, 3.375%, 5/1/2023	2,012,134
500,000		JPMorgan Chase & Co., Sub., 3.875%, 9/10/2024	513,121
260,000		MUFG Americas Holdings Corp., Sr. Unsecd. Note, 3.00%, 2/10/2025	254,442
5

Principal Amount			Value
		CORPORATE BONDS—continued
		Financial Institution - Banking—continued
$410,000		MUFG Union Bank, N.A., Sr. Unsecd. Note, 2.25%, 5/6/2019	$412,691
250,000		MUFG Union Bank, N.A., Sr. Unsecd. Note, 2.625%, 9/26/2018	254,587
2,440,000		Manufacturers & Traders Trust Co., Sub. Note, Series BKNT, 5.629%, 12/1/2021	2,397,300
350,000		Morgan Stanley, Sr. Unsecd. Note, 4.75%, 3/22/2017	361,589
970,000		Morgan Stanley, Sr. Unsecd. Note, 5.75%, 1/25/2021	1,111,927
500,000		Morgan Stanley, Sr. Unsecd. Note, Series GMTN, 5.50%, 7/24/2020	562,913
2,010,000		Morgan Stanley, Sr. Unsecd. Note, Series GMTN, 6.625%, 4/1/2018	2,197,286
250,000		Morgan Stanley, Sub. Note, 5.00%, 11/24/2025	271,194
1,000,000		Morgan Stanley, Sub. Note, Series MTN, 4.10%, 5/22/2023	1,033,195
2,110,000		Murray Street Investment Trust I, Sr. Unsecd. Note, 4.647%, 3/9/2017	2,174,665
400,000		PNC Funding Corp., Sub. Note, 5.625%, 2/1/2017	413,820
1,500,000	[1,2]	PNC Preferred Funding LLC, Jr. Sub. Note, Series 144A, 2.284%, 3/29/2049	1,258,125
390,000		Regions Financial Corp., Sr. Unsecd. Note, 3.20%, 2/8/2021	393,846
700,000		State Street Corp., Sr. Unsecd. Note, 3.30%, 12/16/2024	729,318
530,000		SunTrust Banks, Inc., Sr. Unsecd. Note, 2.50%, 5/1/2019	535,499
500,000		Wells Fargo & Co., Series MTN, 3.50%, 3/8/2022	532,352
250,000		Wells Fargo & Co., Sr. Unsecd. Note, 2.50%, 3/4/2021	253,454
1,175,000		Westpac Banking Corp., Sr. Unsecd. Note, 4.875%, 11/19/2019	1,297,706
1,900,000		Wilmington Trust Corp., Sub. Note, 8.50%, 4/2/2018	2,136,480
		TOTAL	48,329,682
		Financial Institution - Broker/Asset Mgr/Exchange—2.2%
170,000	[1,2]	Cantor Fitzgerald LP, Bond, Series 144A, 7.875%, 10/15/2019	188,530
370,000		Eaton Vance Corp., Sr. Unsecd. Note, 3.625%, 6/15/2023	387,355
96,000		Eaton Vance Corp., Sr. Unsecd. Note, 6.50%, 10/2/2017	102,529
350,000		Franklin Resources, Inc., Sr. Unsecd. Note, 4.625%, 5/20/2020	384,902
220,000		Invesco Finance PLC, Sr. Unsecd. Note, 3.75%, 1/15/2026	229,645
400,000		Jefferies Group LLC, Sr. Unsecd. Note, 6.50%, 1/20/2043	357,491
835,000		Jefferies Group LLC, Sr. Unsecd. Note, 6.875%, 4/15/2021	941,489
90,000		Raymond James Financial, Inc., Sr. Unsecd. Note, 4.25%, 4/15/2016	90,085
193,000		Raymond James Financial, Inc., Sr. Unsecd. Note, 5.625%, 4/1/2024	214,238
240,000		Raymond James Financial, Inc., Sr. Unsecd. Note, 8.60%, 8/15/2019	288,000
640,000		Stifel Financial Corp., 4.25%, 7/18/2024	634,828
190,000		Stifel Financial Corp., Sr. Unsecd. Note, 3.50%, 12/1/2020	190,209
500,000		TD Ameritrade Holding Corp., Sr. Unsecd. Note, 3.625%, 4/1/2025	524,259
450,000	[1,2]	TIAA Asset Management Finance Co. LLC, Sr. Unsecd. Note, Series 144A, 2.95%, 11/1/2019	457,228
		TOTAL	4,990,788
		Financial Institution - Finance Companies—3.5%
1,560,000		Discover Bank, Sr. Unsecd. Note, 2.00%, 2/21/2018	1,552,785
463,000		Discover Bank, Sub., Series BKNT, 8.70%, 11/18/2019	539,839
487,000		Discover Financial Services, Sr. Unsecd. Note, 3.85%, 11/21/2022	483,138
1,216,000	[1,2]	GE Capital International Funding Co., Sr. Unsecd. Note, Series 144A, 2.342%, 11/15/2020	1,247,639
430,000		General Electric Capital Corp., Sr. Unsecd. Note, Series GMTN, 4.625%, 1/7/2021	486,734
1,300,000		HSBC Finance Corp., Sr. Sub. Note, 6.676%, 1/15/2021	1,495,573
1,000,000	[1,2]	Lukoil International Finance BV, Series 144A, 6.356%, 6/7/2017	1,044,600
960,000	[1,2]	Macquarie Group Ltd., Sr. Unsecd. Note, Series 144A, 6.00%, 1/14/2020	1,059,417
		TOTAL	7,909,725
		Financial Institution - Insurance - Health—0.3%
250,000		UnitedHealth Group, Inc., Sr. Unsecd. Note, 2.70%, 7/15/2020	259,959
405,000		UnitedHealth Group, Inc., Sr. Unsecd. Note, 3.75%, 7/15/2025	437,092
		TOTAL	697,051
6

Principal Amount			Value
		CORPORATE BONDS—continued
		Financial Institution - Insurance - Life—4.1%
$580,000		Aflac, Inc., Sr. Unsecd. Note, 6.90%, 12/17/2039	$761,595
800,000		American International Group, Inc., Sr. Unsecd. Note, 4.125%, 2/15/2024	835,322
500,000		Lincoln National Corp., Sr. Secd. Note, 8.75%, 7/1/2019	598,062
290,000		Lincoln National Corp., Sr. Unsecd. Note, 4.20%, 3/15/2022	305,183
1,270,000	[1,2]	Massachusetts Mutual Life Insurance Co., Sub. Note, Series 144A, 8.875%, 6/1/2039	1,844,774
1,300,000		MetLife, Inc., Sr. Unsecd. Note, 4.75%, 2/8/2021	1,446,156
500,000	[1,2]	New York Life Global Funding, Series 144A, 1.45%, 12/15/2017	500,834
350,000	[1,2]	Penn Mutual Life Insurance Co., Sr. Note, Series 144A, 7.625%, 6/15/2040	480,658
310,000		Principal Financial Group, Inc., Sr. Unsecd. Note, 3.30%, 9/15/2022	315,365
235,000	[1,2]	Principal Life Global Funding II, Series 144A, 2.20%, 4/8/2020	236,666
400,000		Prudential Financial, Inc., Sr. Unsecd. Note, Series MTN, 4.60%, 5/15/2044	401,713
1,000,000		Prudential Financial, Inc., Sr. Unsecd. Note, Series MTN, 6.10%, 6/15/2017	1,051,126
250,000	[1]	Union Central Life Insurance Co., Note, Series 144A, 8.20%, 11/1/2026	309,576
		TOTAL	9,087,030
		Financial Institution - Insurance - P&C—2.1%
250,000		ACE INA Holdings, Inc., 2.30%, 11/3/2020	254,432
200,000		ACE INA Holdings, Inc., 3.35%, 5/3/2026	209,023
300,000		ACE INA Holdings, Inc., Sr. Unsecd. Note, 3.35%, 5/15/2024	314,700
200,000		Berkshire Hathaway, Inc., Sr. Unsecd. Note, 2.20%, 3/15/2021	204,301
680,000		CNA Financial Corp., Sr. Unsecd. Note, 5.875%, 8/15/2020	760,003
500,000	[1,2]	Liberty Mutual Group, Inc., Series 144A, 4.85%, 8/1/2044	480,202
1,000,000	[1,2]	Nationwide Mutual Insurance Co., Sub. Note, Series 144A, 9.375%, 8/15/2039	1,483,232
1,050,000	[1,2]	ZFS Finance USA Trust II, Jr. Sub. Note, Series 144A, 6.45%, 12/15/2065	1,053,150
		TOTAL	4,759,043
		Financial Institution - REIT - Apartment—0.7%
650,000		Mid-America Apartment Communities LP, Sr. Unsecd. Note, 3.75%, 6/15/2024	660,993
550,000		Post Apartment Homes LP, Sr. Unsecd. Note, 3.375%, 12/1/2022	549,614
300,000		UDR, Inc., Company Guarantee, 4.625%, 1/10/2022	325,138
		TOTAL	1,535,745
		Financial Institution - REIT - Healthcare—0.7%
960,000		Health Care REIT, Inc., Sr. Unsecd. Note, 6.125%, 4/15/2020	1,086,475
500,000		Healthcare Trust of America, 3.70%, 4/15/2023	493,044
		TOTAL	1,579,519
		Financial Institution - REIT - Office—1.2%
500,000		Alexandria Real Estate Equities, Inc., 2.75%, 1/15/2020	499,704
450,000		Alexandria Real Estate Equities, Inc., Sr. Unsecd. Note, 4.60%, 4/1/2022	485,725
680,000		Boston Properties LP, Sr. Unsecd. Note, 3.80%, 2/1/2024	713,993
200,000		Boston Properties LP, Sr. Unsecd. Note, 5.875%, 10/15/2019	223,915
700,000		HRPT Properties Trust, Sr. Unsecd. Note, 6.25%, 6/15/2017	718,390
		TOTAL	2,641,727
		Financial Institution - REIT - Other—1.0%
695,000		Host Hotels & Resorts LP, Sr. Unsecd. Note, Series E, 4.00%, 6/15/2025	678,471
750,000		ProLogis LP, Sr. Unsecd. Note, 3.35%, 2/1/2021	782,455
300,000		ProLogis LP, Sr. Unsecd. Note, 4.25%, 8/15/2023	325,512
450,000		WP Carey, Inc., Sr. Unsecd. Note, 4.60%, 4/1/2024	458,670
		TOTAL	2,245,108
		Financial Institution - REIT - Retail—1.1%
890,000		Equity One, Inc., Bond, 6.00%, 9/15/2017	936,439
450,000		Equity One, Inc., Sr. Unsecd. Note, 3.75%, 11/15/2022	452,055
100,000		Kimco Realty Corp., Sr. Unsecd. Note, 3.40%, 11/1/2022	102,132
7

Principal Amount			Value
		CORPORATE BONDS—continued
		Financial Institution - REIT - Retail—continued
$921,000		Regency Centers LP, Company Guarantee, 4.80%, 4/15/2021	$1,000,980
		TOTAL	2,491,606
		Municipal Services—1.3%
890,830	[1,2]	Army Hawaii Family Housing, Series 144A, 5.524%, 6/15/2050	961,669
1,775,000	[1,2]	Camp Pendleton & Quantico Housing LLC, Series 144A, 5.572%, 10/1/2050	1,959,103
		TOTAL	2,920,772
		Sovereign—0.5%
320,000		Corp Andina De Fomento, Sr. Unsecd. Note, 4.375%, 6/15/2022	352,371
510,000		Inter-American Development Bank, Series MTN, 6.75%, 7/15/2027	718,462
		TOTAL	1,070,833
		Technology—5.0%
500,000		Adobe Systems, Inc., Sr. Unsecd. Note, 3.25%, 2/1/2025	517,616
400,000		Apple, Inc., Sr. Unsecd. Note, 1.00%, 5/3/2018	400,999
250,000		Apple, Inc., Sr. Unsecd. Note, 2.40%, 5/3/2023	251,858
400,000		Apple, Inc., Sr. Unsecd. Note, 3.20%, 5/13/2025	419,750
125,000		Apple, Inc., Sr. Unsecd. Note, 4.45%, 5/6/2044	132,712
600,000		Autodesk, Inc., Sr. Unsecd. Note, 3.125%, 6/15/2020	609,376
340,000		Automatic Data Processing, Inc., 3.375%, 9/15/2025	364,083
1,200,000		BMC Software, Inc., 7.25%, 6/1/2018	1,074,000
430,000		Corning, Inc., Unsecd. Note, 4.75%, 3/15/2042	421,389
915,000		Fidelity National Information Services, Inc., Sr. Unsecd. Note, 3.50%, 4/15/2023	914,842
305,000		Fidelity National Information Services, Inc., Sr. Unsecd. Note, 3.875%, 6/5/2024	305,902
130,000		Flextronics International Ltd., Sr. Unsecd. Note, 4.75%, 6/15/2025	128,050
300,000	[1,2]	Hewlett Packard Enterprise Co., Sr. Unsecd. Note, Series 144A, 2.85%, 10/5/2018	305,270
300,000	[1,2]	Hewlett Packard Enterprise Co., Sr. Unsecd. Note, Series 144A, 4.90%, 10/15/2025	309,594
670,000		Ingram Micro, Inc., Sr. Unsecd. Note, 5.00%, 8/10/2022	664,584
250,000		Intel Corp., Sr. Unsecd. Note, 2.45%, 7/29/2020	258,965
500,000		Intel Corp., Sr. Unsecd. Note, 3.70%, 7/29/2025	548,543
460,000		Keysight Technologies, Inc., 4.55%, 10/30/2024	449,195
300,000	[1,2]	Molex Electronics Technologies LLC, Sr. Unsecd. Note, Series 144A, 2.878%, 4/15/2020	299,707
190,000	[1,2]	Molex Electronics Technologies LLC, Unsecd. Note, Series 144A, 3.90%, 4/15/2025	184,976
250,000		Oracle Corp., Sr. Unsecd. Note, 2.80%, 7/8/2021	262,036
750,000		Oracle Corp., Sr. Unsecd. Note, 3.40%, 7/8/2024	798,994
285,000		SAIC, Inc., Company Guarantee, 5.95%, 12/1/2040	277,331
350,000		Total System Services, Inc., Sr. Unsecd. Note, 3.80%, 4/1/2021	360,507
195,000		Verisk Analytics, Inc., Sr. Unsecd. Note, 4.125%, 9/12/2022	202,589
670,000		Verisk Analytics, Inc., Sr. Unsecd. Note, 4.875%, 1/15/2019	707,145
		TOTAL	11,170,013
		Transportation - Airlines—0.1%
141,118		Continental Airlines, Inc., Equip. Trust, Series 991A, 6.545%, 2/2/2019	149,324
		Transportation - Railroads—1.1%
64,138		Burlington Northern Santa Fe Corp., Pass Thru Cert., Series 99-2, 7.57%, 1/2/2021	71,097
1,100,000		Burlington Northern Santa Fe Corp., Sr. Unsecd. Note, 3.45%, 9/15/2021	1,177,390
1,250,000	[1,2]	Kansas City Southern Industries, Inc., Sr. Unsecd. Note, Series 144A, 3.00%, 5/15/2023	1,215,890
		TOTAL	2,464,377
		Transportation - Services—1.7%
995,000	[1,2]	Enterprise Rent-A-Car USA Finance Co., Series 144A, 6.375%, 10/15/2017	1,063,427
530,000	[1,2]	Enterprise Rent-A-Car USA Finance Co., Sr. Unsecd. Note, Series 144A, 5.625%, 3/15/2042	598,811
720,000	[1,2]	Penske Truck Leasing Co. LP & PTL Finance Corp., Series 144A, 3.75%, 5/11/2017	733,987
500,000	[1,2]	Penske Truck Leasing Co. LP & PTL Finance Corp., Sr. Unsecd. Note, Series 144A, 3.375%, 2/1/2022	497,334
8

Principal Amount			Value
		CORPORATE BONDS—continued
		Transportation - Services—continued
$425,000		Ryder System, Inc., Sr. Unsecd. Note, Series MTN, 2.45%, 11/15/2018	$429,180
150,000		Ryder System, Inc., Sr. Unsecd. Note, Series MTN, 3.45%, 11/15/2021	153,197
375,000		Ryder System, Inc., Sr. Unsecd. Note, Series MTN, 3.50%, 6/1/2017	382,105
		TOTAL	3,858,041
		Utility - Electric—5.0%
310,000	[1,2]	AEP Texas Central Co., Sr. Unsecd. Note, Series 144A, 3.85%, 10/1/2025	325,952
420,000		Ameren Corp., Sr. Unsecd. Note, 2.70%, 11/15/2020	426,526
880,000		American Electric Power Co., Inc., Sr. Unsecd. Note, Series F, 2.95%, 12/15/2022	892,959
1,000,000		Berkshire Hathaway Energy Co., 3.50%, 2/1/2025	1,058,002
1,126,156		Bruce Mansfield Unit 1 2, Pass Thru Cert., 6.85%, 6/1/2034	1,063,531
1,000,000	[1,2]	Electricite de France SA, Jr. Sub. Note, Series 144A, 5.625%, 12/29/2049	918,750
550,000		Exelon Generation Co. LLC, Sr. Unsecd. Note, 4.25%, 6/15/2022	577,592
500,000		Exelon Generation Co. LLC, Sr. Unsecd. Note, 5.75%, 10/1/2041	490,542
220,000		FirstEnergy Solutions Corp., Company Guarantee, 6.05%, 8/15/2021	235,785
235,000		Great Plains Energy, Inc., Note, 4.85%, 6/1/2021	256,188
438,098	[1,2]	Great River Energy, 1st Mtg. Note, Series 144A, 5.829%, 7/1/2017	446,592
900,000		NextEra Energy Capital Holdings, Inc., Sr. Unsecd. Note, 2.40%, 9/15/2019	898,210
366,000		NextEra Energy Capital Holdings, Inc., Sr. Unsecd. Note, 2.70%, 9/15/2019	370,358
500,000		Northeast Utilities, Sr. Unsecd. Note, 1.60%, 1/15/2018	497,789
590,000		PPL Capital Funding, Inc., Sr. Unsecd. Note, 4.20%, 6/15/2022	636,952
425,000		PSEG Power LLC, Sr. Unsecd. Note, 4.15%, 9/15/2021	445,045
230,000		TECO Finance, Inc., Company Guarantee, 5.15%, 3/15/2020	250,391
800,000		UIL Holdings Corp., Sr. Unsecd. Note, 4.625%, 10/1/2020	849,504
65,410		Waterford 3 Funding Corp., 8.09%, 1/2/2017	65,356
450,000		Wisconsin Energy Corp., Sr. Unsecd. Note, 3.55%, 6/15/2025	468,592
		TOTAL	11,174,616
		Utility - Natural Gas—1.3%
1,000,000		Enbridge Energy Partners LP, Sr. Unsecd. Note, 4.20%, 9/15/2021	950,799
1,600,000		National Fuel Gas Co., Sr. Unsecd. Note, 3.75%, 3/1/2023	1,425,029
200,000		Sempra Energy, Sr. Unsecd. Note, 3.55%, 6/15/2024	203,392
300,000	[1,2]	Southeast Supply Header LLC, Sr. Unsecd. Note, Series 144A, 4.25%, 6/15/2024	280,170
		TOTAL	2,859,390
		TOTAL CORPORATE BONDS (IDENTIFIED COST $208,096,506)	213,618,018
		MORTGAGE-BACKED SECURITIES—0.1%
		Federal Home Loan Mortgage Corporation—0.0%
1,382		Federal Home Loan Mortgage Corp., Pool C01051, 8.00%, 9/1/2030	1,692
		Federal National Mortgage Association—0.0%
71		Federal National Mortgage Association, Pool 50276, 9.50%, 2/1/2020	79
		Government National Mortgage Association—0.1%
3,323		Government National Mortgage Association, Pool 1512, 7.50%, 12/20/2023	3,852
4,320		Government National Mortgage Association, Pool 2630, 6.50%, 8/20/2028	5,066
5,583		Government National Mortgage Association, Pool 2631, 7.00%, 8/20/2028	6,672
8,509		Government National Mortgage Association, Pool 2658, 6.50%, 10/20/2028	9,989
12,219		Government National Mortgage Association, Pool 2701, 6.50%, 1/20/2029	14,343
8,780		Government National Mortgage Association, Pool 2796, 7.00%, 8/20/2029	10,527
2,290		Government National Mortgage Association, Pool 3039, 6.50%, 2/20/2031	2,706
5,414		Government National Mortgage Association, Pool 3040, 7.00%, 2/20/2031	6,521
18,318		Government National Mortgage Association, Pool 3188, 6.50%, 1/20/2032	21,757
15,111		Government National Mortgage Association, Pool 3239, 6.50%, 5/20/2032	17,899
9

Principal Amount			Value
		MORTGAGE-BACKED SECURITIES—continued
		Government National Mortgage Association—continued
$30,207		Government National Mortgage Association, Pool 3261, 6.50%, 7/20/2032	$35,804
753		Government National Mortgage Association, Pool 276337, 10.00%, 8/15/2019	835
1,486		Government National Mortgage Association, Pool 493514, 8.00%, 9/15/2030	1,747
5,575		Government National Mortgage Association, Pool 516688, 8.00%, 8/15/2029	6,930
		TOTAL	144,648
		TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $123,471)	146,419
		MUNICIPAL BOND—0.1%
		Municipal Services—0.1%
410,000		Chicago, IL, Taxable Project and Refunding Series 2012B GO Bonds, 5.432%, 1/1/2042 (IDENTIFIED COST $410,000)	334,310
		FOREIGN GOVERNMENTS/AGENCIES—0.5%
		Sovereign—0.5%
225,000		Colombia, Government of, Sr. Unsecd. Note, 4.375%, 7/12/2021	234,563
900,000	[1,2]	Qatar, Government of, Series 144A, 5.25%, 1/20/2020	1,001,250
		TOTAL FOREIGN GOVERNMENTS/AGENCIES (IDENTIFIED COST $1,123,523)	1,235,813
		COLLATERALIZED MORTGAGE OBLIGATION—0.2%
		Commercial Mortgage—0.2%
462,876		TIAA Seasoned Commercial Mortgage Trust 2007-C4, Class AJ, 5.528%, 8/15/2039 (IDENTIFIED COST $459,271)	465,446
		U.S. TREASURIES—0.9%
		U.S. Treasury Notes—0.9%
1,800,000		United States Treasury Note, 1.375%, 1/31/2021	1,813,621
250,000		United States Treasury Note, 2.250%, 11/15/2025	260,318
		TOTAL U.S. TREASURIES (IDENTIFIED COST $2,061,194)	2,073,939
		REPURCHASE AGREEMENT—1.9%
4,205,000		Interest in $550,000,000 joint repurchase agreement 0.31%, dated 3/31/2016 under which Bank of America, N.A. will repurchase securities provided as collateral for $550,004,736 on 4/1/2016. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities maturing on 2/25/2044 and the market value of those underlying securities was $566,504,878. (AT COST)	4,205,000
		TOTAL INVESTMENTS—99.2% (IDENTIFIED COST $216,478,965)[3]	222,078,945
		OTHER ASSETS AND LIABILITIES—NET-0.8%[4]	1,695,258
		TOTAL NET ASSETS—100%	$223,774,203
At March 31, 2016, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
5U.S. Treasury Note 10-Year Long Futures	195	$25,426,172	June 2016	$1,657
5U.S. Treasury Long Bond Short Futures	67	$11,017,313	June 2016	$56,472
5U.S. Treasury Ultra Bond Short Futures	38	$6,556,188	June 2016	$18,907
5U.S. Treasury Note 2-Year Short Futures	50	$10,937,500	June 2016	$(3,238)
NET UNREALIZED APPRECIATION ON FUTURES CONTRACTS				$73,798
The average notional value of long and short futures contracts held by the Fund throughout the period was $25,118,457 and $34,450,453, respectively. This is based on the contracts held as of each month-end throughout the three-month fiscal period.
Net Unrealized Appreciation on Futures Contracts is included in “Other Assets and Liabilities—Net.”
1	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At March 31, 2016, these restricted securities amounted to $48,859,745, which represented 21.8% of total net assets.
10

2	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At March 31, 2016, these liquid restricted securities amounted to $47,442,359, which represented 21.2% of total net assets.
Additional information on restricted securities, excluding securities purchased under Rule 144A that have been deemed liquid by the Trustees, if applicable, held at March 31, 2016, is as follows:

Security	Acquisition Date	Cost	Market Value
Football Trust V, Pass Thru Cert., Series 144A, 5.35%, 10/5/2020	3/24/2010	$1,000,000	$1,107,810
Union Central Life Insurance Co., Note, Series 144A, 8.20%, 11/1/2026	5/14/1999 – 9/29/1999	$248,961	$309,576
3	At March 31, 2016, the cost of investments for federal tax purposes was $216,478,965. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized appreciation resulting from futures contracts was $5,599,980. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $8,301,170 and net unrealized depreciation from investments for those securities having an excess of cost over value of $2,701,190.
Assets, other than investments in securities, less liabilities.	4
Non-income-producing security.	5
Note: The categories of investments are shown as a percentage of total net assets at March 31, 2016.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.
Fixed-income securities and repurchase agreements acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), unless the issuer's creditworthiness is impaired or other factors indicate that amortized cost is not an accurate estimate of the investment's fair value, in which case it would be valued in the same manner as a longer-term security.	■
Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.	■
Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.	■
Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.	■
For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.	■
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, or if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a valuation committee (“Valuation Committee”) comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
11

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
■	The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of March 31, 2016, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Corporate Bonds	$—	$213,618,018	$—	$213,618,018
Mortgage-Backed Securities	—	146,419	—	146,419
Municipal Bond	—	334,310	—	334,310
Foreign Governments/Agencies	—	1,235,813	—	1,235,813
Collateralized Mortgage Obligations	—	465,446	—	465,446
U.S. Treasuries	—	2,073,939	—	2,073,939
Repurchase Agreement	—	4,205,000	—	4,205,000
TOTAL SECURITIES	$—	$222,078,945	$—	$222,078,945
OTHER FINANCIAL INSTRUMENTS[1]
Assets	$77,036	$—	$—	$77,036
Liabilities	(3,238)	—	—	(3,238)
TOTAL OTHER FINANCIAL INSTRUMENTS	$73,798	$—	$—	$73,798
1	Other financial instruments include futures contracts.
The following acronyms are used throughout this portfolio:
GO	—General Obligation
MTN	—Medium Term Note
REIT	—Real Estate Investment Trust
12
Federated Fund for U.S. Government Securities II
Portfolio of Investments
March 31, 2016 (unaudited)
Principal Amount or Shares			Value
		U.S. TREASURIES—19.6%
		U.S. Treasury Bonds—2.9%
$750,000		2.500%, 2/15/2045	$731,426
1,000,000		2.750%, 8/15/2042	1,032,793
1,200,000		2.875%, 8/15/2045	1,262,555
1,750,000		3.000%, 11/15/2044 - 11/15/2045	1,889,209
		TOTAL	4,915,983
		U.S. Treasury Notes—16.7%
2,000,000		0.875%, 7/31/2019	1,995,613
7,000,000		1.375%, 2/29/2020 - 9/30/2020	7,070,114
1,000,000		1.500%, 8/31/2018	1,017,036
1,750,000		1.625%, 7/31/2020	1,785,158
6,500,000		2.000%, 2/15/2023 - 8/15/2025	6,671,251
2,000,000		2.375%, 8/15/2024	2,107,229
1,500,000		2.750%, 2/15/2024	1,625,177
5,500,000		3.125%, 5/15/2021	6,007,031
		TOTAL	28,278,609
		TOTAL U.S. TREASURIES (IDENTIFIED COST $31,834,365)	33,194,592
		ASSET-BACKED SECURITIES—2.9%
		Auto Receivables—2.9%
1,223,000		Capital Auto Receivables Asset Trust 2015-2, Class D, 3.160%, 11/20/2020	1,202,152
1,725,000		Santander Drive Auto Receivables Trust 2014-3, Class D, 2.650%, 8/17/2020	1,710,364
2,030,000		Santander Drive Auto Receivables Trust 2015-2, Class D, 3.020%, 4/15/2021	2,016,671
		TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $4,968,998)	4,929,187
		GOVERNMENT AGENCIES—3.2%
		Federal Farm Credit System—0.8%
1,000,000		5.750%, 12/7/2028	1,333,796
		Federal Home Loan Bank System—0.9%
1,100,000		7.125%, 2/15/2030	1,670,698
		Federal Home Loan Mortgage Corporation—0.1%
72,000		6.750%, 9/15/2029	107,778
		Tennessee Valley Authority Bonds—1.4%
2,000,000		Tennessee Valley Authority, 4.650%, 6/15/2035	2,368,260
		TOTAL GOVERNMENT AGENCIES (IDENTIFIED COST $4,129,038)	5,480,532
		MORTGAGE-BACKED SECURITIES—41.0%
		Government Agency—1.0%
1,780,821	[1,2]	FDIC Trust 2013-R2, Class A, 1.250%, 3/25/2033	1,712,415
		Federal Home Loan Mortgage Corporation—16.4%
3,325,606		3.000%, 8/1/2043 - 5/1/2045	3,410,896
5,084,277		3.500%, 4/1/2042 - 9/1/2043	5,341,718
4,847,868		4.000%, 12/1/2041 - 1/1/2042	5,191,132
5,318,973		4.500%, 6/1/2019 - 4/1/2041	5,765,965
2,509,117		5.000%, 7/1/2019 - 6/1/2040	2,749,479
3,122,271		5.500%, 12/1/2020 - 3/1/2040	3,514,968
937,614		6.000%, 4/1/2017 - 7/1/2037	1,070,905
1

Principal Amount or Shares			Value
		MORTGAGE-BACKED SECURITIES—continued
		Federal Home Loan Mortgage Corporation—continued
$183,787		6.500%, 6/1/2022 - 5/1/2031	$213,273
275,761		7.000%, 12/1/2029 - 4/1/2032	330,788
50,593		7.500%, 12/1/2030 - 1/1/2031	61,150
8,313		8.500%, 5/1/2030	10,354
3,135		9.000%, 2/1/2025 - 5/1/2025	3,751
		TOTAL	27,664,379
		Federal National Mortgage Association—14.1%
6,437,946		3.500%, 8/1/2042 - 9/1/2042	6,787,005
5,194,366		4.000%, 2/1/2041 - 4/1/2042	5,568,887
6,119,735		4.500%, 12/1/2019 - 2/1/2042	6,670,117
1,372,947		5.000%, 7/1/2034 - 7/1/2040	1,522,567
1,018,217		5.500%, 11/1/2021 - 4/1/2036	1,143,242
1,386,278		6.000%, 4/1/2016 - 3/1/2038	1,579,506
153,384		6.500%, 6/1/2029 - 11/1/2035	179,268
254,479		7.000%, 2/1/2024 - 4/1/2032	304,993
11,695		7.500%, 8/1/2028 - 2/1/2030	14,038
11,682		8.000%, 7/1/2030	14,430
		TOTAL	23,784,053
		Government National Mortgage Association—9.5%
1,931,481		3.000%, 7/20/2045	2,003,912
5,703,505		3.500%, 6/15/2042	6,032,863
4,091,624		4.500%, 6/20/2039 - 8/20/2040	4,454,117
714,428		5.000%, 7/15/2034	794,251
1,817,275		6.000%, 4/15/2032 - 7/20/2038	2,100,138
583,629		6.500%, 12/15/2023 - 5/15/2032	689,680
12,355		7.500%, 10/15/2029 - 3/20/2030	15,048
2,432		8.000%, 4/15/2030	2,985
		TOTAL	16,092,994
		TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $65,403,728)	69,253,841
		COLLATERALIZED MORTGAGE OBLIGATIONS—6.3%
		Non-Agency Mortgage-Backed Securities—6.3%
863,275		Countrywide Alternative Loan Trust 2003-J3, Class 1A3, 5.250%, 11/25/2033	867,174
705,829		Countrywide Home Loans 2007-14, Class A18, 6.000%, 9/25/2037	644,920
222,144		Credit Suisse Mortgage Trust 2007-4, Class 4A2, 5.500%, 6/25/2037	176,548
504,341	[1,2]	Credit Suisse Mortgage Trust 2012-CIM2, Class A1, 3.000%, 6/25/2042	503,392
2,053,020	[1,2]	Credit Suisse Mortgage Trust 2013-IVR3, Class A2, 3.000%, 5/25/2043	2,067,181
670,771	[1,2]	Credit Suisse Mortgage Trust 2014-WIN2, Class A2, 3.500%, 10/25/2044	693,812
1,364,808	[1,2]	Credit Suisse Mortgage Trust 2015-WIN1, Class A6, 3.500%, 12/25/2044	1,408,405
196,519		First Horizon Alternative Mortgage Securities 2005-FA7, Class 2A1, 5.000%, 9/25/2020	191,755
457,867		Sequoia Mortgage Trust 2012-1, Class 2A1, 3.474%, 1/25/2042	466,342
898,210	[1,2]	Sequoia Mortgage Trust 2014-1, Class 2A5, 4.000%, 4/25/2044	924,710
1,905,170	[1,2]	Sequoia Mortgage Trust 2014-4, Class A5, 3.500%, 11/25/2044	1,967,170
962,201		Structured Asset Securities Corp. 2005-17, Class 5A1, 5.500%, 10/25/2035	781,574
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $10,871,321)	10,692,983
		COMMERCIAL MORTGAGE-BACKED SECURITIES—25.7%
		Agency Commercial Mortgage-Backed Securities—20.6%
1,783,808		FHLMC REMIC K010 A1, 3.320%, 7/25/2020	1,833,240
1,875,000		FHLMC REMIC K049 A2, 3.010%, 7/25/2025	1,980,933
2

Principal Amount or Shares			Value
		COMMERCIAL MORTGAGE-BACKED SECURITIES—continued
		Agency Commercial Mortgage-Backed Securities—continued
$2,676,286		FHLMC REMIC K050 A1, 2.802%, 1/25/2025	$2,809,629
1,800,000		FHLMC REMIC K504 A2, 2.724%, 9/25/2020	1,871,146
4,000,000		FHLMC REMIC K703 A2, 2.699%, 5/25/2018	4,114,804
1,998,776		FHLMC REMIC K704 A2, 2.412%, 8/25/2018	2,048,120
2,525,521		FHLMC REMIC K720 A1, 2.316%, 11/25/2021	2,597,011
1,483,097		FHLMC REMIC K721 A1, 2.610%, 1/25/2022	1,538,190
5,864,425		FNMA REMIC 2011-M7 A2, 2.578%, 9/25/2018	6,007,436
2,912,000	[1,2]	FREMF Mortgage Trust 2011-K701, 4.436%, 7/25/2048	2,974,526
1,840,000	[1,2]	FREMF Mortgage Trust 2012-K20, 3.869%, 5/25/2045	1,880,235
2,750,000	[1,2]	FREMF Mortgage Trust 2013-K502, 2.834%, 3/25/2045	2,765,339
1,410,000	[1,2]	FREMF Mortgage Trust 2014-K717, 3.630%, 11/25/2047	1,409,577
1,080,000	[1,2]	FREMF Mortgage Trust 2015-K49, 3.848%, 10/25/2048	905,052
		TOTAL	34,735,238
		Non-Agency Commercial Mortgage-Backed Securities—5.1%
1,750,000		Commercial Mortgage Trust 2012-LC4, Class A3, 3.069%, 12/10/2044	1,789,728
2,649,358		Commercial Mortgage Pass-Through Certificates 2012-LC4, Class A2, 2.256%, 12/10/2044	2,658,985
1,604,186	[1,2]	DBUBS Mortgage Trust 2011-LC2A, Class A2, 3.386%, 7/10/2044	1,606,743
2,175,000		Deutsche Bank Commercial Mortgage Trust 2016-C1, Class A2, 2.691%, 5/10/2049	2,240,221
93,145	[1,2]	JP Morgan Chase Commercial Mortgage Securities 2010-C2, Class A1, 2.749%, 11/15/2043	93,564
248,427	[1,2]	WF-RBS Commercial Mortgage Trust 2011-C3, Class A2, 3.240%, 3/15/2044	248,821
		TOTAL	8,638,062
		TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $43,222,471)	43,373,300
		REPURCHASE AGREEMENT—2.9%
4,859,000		Interest in $550,000,000 joint repurchase agreement 0.31%, dated 3/31/2016 under which Bank of America, N.A. will repurchase securities provided as collateral for $550,004,736 on 4/1/2016. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities maturing on 2/25/2044 and the market value of those underlying securities was $566,504,878. (AT COST)	4,859,000
		TOTAL INVESTMENTS—101.6% (IDENTIFIED COST $165,288,921)[3]	171,783,435
		OTHER ASSETS AND LIABILITIES - NET—(1.6)%[4]	(2,750,583)
		TOTAL NET ASSETS—100%	$169,032,852
1	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At March 31, 2016, these restricted securities amounted to $21,160,942, which represented 12.5% of total net assets.
2	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At March 31, 2016, these liquid restricted securities amounted to $21,160,942, which represented 12.5% of total net assets.
3	At March 31, 2016, the cost of investments for federal tax purposes was $165,288,921. The net unrealized appreciation of investments for federal tax purposes was $6,494,514. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $7,244,902 and net unrealized depreciation from investments for those securities having an excess of cost over value of $750,388.
4	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at March 31, 2016.
3

Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	Fixed-income securities and repurchase agreements acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), unless the issuer's creditworthiness is impaired or other factors indicate that amortized cost is not an accurate estimate of the investment's fair value, in which case it would be valued in the same manner as a longer-term security.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, or if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation and Significant Events Procedures
The Trustees have the ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a valuation committee (“Valuation Committee”) comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
4

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of March 31, 2016, all investments of the Fund utilized Level 2 inputs in valuing the Fund's assets carried at fair value.
The following acronyms are used throughout this portfolio:
FDIC	—Federal Deposit Insurance Corporation
FHLMC	—Federal Home Loan Mortgage Corporation
FNMA	—Federal National Mortgage Association
REMIC	—Real Estate Mortgage Investment Conduit
5

Item 2. Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated Insurance Series

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date May 23, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ John B. Fisher

John B. Fisher

Principal Executive Officer

Date May 23, 2016

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date May 23, 2016